As filed with the Securities and Exchange Commission on February 1, 1996 Registration Nos. 33-84798; 811-8794


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2


                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 4


                             THE JPM ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               6 St. James Avenue
                          Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 423-0800

                               Philip W. Coolidge
                6 St. James Avenue, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen K. West, Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has not filed Rule 24f-2 notices with respect to The JPM Advisor U.S. Fixed Income Fund (for the Fiscal Year ended October 31, 1995), The JPM Advisor International Fixed Income Fund (for the Fiscal Year ended September 30, 1995), The JPM Advisor U.S. Equity Fund (for the Fiscal Year ended May 31, 1995), The JPM Advisor U.S. Small Cap Equity Fund (for the Fiscal Year ended May 31, 1995), The JPM Advisor International Equity Fund (for the Fiscal Year ended October 31, 1995) and The JPM Advisor Emerging Markets Equity Fund (for the Fiscal Year ended October 31
1995), each a series of shares of the Registrant, because the Registrant has not sold any securities to the public during the fiscal years indicated.

The U.S. Fixed Income Portfolio, The Non-U.S. Fixed Income Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Emerging Markets Equity Portfolio and The Series Portfolio have also executed this Registration Statement.

JPM513.EDG

                             CROSS-REFERENCE SHEET
                           (As Required by Rule 495)

PART A ITEM NO.: Prospectus Headings.

1.  COVER PAGE:  Cover Page.

2.       SYNOPSIS: Investors for Whom the Fund is Designed.

3.       CONDENSED FINANCIAL INFORMATION:  Not applicable.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the Fund is Designed; Investment Objective and Policies; Risk Factors and Additional Investment Information; Investment Restrictions; Special Information Concerning Hub and Spoke(R); Organization; Appendix.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolio; Shareholder Transactions; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Hub and Spoke(R); Shareholder Transactions; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Fund is Designed; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not applicable.

PART B ITEM NO.:  Statement of Additional Information Headings.

10.      COVER PAGE:  Cover Page.

11.      TABLE OF CONTENTS:  Table of Contents.

12.      GENERAL INFORMATION AND HISTORY:  General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendix A; Appendix B.

14.      MANAGEMENT OF THE FUND:  Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Administrator and Distributor; Services Agent; Custodian; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES:  Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS:  Taxes.

21.      UNDERWRITERS:  Administrator and Distributor.

22.      CALCULATION OF PERFORMANCE DATA:  Performance Data.

23.      FINANCIAL STATEMENTS:  Financial Statements.

PART C

Information required to be included in Part C is set forth under the appropriately numbered in Part C of this registration statement.

EXPLANATORY NOTE



This post-effective amendment no. 2 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-84798) is being filed with respect to (i) The JPM Advisor U.S. Fixed Income Fund, a series of shares of the Registrant, to include updated information regarding certain contractual arrangements with service providers in the prospectus which describes said series, and (ii) The JPM Advisor International Fixed Income Fund, The JPM Advisor U.S. Equity Fund, The JPM Advisor U.S. Small Cap Equity Fund, The JPM Advisor International Equity Fund and The JPM Advisor Emerging Markets Equity Fund (the "Funds"), each a series of shares of the Registrant, to include updated financial and other disclosure in (i) the Statement of Additional Information and (ii) the prospectuses which describe the Funds. As a result, the Amendment does not affect any of the Registrant's other currently effective prospectuses, each of which is hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

PROSPECTUS

The JPM Advisor U.S. Fixed Income Fund
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) JPM-3637

The JPM Advisor U.S. Fixed Income Fund (the "Fund") seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of short-term obligations while recognizing the greater price fluctuation of longer term instruments.

The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Advisor Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE U.S. FIXED INCOME PORTFOLIO (THE "PORTFO-LIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAV-ING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFO-LIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERV-ICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated January 31, 1996 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention: The JPM Advisor Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE IN-VESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1996

TABLE OF CONTENTS


                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Special Information Concerning Hub and Spoke(R)............................   2
Investment Objective and Policies..........................................   3
Risk Factors and Additional Investment Information.........................   6
Investment Restrictions....................................................   9
Management of the Trust and the Portfolio..................................  10
Shareholder Transactions...................................................  12
Purchase of Shares.........................................................  12
Redemption of Shares.......................................................  13

                                                                            PAGE
Exchange of Shares.........................................................  13
Dividends and Distributions................................................  14
Net Asset Value............................................................  14
Organization...............................................................  14
Taxes......................................................................  15
Additional Information.....................................................  16
Appendix................................................................... A-1
Options.................................................................... A-1
Futures Contracts.......................................................... A-1

The JPM Advisor U.S. Fixed Income Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors seeking a higher total return over time than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in The U.S. Fixed Income Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Risk Factors and Additional Investment Information and the Appendix. The Port-folio may also purchase certain privately placed securities. For further infor-mation about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $5,000. See Purchase of Shares.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signa-ture") Hub and Spoke(R) financial services method. The Trustees of the Trust believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the heading Management of the Trust and the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.30%
Rule 12b-1 Fees........................................................... None
Other Expenses (after expense reimbursement).............................. 0.50%
                                                                           ----
Total Operating Expenses (after expense reimbursement).................... 0.80%

* These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's current fiscal year, after any applicable expense reimbursement. Without such expected reimbursement, the es-timated Total Operating Expenses would be equal on an annual basis to 1.04% of the estimated average daily net assets of the Fund. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year...................................................................... $ 8
3 Years..................................................................... $26
5 Years..................................................................... $44
10 Years.................................................................... $99

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Portfolio's Administrative Services Agreement and the Trust's Serv-ices Agreement, the fees paid to Pierpont Group, Inc. under the Portfolio Fund Services Agreement, the fees paid to SBDS under the Portfolio's Administration Agreement, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian of the Portfolio, and other usual and customary ex-penses of the Portfolio. For a more detailed description of contractual fee ar-rangements, including expense reimbursements, see Management of the Trust and the Portfolio. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no re-demption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Risk Factors and Addi-tional Investment Information and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of income plus realized and unrealized capital gains and losses. Al-though the net asset value of the Fund will fluctuate, the Fund attempts to preserve the value of its investments to the extent consis-tent with its objective. The Fund attempts to achieve its objective by invest-ing all of its investable assets in The U.S. Fixed Income Portfolio, a diversi-fied open-end management investment company having the same investment objec-tive as the Fund. Under certain market conditions, the Fund or the Portfolio may not be able to achieve its investment objective.

The Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obliga-tions while recognizing the greater price fluctuation of longer-term instru-ments. It may also be a convenient way to add fixed income exposure to diver-sify an existing portfolio.

Morgan actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, Morgan adjusts the duration of the Portfolio in light of market conditions and Morgan's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. Morgan also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Govern-ment and agency securities, corporate securities, private placements, asset-backed and mortgage-related securities. Specific securities which Morgan be-lieves are undervalued are selected for purchase within the sectors using ad-vanced quantitative tools, analysis of credit risk, the expertise of a dedi-cated trading desk, and the judgment of fixed income portfolio managers and analysts. Under normal circumstances, Morgan intends to keep the Portfolio es-sentially fully invested with at least 65% of the Portfolio's assets invested in fixed income securities.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Under normal market conditions the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as repre-sented by Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 4.5 years. The maturities of the individual securities in the Portfolio may vary widely, how-ever.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed 300%.

CORPORATE BONDS. The Portfolio may invest in a broad range of debt securities of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or re-ceivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Portfolio will be required to reinvest the proceeds of prepayments at in-terest rates prevailing at the time of reinvestment, which may be lower. In ad-dition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity. The Portfolio does not intend to invest in common stock but may invest to a limited extent in convertible debt or preferred stock. The Portfolio does not expect to invest more than 25% of its assets in securities of foreign issuers. If the Portfolio invests in non-U.S. dollar denominated securities, it hedges the foreign currency exposure into the U.S. dollar. See Risk Factors and Addi-tional Investment Information for further information on foreign investments and convertible securities.

GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ("GNMA Certificates"), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities which evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of de-clining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Portfolio's positions in these securities and requiring the Port-folio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Portfolio may also invest in obligations issued or guaran-teed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are respon-sible for payments on their obligations, they do not guarantee their market value. The Portfolio may also invest in municipal obligations which may be general obligations of the issuer or payable only from specific revenue sourc-es. However, the Portfolio will invest only in municipal obligations that have been issued on a taxable basis or have an attractive yield excluding tax con-siderations. In addition, the Portfolio may invest in debt securities of for-eign governments and governmental entities. See Risk Factors and Additional Investment Information for further information on foreign investments.

MONEY MARKET INSTRUMENTS. The Advisor may purchase money market instruments as part of its management of the Portfolio's duration, to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and in-strumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Addi-tional Information.

QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least 65% of its total assets will consist of securities that are rated at least A by Moody's Investors Service, Inc. ("Moody's") or Stan-dard & Poor's Corporation ("Standard & Poor's") or that are unrated and in Morgan's opinion are of comparable quality. In the case of 30% of the Portfo-lio's investments, the Portfolio may purchase debt securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. The remaining 5% of the Portfolio's assets may be invested in debt securities that are rated Ba or better by Moody's or BB or better by Standard & Poor's or are unrated and in Morgan's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some specu-lative characteristics. Securities rated Ba by Moody's or BB by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

The Portfolio may also purchase securities on a when-issued or delayed deliv-ery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. For-ward foreign currency exchange contracts, options and futures contracts are derivative instruments. For a discussion of these investments and investment techniques, see Risk Factors and Additional Investment Information.

RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convert-ible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase secu-rities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluc-tuation during this period and for fixed income investments no interest ac-crues to the Portfolio until settlement. At the time of settlement, a when-is-sued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Port-folio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Secu-rities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, there-fore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for il-liquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be de-termined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees of the Portfolio. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in certain foreign securities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domes-tic companies. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign invest-ments as compared to interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in for-eign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign is-suer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected in foreign bond markets has increased in recent years, in most cases it remains appreciably below that of domestic markets. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In addition, there is generally less govern-ment supervision and regulation of brokers, financial institutions and issuers located in foreign countries than in the United States.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such insti-tutions issuing ADRs may not be sponsored by the issuer of the underlying for-eign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European finan-cial institution evidencing a similar arrangement. Generally, ADRs, in regis-tered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign cur-rencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Trans-actions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transac-tions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange mar-ket or uses forward contracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the dif-ference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These con-tracts are derivative instruments, as their value derives from the spot ex-change rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usu-ally large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign cur-rency exchange contracts eliminate fluctuations in the prices of the Portfo-lio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an at-tempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or antici-pated securities transactions. The Portfolio may also enter into forward con-tracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or princi-pally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is de-nominated or principally traded in exchange for U.S. dollars.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase exchange traded and over-the-counter put and call options on fixed income securities or indexes of fixed income securities, (b) purchase and sell futures contracts on indexes of fixed income securities, and (c) purchase put and call options on futures contracts on indexes of fixed income securities. Each of these instru-ments is a derivative instrument, as its value derives from the underlying as-set or index.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts and buying calls, tend to increase market ex-posure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined op-tions positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securi-ties, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly corre-lated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in con-nection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of secu-rities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets. For more detailed information about these transactions, see the Appendix to this Prospectus and Investment Objectives and Policies in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not in-vest more than 5% of its total assets in the securities of any one issuer, ex-cept U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its in-vestments in such industry would exceed 25% of the value of the Portfolio's to-tal assets, except this limitation shall not apply to investments in U.S. Gov-ernment securities; (ii) enter into reverse repurchase agreements and other permitted borrowings which constitute senior securities under the 1940 Act, ex-ceeding in the aggregate one-third of the market value of the Portfolio's total assets, less certain liabilities; or (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets taken at cost at the time of borrowing and except in connection with reverse repurchase agreements or purchase securi-ties while borrowings, including reverse repurchase agreements, exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing. See Risk Factors and Additional Investment Information--Loans of Portfolio Se-curities and Reverse Repurchase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Re-strictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declaration of Trust for the Trust, the Trustees of the Trust decide upon matters of general policy and review the actions of the Trust's service providers and the performance of the Portfolio's Advisor. Pur-suant to the Declaration of Trust for the Portfolio, the Trustees of the Port-folio (who are not the same as the Trustees of the Trust) have the same re-sponsibilities for the Portfolio including overseeing its service providers.

The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees of the Portfolio in exercising their overall su-pervisory responsibilities for the Portfolio's affairs. The fee to be paid by the Portfolio under the agreement approximates the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. For more information concerning the Trust's and the Portfolio's Trustees and officers, see Trustees and Officers in the Statement of Addi-tional Information.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the serv-ices of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which con-ducts a general banking and trust business. Morgan is a wholly owned subsidi-ary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional cli-ents with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and port-folio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on sys-tematic analysis of real interest rates, sector diversification and quantita-tive and credit analysis. Morgan has managed portfolios of domestic fixed in-come securities on behalf of its clients for over fifty years. The portfolio managers making investments in domestic fixed income securities work in con-junction with fixed income, credit, capital market and economic research ana-lysts, as well as traders and administrative officers.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his or her business ex-perience for the past five years is indicated parenthetically): William G. Tennille, Vice President (since January, 1994, employed by Morgan since March, 1992 and prior to 1991 by Manufacturers Hanover Trust Company as a portfolio manager of U.S. fixed income investments) and Connie J. Plaehn, Vice President (since January, 1994, employed by Morgan since prior to 1991 as a portfolio manager of U.S. fixed income investments).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.30% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides certain financial, fund ac-counting and administrative services to the Trust and the Portfolio and share-holder services to Fund shareholders. See Services Agent below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MOR-GAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Services Agent and Custodian. In connection with its responsibili-ties as Administrator, SBDS (i) furnishes ordinary clerical and related serv-ices for day-to-day operations including certain recordkeeping responsibili-ties; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the respective Trustees may direct from time to time. Under the terms of the Trust's Services Agreement with Morgan, the fees of the Administrator are cov-ered by Morgan's expense undertakings described under Services Agent below.



Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its propor-tionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pier-pont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds and the Master Port-folios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the Exclusive Placement Agent for the Portfolio. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

SERVICES AGENT. Under a Services Agreement with the Trust and an Administrative Services Agreement with the Portfolio, Morgan is responsible for certain finan-cial, fund accounting and administrative services provided to the Fund and the Portfolio, respectively, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share, keeping the Fund's books of account and providing share-holder services to shareholders of the Fund.

In addition, as provided in the Trust's Services Agreement, Morgan is responsi-ble for the annual costs of certain usual and customary expenses incurred by the Fund (the "expense undertaking"). The expenses covered by the expense un-dertaking include, but are not limited to, transfer, registrar, and dividend disbursing costs, legal and accounting expenses, fees of the Administrator for services to the Trust, insurance, the compensation and expenses of the Trust's Trustees, the expenses of printing and mailing reports, notices, and proxies to Fund shareholders, and registration fees under federal or state securities laws. The Fund will pay these expenses directly and such amounts will be de-ducted from the fees to be paid to Morgan under the agreement. If such amounts are more than the amount of Morgan's fees under the agreement, Morgan will reimburse the Fund for such ex-cess amounts. Under the agreement, the following expenses are not included in the expense undertaking: the services agent fee, organizational expenses and extraordinary expenses as defined in this agreement.

The Trust's Services Agreement provides for the Fund to pay Morgan a fee for these services, which is computed daily and may be paid monthly, equal on an annual Basis to 0.60% of the Fund's average daily net assets.

As noted above, the fee levels of the Fund are expense undertakings and reflect payments made directly to third parties by the Fund for services rendered, as well as payments to Morgan for services rendered. The Trustees of the Trust regularly review amounts paid to and accounted for by Morgan pursuant to the Services Agreement. See Expenses below.

Under the Portfolio's Administrative Services Agreement effective December 29, 1995, the Portfolio has agreed to pay to Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net as-sets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that is net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds, the Master Portfolios, and other investors in the Master Portfolios for which Morgan provides similar services.

Under these agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor, and Services Agent above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of its Trustees, registration fees under federal and foreign securities laws, cus-todian fees, brokerage expenses and extraordinary expenses applicable to the Portfolio.

In addition to the expenses of the Fund that Morgan assumes under the Trust's Services Agreement, Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 0.80% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as neces-sary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual lim-its are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER TRANSACTIONS

Investors may request either Morgan or their Eligible Institution, as defined below, for assistance in placing orders to purchase, redeem or exchange shares of the Fund.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Mor-gan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) JPM-3637.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Mor-gan as Services Agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an eligible institution which is a customer of Morgan (an "Eligi-ble Institution"). Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospec-tive investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $5,000.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

To purchase shares in the Fund, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value deter-mined that day. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Fund's Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. The pur-chaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub- accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, pro-viding periodic statements showing the client's account balance and integrat-ing these statements with those of other transactions and balances in the cli-ent's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other infor- mation and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Addi-tional Information below for an explanation of the telephone redemption policy of The JPM Advisor Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are de-posited on settlement date in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of cer-tain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive divi-dends on these shares through the day before the settlement date. Settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when noncorporate in-vestors have not provided a certified taxpayer identification number. In addi-tion, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption pro-ceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other pe-riods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Advisor Fund without charge. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Advisor Funds. See Additional Information below for an explanation of the telephone redemption policy of The JPM Advisor Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily immedi-ately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net As-set Value in the Statement of Additional Information for information on valua-tion of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on September 16, 1994 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, nine series of shares have been authorized and are avail-able for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the ap-propriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non- assessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by share-holder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as pre-scribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the State-ment of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and com-mon and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. According-ly, the Trustees of the Trust believe that neither the Fund nor its sharehold-ers will be adversely affected by reason of the Fund's investing in the Portfo-lio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. For the Fund to qualify as a regulated in-vestment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securi-ties, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for fed-eral income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to noncorporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or re-invested in additional shares. Distributions of this type to corporate share-holders of the Fund are not eligible for the dividends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of capital gains will have the effect of reducing the net as-set value of Fund shares held by a shareholder by the same amount as the dis-tribution. If the net asset value of the shares is reduced below a sharehold-er's cost as a result of such a distribution, the distribution, although con-stituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, includ-ing dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his or her Eligible Institution or the Distributor may sub-ject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions communicated from invest-ors by telephone are genuine; if it does not, the Fund, the Services Agent or a shareholder's Eligible Institution may be liable for any losses due to unautho-rized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson As-sociates, Salomon Brothers Broad Investment Grade Bond Index and other industry publications. The Fund may advertise "yield". Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized -- i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.

The Fund may also advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are re-quired by regulations of the Securities and Exchange Commission. Yield and to-tal return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the State-ment of Additional Information. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance in-formation may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase exchange traded and over-the-counter put and call options on fixed income securities and indexes of fixed income securities,
(b) purchase and sell futures contracts on fixed income securities and indexes of fixed income securities and (c) purchase put and call options on futures contracts on fixed income securities and indexes of fixed income securities. Each of these instruments is a derivative instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

OPTIONS ON INDEXES. The Portfolio may purchase put and call options on any se-curities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the ex-ercise of securities index options is settled by cash payment and does not in-volve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an over-the-counter option, it will be rely-ing on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

THE JPM ADVISOR FUNDS

The JPM Advisor U.S. Fixed Income Fund

The JPM Advisor International Fixed Income Fund

The JPM Advisor U.S. Equity Fund

The JPM Advisor U.S. Small Cap Equity Fund

The JPM Advisor International Equity Fund

The JPM Advisor European Equity Fund

The JPM Advisor Asia Growth Fund

The JPM Advisor Japan Equity Fund

The JPM Advisor Emerging Markets Equity Fund


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

ADVPROS401

                The
                JPM Advisor
                U.S. Fixed
                Income Fund




             PROSPECTUS

             January 31, 1996

PROSPECTUS

The JPM Advisor International Fixed Income Fund
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) JPM-3637

The JPM Advisor International Fixed Income Fund (the "Fund") seeks to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. It is designed for investors who seek exposure to the international bond markets in their investment portfolios.

The Fund is a non-diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Advisor Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFO-LIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY IN-VESTING ALL OF ITS INVESTABLE ASSETS IN THE NON-U.S. FIXED INCOME PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING NON-DIVERSIFIED OPEN-END MANAGEMENT INVEST-MENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND IN-VESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERV-ICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 3.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated January 31, 1996 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116,
Attention: The JPM Advisor Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE IN-VESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1996

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Special Information Concerning Hub and Spoke (R)...........................   3
Investment Objective and Policies..........................................   4
Risk Factors and Additional Investment Information.........................   6
Investment Restrictions....................................................   9
Management of the Trust and the Portfolio..................................  10
Shareholder Transactions...................................................  12
Purchase of Shares.........................................................  13

                                                                            PAGE
Redemption of Shares.......................................................  13
Exchange of Shares.........................................................  14
Dividends and Distributions................................................  14
Net Asset Value............................................................  14
Organization...............................................................  15
Taxes......................................................................  15
Additional Information.....................................................  16
Appendix................................................................... A-1
Options.................................................................... A-1
Future Contracts........................................................... A-2

The JPM Advisor International Fixed Income Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who seek to broaden their investments by adding exposure to international bonds. The Fund seeks to achieve its invest-ment objective by investing all of its investable assets in The Non-U.S. Fixed Income Portfolio, a non-diversified open-end management investment company hav-ing the same investment objective as the Fund. Since the investment character-istics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and in-vestment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Risk Factors and Additional Investment Information and the Appendix. The Port-folio may also purchase certain privately placed securities. The Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these invest-ments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $5,000. See Purchase of Shares.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signa-ture") Hub and Spoke(R) financial services method. The Trustees of the Trust believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the heading Management of the Trust and the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.35%
Rule 12b-1 Fees........................................................... None
Other Expenses (after expense reimbursement).............................. 0.85%
                                                                           ----
Total Operating Expenses (after expense reimbursement).................... 1.20%

-------

* These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's current fiscal year, after any applicable expense reimbursement. Without such expected reimbursement, the es-timated Total Operating Expenses would be equal on an annual basis to 1.29% of the estimated average daily net assets of the Fund. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year..................................................................... $ 12
3 Years.................................................................... $ 38
5 Years.................................................................... $ 66
10 Years................................................................... $146

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Portfolio's Administrative Services Agreement and the Trust's Serv-ices Agreement, the fees paid to Pierpont Group, Inc. under the Portfolio Fund Services Agreement, the fees paid to SBDS under the Portfolio's Administration Agreement, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian of the Portfolio, and other usual and customary ex-penses of the Portfolio. For a more detailed description of contractual fee ar-rangements, including expense reimbursements, see Management of the Trust and the Portfolio. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no re-demption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE (R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke (R). Hub and Spoke (R) is a regis-tered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke (R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Risk Factors and Addi-tional Investment Information and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund attempts to achieve its objective by invest-ing all of its investable assets in The Non-U.S. Fixed Income Portfolio, a non-diversified open-end management investment company having the same investment objective as the Fund. The Portfolio seeks to achieve its objective by invest-ing in the types of fixed income securities described below. The expected total return of a portfolio of fixed income securities may not be as high as that of a portfolio of equity securities. Under certain market conditions, the Fund or the Portfolio may not be able to achieve its investment objective.

The Fund is designed for investors who seek exposure to the international bond markets in their investment portfolios.

Morgan actively manages the Portfolio's allocation across countries, its dura-tion and the selection of specific securities within countries. Based on funda-mental economic and capital markets research, quantitative valuation techniques and experienced judgment, Morgan allocates the Portfolio's assets primarily among the developed countries of the world outside the United States. Morgan adjusts the Portfolio's duration in light of market conditions and the Advi-sor's interest rate outlook for the countries in which it invests. The Advisor selects securities among the broad sectors of the fixed income market includ-ing, but not limited to, debt obligations of governments and their agencies, supranational organizations, corporations and banks, taking into consideration such factors as their relative value, the likelihood of a change in credit rat-ing, and the liquidity of the issue. Under normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds of foreign issuers. These investments will be made in at least three foreign countries. For further information on international investments, see Risk Factors and Additional Investment Informa-tion.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfolio's market value to changes in interest rates. Typically, the Portfolio's duration will range between one year shorter and one year longer than the duration of the non-U.S. fixed income universe, as represented by Salomon Brothers Non-U.S. World Government Bond Index, the Portfolio's benchmark. Currently the bench-mark's duration is approximately five years. The maturities of the individual bonds in the Portfolio may vary widely, however.

The Portfolio may invest in securities denominated in foreign currencies, the U.S. dollar or multinational currency units such as the ECU. The Advisor will generally attempt to hedge the Portfolio's foreign currency exposure into the U.S. dollar. However, the Advisor may from time to time decide to keep foreign currency positions unhedged or engage in foreign currency transactions if, based on fundamental research, technical factors and the judgment of experi-enced currency managers, it believes the foreign currency exposure will benefit the Portfolio. For further information on foreign currency exchange transac-tions, see Risk Factors and Additional Investment Information.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates in each country, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfo-lio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed 300%.

CORPORATE BONDS. The Portfolio may invest in a broad range of debt obligations of foreign issuers. These include debt securities of foreign corporations; debt obligations of foreign banks and bank holding companies; and debt obligations issued or guaranteed by supranational organizations such as the World Bank, the European Investment Bank and the Asian Development Bank. To a limited extent, the Portfolio may also invest in non-U.S. dollar denominated securities of U.S. issuers.

GOVERNMENT SECURITIES. The Portfolio may invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies, authori-ties, instrumentalities or political subdivisions including a foreign state, province or municipality.

MONEY MARKET INSTRUMENTS. The Portfolio may invest in money market instruments of foreign or domestic issuers denominated in U.S. dollars and other curren-cies. Under normal circumstances the Portfolio will purchase these securities as part of its management of the Portfolio's duration, to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.

QUALITY INFORMATION. Under normal circumstances at least 65% of the Portfolio's total assets will consist of securities that at the time of purchase are rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's") or that are unrated and in the Advisor's opinion are of comparable quality. In the case of the remaining 35% of the Portfolio's investments, the Portfolio may purchase securities that are rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in the Advisor's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

NON-DIVERSIFICATION. The Portfolio is registered as a non-diversified invest-ment company which means that the Portfolio is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"), in the proportion of its as-sets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities. The Portfolio, however, will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See Taxes below.

The Portfolio may also purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its port-folio securities, purchase certain privately placed securities and enter into forward foreign currency exchange contracts. In addition, the Portfolio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. Forward foreign currency exchange contracts, options and futures contracts are derivative in-struments. For a discussion of these investments and investment techniques, see Risk Factors and Additional Investment Information.

RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION

FOREIGN INVESTMENT INFORMATION. The Portfolio invests primarily in foreign se-curities. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domes-tic companies. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign invest-ments as compared to interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in for-eign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign is-suer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected in foreign bond markets has increased in recent years, in most cases it remains appreciably below that of domestic markets. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In addition, there is generally less govern-ment supervision and regulation of brokers, financial institutions and issuers located in foreign countries than in the United States.

Although the Portfolio invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of is-suers in emerging markets countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened de-gree. These heightened risks include (i) greater risks of expropriation, con-fiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerg-ing markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to rele-vant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Since the Portfolio's investments in foreign securities involve foreign cur-rencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Trans-actions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest in currencies other than the U.S. dollar, the Portfolio enters into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward con-tracts to purchase or sell foreign currencies. The cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commer-cial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without com-mission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange con-tracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an at-tempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another for-eign currency. The Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor ex-pects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctu-ations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the fu-ture value of such securities in foreign currencies will change as a conse-quence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convert-ible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securi-ties on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the pur-chase commitment. The value of these securities is subject to market fluctua-tion during this period and for fixed income investments no interest accrues to the Portfolio until settlement. At the time of settlement, a when-issued secu-rity may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-is-sued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bank-ruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. In-vestments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For purposes of the 1940 Act, it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for il-liquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be de-termined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees of the Portfolio. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on fixed in-come securities or indexes of fixed income securities, (b) purchase and sell futures contracts on indexes of fixed income securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of fixed in-come securities. Each of these instruments is a derivative instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk man-agement purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and re-turn characteristics of the Portfolio's overall strategy in a manner deemed ap-propriate to the Advisor and consistent with the Portfolio's objective and pol-icies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securi-ties, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly corre-lated with its other investments or if it could not close out its positions be-cause of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in con-nection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of secu-rities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options, or futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net as-set value of the Portfolio. For more detailed information about these transac-tions, see the Appendix to this Prospectus and Investment Objectives and Poli-cies--Risk Management in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not purchase securities or other obligations of issuers con-ducting their principal business activity in the same industry if its invest-ments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Govern-ment securities. (For the purposes of this 25% limitation, the staff of the Se-curities and Exchange Commision considers i) all supranational organizations as a group to be a single industry and ii) each foreign government and its politi-cal subdivisions to be a single industry.) In addition, the Portfolio may not borrow money except that the Portfolio may (a) borrow money from banks for tem-porary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed 33 1/3% of the Portfolio's total assets less liabilities (other than borrowings); and the Portfolio may not issue senior securities ex-cept as permitted by the 1940 Act or any rule, order or interpretation there-under. See Risk Factors and Additional Investment Information--Loans of Port-folio Securities and Reverse Repurchase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Re-strictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND PORTFOLIO

TRUSTEES. Pursuant to the Declaration of Trust for the Trust, the Trustees of the Trust decide upon matters of general policy and review the actions of the Trust's service providers and the performance of the Portfolio's Advisor. Pur-suant to the Declaration of Trust for the Portfolio, the Trustees of the Port-folio (who are not the same as the Trustees of the Trust) have the same re-sponsibilities for the Portfolio including overseeing its service providers.

The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees of the Portfolio in exercising their overall su-pervisory responsibilities for the Portfolio's affairs. The fee to be paid by the Portfolio under the agreement approximates the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. For more information concerning the Trust's and the Portfolio's Trustees and officers, see Trustees and Officers in the Statement of Addi-tional Information.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the serv-ices of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which con-ducts a general banking and trust business. Morgan is a wholly owned subsidi-ary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional cli-ents with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and port-folio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on sys-tematic analysis of real interest rates, sector diversification, quantitative and credit analysis, and, for foreign fixed income securities, country selec-tion. Morgan has managed portfolios of international fixed income securities on behalf of its clients since 1977. The portfolio managers making investments in international fixed income securities work in conjunction with fixed in-come, credit, capital market and economic research analysts, as well as trad-ers and administrative officers.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Robert P. Browne, Vice President (since October, 1994, employed by Morgan since prior to 1991 as a portfolio manager of international fixed income investments) and Lili B.L. Dung, Vice President (since October, 1994, employed by Morgan since prior to 1991 as a portfolio manager of international fixed income investments).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.35% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides certain financial, fund ac-counting and administrative services to the Trust and the Portfolio and share-holder services to Fund Shareholders. See Services Agent below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Services Agent and Custodian. In connection with its responsibil-ities as Administrator, SBDS (i) furnishes ordinary clerical and related serv-ices for day-to-day operations including certain recordkeeping responsibili-ties; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regu-lated investment company under the Code; and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the respective Trustees may direct from time to time. Under the terms of the Trust's Services Agreement with Morgan, the fees of the Administrator are covered by Morgan's expense undertakings de-scribed under Services Agent below.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calcu-lated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in ex-cess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the Exclusive Placement Agent for the Portfolio. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

SERVICES AGENT. Under a Services Agreement with the Trust and an Administra-tive Services Agreement with the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, respectively, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund divi-dends and net asset value per share, keeping the Fund's books of account and providing shareholder services to shareholders of the Fund.

In addition, as provided in the Trust's Services Agreement, Morgan is respon-sible for the annual costs of certain usual and customary expenses incurred by the Fund (the "expense undertaking"). The expenses covered by the expense un-dertaking include, but are not limited to, transfer, registrar, and dividend disbursing costs, legal and accounting expenses, fees of the Administrator for services to the Trust, insurance, the compensation and expenses of the Trust's Trustees, the expenses of printing and mailing reports, notices, and proxies to Fund shareholders, and registration fees under federal or state securities laws. The Fund will pay these expenses directly and such amounts will be deducted from the fees to be paid to Morgan under the agree-ment. If such amounts are more than the amount of Morgan's fees under the agreement, Morgan will reimburse the Fund for such excess amounts. Under the agreement, the following expenses are not included in the expense undertaking: the services agent fee, organization expenses and extraordinary expenses as de-fined in this agreement.

The Trust's Services Agreement provides for the Fund to pay Morgan a fee for these services, which is computed daily and may be paid monthly, equal on an annual basis to 0.68% of the Fund's average daily net assets.

As noted above, the fee levels of the Fund are expense undertakings and reflect payments made directly to third parties by the Fund for services rendered, as well as payments to Morgan for services rendered. The Trustees of the Trust regularly review amounts paid to and accounted for by Morgan pursuant to the Services Agreement. See Expenses below.

Under the Portfolio's Administrative Services Agreement effective December 29, 1995, the Portfolio has agreed to pay to Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net as-sets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds, the Master Portfolios, and other investors in the Master Portfolios for which Morgan provides similar services.

Under these agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor, and Services Agent above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of its Trustees, registration fees under federal and foreign securities laws, custodian fees, brokerage expenses and ex-traordinary expenses applicable to the Portfolio.

In addition to the expenses of the Fund that Morgan assumes under the Trust's Services Agreement, Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.20% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as neces-sary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual lim-its are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER TRANSACTIONS

Investors may request either Morgan or their Eligible Institution, as defined below, for assistance in placing orders to purchase, redeem or exchange shares of the Fund.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Mor-gan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) JPM-3637.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Mor-gan as Services Agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an eligible institution which is a customer of Morgan (an "Eligi-ble Institution"). Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospec-tive investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $5,000.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

To purchase shares in the Fund, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value deter-mined that day. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day. All purchase orders for Fund shares must be accompa-nied by instructions to Morgan (or an Eligible Institution) to transfer imme-diately available funds to the Fund's Distributor on settlement date. The set-tlement date is generally the business day after the purchase is effective. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Addi-tional Information below for an explanation of the telephone redemption policy of The JPM Advisor Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are de-posited on settlement date in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of cer-tain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. Settlement date is generally the next busi-ness day after a redemption is effective and, subject to Further Redemption In-formation below, in any event is within seven days. See Dividends and Distribu-tions.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate in-vestors have not provided a certified taxpayer identification number. In addi-tion, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption pro-ceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other pe-riods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Advisor Fund without charge. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Advisor Funds. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Advisor Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Income dividends for the Fund are declared and paid quarterly. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distribu-tions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, in-cluding the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of port-folio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on September 16, 1994 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust." The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, nine series of shares have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by share-holder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organization informa-tion, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declara-tion of Trust provides that the Fund and other entities investing in the Port-folio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to fed-eral taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. For the Fund to qualify as a regulated investment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except

U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single is-suer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time lim-its. The Portfolio intends to qualify as an association treated as a partner-ship for federal income tax purposes. As such, the Portfolio should not be sub-ject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partner-ship for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or re-invested in additional shares. Distributions of this type to corporate share-holders of the Fund will not qualify for the dividends- received deduction be-cause the income of the Fund will not consist of dividends paid by U.S. corpo-rations.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is re-duced below a shareholder's cost as a result of such a distribution, the dis-tribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

The Fund is subject to foreign withholding taxes with respect to income re-ceived from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year con-sists of securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes and gross income derived from sources within any foreign country or possession of the United States, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his pro-portionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limita-tions) or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No de-duction will be permitted to individuals in computing their alternative minimum tax liability.)

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, includ-ing dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his or her Eligible Institution or the Distribu-tor may subject the investor to risk of loss if such instruction is subse-quently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions commu-nicated from investors by telephone are genuine; if it does not, the Fund, the Services Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Salomon Brothers Non-U.S. World Government Bond Index and other industry publications. The Fund may advertise "yield". Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized--i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day pe-riod for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.

The Fund may also advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are re-quired by regulations of the Securities and Exchange Commission. Yield and to-tal return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the State-ment of Additional Information. All performance figures are based on histori-cal earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on fixed income securities or indexes of fixed in-come securities, (b) purchase and sell futures contracts on indexes of fixed income securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of fixed income securities. Each of these instru-ments is a derivative instrument, as its value derives from the underlying as-set or index.

The Portfolio may use futures contracts and options for hedging and risk man-agement purposes. See Risk Management in the Statement of Additional Informa-tion. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its po-sition in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the pre-mium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium re-ceived for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the op-tion. The characteristics of writing call options are similar to those of writ-ing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some abil-ity to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase put and call options on any se-curities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the ex-ercise of securities index options is settled by cash payment and does not in-volve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index be-cause the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an over-the-counter option, it will be rely-ing on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

THE JPM ADVISOR FUNDS

The JPM Advisor U.S. Fixed Income Fund

The JPM Advisor International Fixed Income Fund

The JPM Advisor U.S. Equity Fund

The JPM Advisor U.S. Small Cap Equity Fund

The JPM Advisor International Equity Fund

The JPM Advisor European Equity Fund

The JPM Advisor Asia Growth Fund

The JPM Advisor Japan Equity Fund

The JPM Advisor Emerging Markets Equity Fund


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

ADVPROS402

                The
                JPM Advisor
                International
                Fixed Income
                Fund




             PROSPECTUS

             January 31, 1996

PROSPECTUS

The JPM Advisor U.S. Equity Fund
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) JPM-3637

The JPM Advisor U.S. Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of selected equity securities. It is designed for in-vestors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Advi-sor Funds, an open-end management investment company organized as a Massachu-setts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFO-LIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY IN-VESTING ALL OF ITS INVESTABLE ASSETS IN THE SELECTED U.S. EQUITY PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FI-NANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EM-PLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Mor-gan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional In-formation dated January 31, 1996 (as supplemented from time to time). This in-formation is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention:
The JPM Advisor Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE IN-VESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1996

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Special Information Concerning Hub and Spoke(R)............................   2
Investment Objective and Policies..........................................   3
Risk Factors and Additional Investment Information.........................   5
Investment Restrictions....................................................   9
Management of the Trust and the Portfolio..................................   9
Shareholder Transactions...................................................  12
Purchase of Shares.........................................................  12
Redemption of Shares.......................................................  13

                                                                            PAGE
Exchange of Shares.........................................................  13
Dividends and Distributions................................................  14
Net Asset Value............................................................  14
Organization...............................................................  14
Taxes......................................................................  15
Additional Information.....................................................  16
Appendix................................................................... A-1
Options.................................................................... A-1
Futures Contracts.......................................................... A-1

The JPM Advisor U.S. Equity Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who wish to participate primarily in the U.S. equity markets. The Fund seeks to achieve its investment objective by in-vesting all of its investable assets in The Selected U.S. Equity Portfolio, a diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Risk Factors and Additional Investment Information and the Appendix. The Port-folio may also purchase certain privately placed securities. For further infor-mation about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $5,000. See Purchase of Shares.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signa-ture") Hub and Spoke(R) financial services method. The Trustees of the Trust believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the heading Management of the Trust and the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.40%
Rule 12b-1 Fees........................................................... None
Other Expenses............................................................ 0.80%
                                                                           ----
Total Operating Expenses.................................................. 1.20%

* These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's current fiscal year. Morgan has agreed to reimburse the Fund to the extent necessary to maintain Total Operating Expenses at the annual rate of 1.21% of the Fund's average daily net assets. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year..................................................................... $ 12
3 Years.................................................................... $ 38
5 Years.................................................................... $ 66
10 Years................................................................... $145

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Portfolio's Administrative Services Agreement and the Trust's Serv-ices Agreement, the fees paid to Pierpont Group, Inc. under the Portfolio Fund Services Agreement, the fees paid to SBDS under the Portfolio's Administration Agreement, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian of the Portfolio, and other usual and customary ex-penses of the Portfolio. For a more detailed description of contractual fee ar-rangements, including expense reimbursements, see Management of the Trust and the Portfolio. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no re-demption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same in-vestment objective as the Fund. The investment objective of the Fund or Portfo-lio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Risk Factors and Addi-tional Investment Information and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return from a port-folio of selected equity securities. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Se-lected U.S. Equity Portfolio, a diversified open-end management investment com-pany having the same investment objective as the Fund. The Portfolio invests primarily in the common stock of large and medium sized U.S. corporations. Un-der certain market conditions, the Fund or the Portfolio may not be able to achieve its investment objective.

The Fund is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

Morgan seeks to enhance the Portfolio's total return relative to that of the universe of large and medium sized U.S. companies, typically represented by the S&P 500 Index, through fundamental analysis, systematic stock valuation and disciplined portfolio construction. Based on internal fundamental research, Morgan uses a dividend discount model to rank companies within economic sectors according to their relative value. From the universe of securities this model shows as undervalued, Morgan selects stocks for the Portfolio based on a vari-ety of criteria including the company's managerial strength, prospects for growth and competitive position. Morgan may modestly under or over-weight se-lected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Portfolio's total return or reduce the fluctuation in its market value relative to the Index.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. The Portfolio does not intend to respond to short-term mar-ket fluctuations or to acquire securities for the purpose of short-term trad-ing; however, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed 100%.

EQUITY INVESTMENTS. During ordinary market conditions, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfo-lio's net assets invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, war-rants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of large and medium-sized U.S. corporations and, to a lim-ited extent, similar securities of foreign corporations. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on domestic or for-eign securities exchanges and securities traded in domestic or foreign over-the-counter markets, and may invest in certain restricted or unlisted securi-ties.

FOREIGN INVESTMENTS. The Portfolio may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. However, the Portfolio does not expect to invest more than 5% of its assets at the time of purchase in securities of foreign issuers. For further information on foreign investments and foreign currency exchange transactions, see Risk Factors and Additional Investment Information.

The Portfolio may also invest in securities on a when-issued or delayed deliv-ery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and money market instruments, and enter into certain hedging transactions that may in-volve options on securities and securities indexes, futures contracts and options on futures contracts. Forward foreign currency exchange contracts, options and futures contracts are derivative instruments. For a discussion of these investments and investment techniques, see Risk Factors and Additional Investment Information.

RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convert-ible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a spe-cific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more vola-tile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase money market instruments on a when- issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income investments no in-terest accrues to the Portfolio until settlement. At the time of settlement, a when- issued security may be valued at less than its purchase price. The Port-folio maintains with the Custodian a separate account with a segregated port-folio of securities in an amount at least equal to these commitments. When en-tering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabil-ities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Secu-rities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Bor rowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, there-fore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for il-liquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be de-termined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees of the Portfolio. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase exchange traded and over-the-counter put and call options on equity securities or in-dexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase put and call options on futures con-tracts on indexes of equity securities. Each of these instruments is a deriva-tive instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts and buying calls, tend to increase market ex-posure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Ad-visor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other in-vestments or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, in-cluding trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of se-curities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets. For more detailed information about these transactions, see the Appendix to this Prospectus and Investment Objectives and Policies in the Statement of Additional Information.

FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in certain foreign securities. Investment in securities of foreign issuers involves somewhat dif-ferent investment risks from those affecting securities of U.S. domestic is-suers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform ac-counting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may de-crease the net return on foreign investments as compared to dividends and in-terest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in for-eign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign is-suer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock ex-changes has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's for-eign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settle-ment periods for foreign securities, which are often longer than those for se-curities of U.S. issuers, may affect portfolio liquidity. In buying and sell-ing securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such insti-tutions issuing ADRs may not be sponsored by the issuer of the underlying for-eign securities. A non-sponsored depository may not provide the same share-holder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar ar-rangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in Eu-ropean securities markets.

Since the Portfolio's investments in foreign securities involve foreign cur-rencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Trans-actions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign curren-cies. The cost of the Portfolio's spot currency exchange transactions is gen-erally the difference between the bid and offer spot rate of the currency be-ing purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These con-tracts are derivative instruments, as their value derives from the spot ex-change rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usu-ally large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign cur-rency exchange contracts eliminate fluctuations in the prices of the Portfo-lio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an at-tempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or antici-pated securities transactions. The Portfolio may also enter into forward con-tracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or princi-pally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is de-nominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward con-tracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluc-tuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projec-tion of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspec-tive. The Portfolio may invest in money market instruments of domestic or for-eign issuers denominated in U.S. dollars. Under normal circumstances the Port-folio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in an-ticipation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not in-vest more than 5% of its total assets in the securities of any one issuer, ex-cept U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not (i) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Port-folio's total assets, taken at cost at the time of borrowing, or purchase secu-rities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing;
(ii) purchase securities or other obligations of issuers conducting their prin-cipal business activity in the same industry if its investments in such indus-try would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; or
(iii) purchase securities of any issuer if, as a result of the purchase, more than 5% of the total assets of the Portfolio would be invested in securities of companies with fewer than three years of operating history (including predeces-sors).

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restric-tions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declaration of Trust for the Trust, the Trustees of the Trust decide upon matters of general policy and review the actions of the Trust's service providers and the performance of the Portfolio's Advisor. Pur-suant to the Declaration of Trust for the Portfolio, the Trustees of the Port-folio (who are not the same as the Trustees of the Trust) have the same respon-sibilities for the Portfolio including overseeing its service providers.

The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees of the Portfolio in exercising their overall super-visory responsibilities for the Portfolio's affairs. The fee to be paid by the Portfolio under the agreement approximates the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. For more information concerning the Trust's and the Portfolio's Trustees and officers, see Trustees and Officers in the Statement of Additional Information.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan

& Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined as-sets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and portfolio management serv-ices to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's in-vestments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection and disciplined portfolio construction. Morgan has managed portfolios of U.S. equity securities on behalf of its cli-ents for over forty years. The portfolio managers making investments in U.S. equity securities work in conjunction with Morgan's domestic equity analysts, as well as capital market, credit and economic research analysts, traders and administrative officers. The U.S. equity analysts each cover a different in-dustry, monitoring a universe of 700 predominantly large and medium-sized U.S. companies.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): William B. Petersen, Managing Director (since February, 1993, employed by Morgan since prior to 1991 as a portfolio manager of U.S. equity investments) and William M. Riegel, Jr., Vice President (since February, 1993, employed by Morgan since prior to 1991 as a portfolio manager of U.S. equity investments).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.40% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides certain financial, fund ac-counting and administrative services to the Fund and the Portfolio and share-holder services to Fund shareholders. See Services Agent below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Services Agent and Custodian. In connection with its responsibil-ities as Administrator, SBDS (i) furnishes ordinary clerical and related serv-ices for day-to-day operations including certain recordkeeping responsibili-ties; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regu-lated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the respective Trustees may direct from time to time. Under the terms of the Trust's Services Agreement with Morgan, the fees of the Administrator for its services to the Trust are covered by Morgan's expense undertakings de-scribed under Services Agent below.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay to SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is cal-culated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "'Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM In-stitutional Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the Exclusive Placement Agent for the Portfolio. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

SERVICES AGENT. Under a Services Agreement with the Trust and an Administra-tive Services Agreement with the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, respectively, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund divi-dends and net asset value per share, keeping the Fund's books of account and providing shareholder services to shareholders of the Fund.

In addition, as provided in the Trust's Services Agreement, Morgan is respon-sible for the annual costs of certain usual and customary expenses incurred by the Fund (the "expense undertaking"). The expenses covered by the expense un-dertaking include, but are not limited to, transfer, registrar, and dividend disbursing costs, legal and accounting expenses, fees of the Administrator for services to the Trust, insurance, the compensation and expenses of the Trust's Trustees, the expenses of printing and mailing reports, notices, and proxies to Fund shareholders, and registration fees under federal or state securities laws. The Fund will pay these expenses directly and such amounts will be de-ducted from the fees to be paid to Morgan under the agreement. If such amounts are more than the amount of Morgan's fees under the agreement, Morgan will re-imburse the Fund for such excess amounts. Under the agreement, the following expenses are not included in the expense undertaking: the services agent fee, organization expenses and extraordinary expenses as defined in this agreement.

The Trust's Services Agreement provides for the Fund to pay Morgan a fee for these services, which is computed daily and may be paid monthly, equal on an annual basis to 0.69% of the Fund's average daily net assets.

As noted above, the fee levels of the Fund are expense undertakings and re-flect payments made directly to third parties by the Fund for services ren-dered, as well as payments to Morgan for services rendered. The Trustees of the Trust regularly review amounts paid to and accounted for by Morgan pursu-ant to the Services Agreement. See Expenses below.

Under the Portfolio's Administrative Services Agreement effective December 29, 1995, the Portfolio has agreed to pay to Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

Under these agreements, Morgan may delegate one or more of its responsibili-ties to other entities, including SBDS, at Morgan's expense.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Pierpont Group, Inc., Morgan and SBDS under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor, and Services Agent above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of its Trustees, registration fees under federal and foreign securities laws, custodian fees, brokerage expenses and ex-traordinary expenses applicable to the Portfolio.

In addition to the expenses of the Fund that Morgan assumes under the Trust's Services Agreement, Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.21% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as neces-sary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual lim-its are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER TRANSACTIONS

Investors may request either Morgan or their Eligible Institution, as defined below, for assistance in placing orders to purchase, redeem or exchange shares of the Fund.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) JPM-3637.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as Services Agent and the Fund is authorized to accept any instructions relat-ing to a Fund account from Morgan as agent for the customer. All purchase or-ders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an eligible institution which is a customer of Morgan (an "Eligible Institution"). Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective in-vestors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges asso-ciated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $5,000.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assis-tance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan represen-tative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immedi-ately available funds to the Fund's Distributor on the next business day. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to sharehold-ers and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and perform-ing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible In-stitutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Addi-tional Information below for an explanation of the telephone redemption policy of The JPM Advisor Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited on the next business day in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire trans-ferred in accordance with the customer's instructions and, subject to Further Redemption Information below, in any event are paid within seven days.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal in-come tax on dividends, distributions and redemption proceeds when noncorporate investors have not provided a certified taxpayer identification number. In ad-dition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemp-tion proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Advisor Fund, without charge. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Advisor Funds. See also Additional Information below for an explanation of the telephone ex-change policy of The JPM Advisor Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid twice a year. The Fund may also declare an addi-tional dividend of net investment income in a given year to the extent neces-sary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distribu-tions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid for the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net As-set Value in the Statement of Additional Information for information on valua-tion of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on September 16, 1994 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, nine series of shares have been authorized and are avail-able for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the ap-propriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non- assessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by share-holder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as pre-scribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the State-ment of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and com-mon and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. According-ly, the Trustees of the Trust believe that neither the Fund nor its sharehold-ers will be adversely affected by reason of the Fund's investing in the Portfo-lio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. For the Fund to qualify as a regulated in-vestment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securi-ties, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for fed-eral income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to noncorporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or re-invested in additional shares. The Fund expects a portion of the distributions of this type to corporate shareholders of the Fund to be eligible for the divi-dends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of the Fund's shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the dis-tribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of the Fund's shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or ex change of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribu-tions received by the shareholder with respect to such shares.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, in-cluding dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his or her Eligible Institution or the Distribu-tor may subject the investor to risk of loss if such instruction is subse-quently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions commu-nicated from investors by telephone are genuine; if it does not, the Fund, the Services Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes and other industry publications.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of op-erations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all re-curring fees. This method of calculating total return is required by regula-tions of the Securities and Exchange Commission. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Informa-tion. All performance figures are based on historical earnings and are not in-tended to indicate future performance. Performance information may be obtained by calling the Fund's Distributor at (800) 847-9487.

THE JPM ADVISOR FUNDS

The JPM Advisor U.S. Fixed Income Fund

The JPM Advisor International Fixed Income Fund

The JPM Advisor U.S. Equity Fund

The JPM Advisor U.S. Small Cap Equity Fund

The JPM Advisor International Equity Fund

The JPM Advisor European Equity Fund

The JPM Advisor Asia Growth Fund

The JPM Advisor Japan Equity Fund

The JPM Advisor Emerging Markets Equity Fund


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

ADVPROS403

             The
             JPM Advisor
             U.S. Equity
             Fund




             PROSPECTUS

             January 31, 1996

PROSPECTUS

The JPM Advisor U.S. Small Cap Equity Fund
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) JPM-3637

The JPM Advisor U.S. Small Cap Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of small companies. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Advi-sor Funds, an open-end management investment company organized as a Massachu-setts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFO-LIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY IN-VESTING ALL OF ITS INVESTABLE ASSETS IN THE U.S. SMALL COMPANY PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COM-PANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FI-NANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Mor-gan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional In-formation dated January 31, 1996 (as supplemented from time to time). This in-formation is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention:
The JPM Advisor Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE IN-VESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1996

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Special Information Concerning Hub and Spoke(R)............................   2
Investment Objective and Policies..........................................   4
Risk Factors and Additional Investment Information.........................   5
Investment Restrictions....................................................   9
Management of the Trust and the Portfolio..................................  10
Shareholder Transactions...................................................  12
Purchase of Shares.........................................................  12
Redemption of Shares.......................................................  13

                                                                            PAGE
Exchange of Shares.........................................................  14
Dividends and Distributions................................................  14
Net Asset Value............................................................  14
Organization...............................................................  15
Taxes......................................................................  15
Additional Information.....................................................  16
Appendix................................................................... A-1
Options.................................................................... A-1
Futures Contracts.......................................................... A-1

The JPM Advisor U.S. Small Cap Equity Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who wish to invest in a portfolio of equity securities of small companies. The Fund seeks to achieve its investment objec-tive by investing all of its investable assets in The U.S. Small Company Port-folio, a diversified open-end management investment company having the same in-vestment objective as the Fund. Since the investment characteristics and expe-rience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment poli-cies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Risk Factors and Additional Investment Information and the Appendix. The Port-folio may also purchase certain privately placed securities. In view of the capitalization of the companies in which the Portfolio invests, the risks of investment in the Fund and the volatility of the value of its shares may be greater than the general equity markets. For further information about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $5,000. See Purchase of Shares.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signa-ture") Hub and Spoke (R) financial services method. The Trustees of the Trust believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke (R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the heading Management of the Trust and the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.60%
Rule 12b-1 Fees........................................................... None
Other Expenses (after expense reimbursement).............................. 0.70%
                                                                           ----
Total Operating Expenses (after expense reimbursement).................... 1.30%

-------

* These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's current fiscal year, after any applicable expense reimbursement. Without such expected reimbursement, the estimated Total Operating Expenses would be equal on an annual basis to 1.44% of the estimated average daily net assets of the Fund. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year..................................................................... $ 13
3 Years.................................................................... $ 42
5 Years.................................................................... $ 73
10 Years................................................................... $160

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Portfolio's Administrative Services Agreement and the Trust's Serv-ices Agreement, the fees paid to Pierpont Group, Inc. under the Portfolio Fund Services Agreement, the fees paid to SBDS under the Portfolio's Administration Agreement, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian of the Portfolio, and other usual and customary ex-penses of the Portfolio. For a more detailed description of contractual fee ar-rangements, including expense reimbursements, see Management of the Trust and the Portfolio. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no re-demption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke (R). Hub and Spoke (R) is a regis-tered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Risk Factors and Addi-tional Investment Information and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return from a port-folio of equity securities of small companies. Total return will consist of re-alized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio, a diversified open-end management invest-ment company having the same investment objective as the Fund. The Portfolio invests primarily in the common stock of small U.S. companies. The small com-pany holdings of the Portfolio are primarily companies included in the Russell 2500 Index. Under certain market conditions, the Fund or the Portfolio may not be able to achieve its investment objective.

The Fund is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Fund may also serve as an efficient vehicle to diversify an existing port-folio by adding the equities of smaller U.S. companies.

Morgan seeks to enhance the Portfolio's total return relative to that of the U.S. small company universe. To do so, Morgan uses fundamental research, sys-tematic stock valuation and a disciplined portfolio construction process. Mor-gan continually screens the universe of small capitalization companies to iden-tify for further analysis those companies which exhibit favorable characteris-tics such as significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, Morgan ranks these companies within economic sectors according to their relative value. Mor-gan then selects for purchase the most attractive companies within each eco-nomic sector.

Morgan uses a disciplined portfolio construction process to seek to enhance re-turns and reduce volatility in the market value of the Portfolio relative to that of the U.S. small company universe. Morgan believes that under normal mar-ket conditions, the Portfolio will have sector weightings comparable to that of the U.S. small company universe, although it may moderately under- or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Portfolio.

The Portfolio intends to manage its investments actively in pursuit of its in-vestment objective. Since the Portfolio has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advan-tage of short-term trading opportunities that are consistent with its objec-tive. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual portfolio turnover rate for the Portfolio is generally not expected to exceed 100%.

EQUITY INVESTMENTS. During ordinary market conditions, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the Portfo-lio's net assets invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, war-rants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's primary equity investments are the common stock of small U.S. companies and, to a limited extent, similar securities of foreign corporations. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. The small company holdings of the Portfolio are primarily companies included in the Russell 2500 Index. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio invests in securities listed on domestic or foreign securities exchanges and securities traded in domestic or foreign over-the-counter markets, and may invest in certain re-stricted or unlisted securities.

FOREIGN INVESTMENTS. The Portfolio may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in U.S. dollars. However, the Portfolio does not expect to invest more than 5% of its assets at the time of purchase in foreign equity securities. For further information on foreign investments and foreign cur-rency exchange transactions, see Risk Factors and Additional Investment Infor-mation.

The Portfolio may also invest in securities on a when-issued or delayed deliv-ery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and money market instruments, and enter into certain hedging transactions that may in-volve options on securities and securities indexes, futures contracts and op-tions on futures contracts. Forward foreign currency exchange contracts, op-tions and futures contracts are derivative instruments. For a discussion of these investments and investment techniques, see Risk Factors and Additional Investment Information.

RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convert-ible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a spe-cific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more vola-tile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase money market instruments on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income investments no in-terest accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. The Port-folio maintains with the Custodian a separate account with a segregated port-folio of securities in an amount at least equal to these commitments. When en-tering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabil-ities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The

Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realiza-tion upon the disposition of collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, there-fore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for il-liquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be de-termined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees of the Portfolio. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase exchange traded and over-the-counter put and call options on equity securities or in-dexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase put and call options on futures con-tracts on indexes of equity securities. Each of these instruments is a deriva-tive instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts and buying calls, tend to increase market ex-posure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with own-ing its portfo-lio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market condi-tions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premi-ums, in connection with its futures and options transactions and these trans-actions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of se-curities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets. For more detailed information about these transactions, see the Appendix to this Prospectus and Investment Objectives and Policies in the Statement of Additional Information.

FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in certain foreign securities. Investment in securities of foreign issuers involves somewhat dif-ferent investment risks from those affecting securities of U.S. domestic is-suers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform ac-counting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may de-crease the net return on foreign investments as compared to dividends and in-terest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in for-eign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign is-suer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock ex-changes has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's for-eign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settle-ment periods for foreign securities, which are often longer than those for se-curities of U.S. issuers, may affect portfolio liquidity. In buying and sell-ing securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such insti-tutions issuing ADRs may not be sponsored by the issuer of the underlying for-eign securities. A non-sponsored depository may not provide the same share-holder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securi-ties. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign cur-rencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Trans-actions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign curren-cies. The cost of the Portfolio's spot currency exchange transactions is gen-erally the difference between the bid and offer spot rate of the currency be-ing purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These con-tracts are derivative instruments, as their value derives from the spot ex-change rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usu-ally large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign cur-rency exchange contracts eliminate fluctuations in the prices of the Portfo-lio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an at-tempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or antici-pated securities transactions. The Portfolio may also enter into forward con-tracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or princi-pally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is de-nominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward con-tracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctu-ations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the fu-ture value of such securities in foreign currencies will change as a conse-quence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspec-tive. The Portfolio may invest in money market instruments of domestic or for-eign issuers denominated in U.S. dollars. Under normal circumstances the Port-folio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the Statement of Additional Informa-tion.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not in-vest more than 5% of its total assets in the securities of any one issuer, ex-cept U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not (i) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Port-folio's total assets, taken at cost at the time of borrowing, or purchase secu-rities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowings in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing;
(ii) purchase securities or other obligations of issuers conducting their prin-cipal business activity in the same industry if its investments in such indus-try would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; or
(iii) purchase securities of any issuer if, as a result of the purchase, more than 5% of the total assets of the Portfolio would be invested in securities of companies with fewer than three years of operating history (including predeces-sors).

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restric-tions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declaration of Trust for the Trust, the Trustees of the Trust decide upon matters of general policy and review the actions of the Trust's service providers and the performance of the Portfolio's Advisor. Pur-suant to the Declaration of Trust for the Portfolio, the Trustees of the Port-folio (who are not the same as the Trustees of the Trust) have the same re-sponsibilities for the Portfolio including overseeing its service providers.

The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees of the Portfolio in exercising their overall su-pervisory responsibilities for the Portfolio's affairs. The fee to be paid by the Portfolio under the agreement approximates the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. For more information concerning the Trust's and the Portfolio's Trustees and officers, see Trustees and Officers in the Statement of Addi-tional Information.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the serv-ices of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which con-ducts a general banking and trust business. Morgan is a wholly-owned subsidi-ary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional cli-ents with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and port-folio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection and disciplined portfolio construction. Morgan has invested in equity securities of small U.S. companies on behalf of its clients since the 1960s. The portfolio managers making investments in small U.S. companies work in conjunction with Morgan's domestic equity ana-lysts, as well as capital market, credit and economic research analysts, trad-ers and administrative officers. The U.S. equity analysts each cover a differ-ent industry, following both the small and large companies in their respective industries. They currently monitor a universe of over 300 small companies.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): James B. Otness, Manag-ing Director (since February, 1993, employed by Morgan since prior to 1991 as a portfolio manager of equity securities of small and medium sized U.S. compa-
nies) and Fred W. Kittler, Vice President (since February, 1993, employed by Morgan since prior to 1991 as a portfolio manager of small and medium sized U.S. companies).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.60% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides certain financial, fund ac-counting and administrative services to the Fund and the Portfolio and share-holder services to Fund shareholders. See Services Agent below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Services Agent and Custodian. In connection with its responsibil-ities as Administrator, SBDS (i) furnishes ordinary clerical and related serv-ices for day-to-day operations including certain recordkeeping responsibili-ties; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regu-lated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the respective Trustees may direct from time to time. Under the terms of the Trust's Services Agreement with Morgan, the fees of the Administrator for its services to the Trust are covered by Morgan's expense undertakings de-scribed under Services Agent below.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay to SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is cal-culated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in ex-cess of $7 billion. The portion of this charge payable by the Fund or Portfo-lio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Institu-tional Funds and the Master Portfolios.


SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the Exclusive Placement Agent for the Portfolio. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

SERVICES AGENT. Under a Services Agreement with the Trust and an Administra-tive Services Agreement with the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, respectively, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund divi-dends and net asset value per share, keeping the Fund's books of account and providing shareholder services to shareholders of the Fund.

In addition, as provided in the Trust's Services Agreement, Morgan is respon-sible for the annual costs of certain usual and customary expenses incurred by the Fund (the "expense undertaking"). The expenses covered by the expense un-dertaking include, but are not limited to, transfer, registrar, and dividend disbursing costs, legal and accounting expenses, fees of the Administrator for services to the Trust, insurance, the compensation and expenses of the Trust's Trustees, the expenses of printing and mailing reports, notices, and proxies to Fund shareholders, and registration fees under federal or state securities laws. The Fund will pay these expenses directly and such amounts will be de-ducted from the fees to be paid to Morgan under the agreement. If such amounts are more than the amount of Morgan's fees under the agreement, Morgan will re-imburse the Fund for such excess amounts. Under the agreement, the following expenses are not included in the expense undertaking: the services agent fee, organization expenses and extraordinary expenses as defined in this agreement.

The Trust's Services Agreement provides for the Fund to pay Morgan a fee for these services, which is computed daily and may be paid monthly, equal on an annual basis to 0.69% of the Fund's average daily net assets.

As noted above, the fee levels of the Fund are expense undertakings and reflect payments made directly to third parties by the Fund for services rendered, as well as payments to Morgan for services rendered. The Trustees of the Trust regularly review amounts paid to and accounted for by Morgan pursuant to the Services Agreement. See Expenses below.

Under the Portfolio's Administrative Services Agreement effective December 29, 1995, the Portfolio has agreed to pay to Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net as-sets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

Under these agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Pierpont Group, Inc., Morgan and SBDS under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor, and Services Agent above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of its Trustees, registration fees under federal and foreign securities laws, custodian fees, brokerage expenses and ex-traordinary expenses applicable to the Portfolio.

In addition to the expenses of the Fund that Morgan assumes under the Trust's Services Agreement, Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.30% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as neces-sary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual lim-its are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER TRANSACTIONS

Investors may request either Morgan or their Eligible Institution, as defined below, for assistance in placing orders to purchase, redeem or exchange shares of the Fund.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) JPM-3637.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as Services Agent and the Fund is authorized to accept any instructions relat-ing to a Fund account from Morgan as agent for the customer. All purchase or-ders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an eligible institution which is a customer of Morgan (an "Eligible Institution"). Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective in-vestors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges asso-ciated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the custom-ers that it will accept, and the Fund reserves the right to determine the pur-chase orders that it will accept.

The Fund requires a minimum initial investment of $5,000.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

To purchase shares in the Fund, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer imme-diately available funds to the Fund's Distributor on the next business day. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub- accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, pro-viding periodic statements showing the client's account balance and integrat-ing these statements with those of other transactions and balances in the cli-ent's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Addi-tional Information below for an explanation of the telephone redemption policy of The JPM Advisor Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire trans-ferred in accordance with the customer's instructions and, subject to Further Redemption Information below, in any event are paid within seven days.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal in-come tax on dividends, distributions and redemption proceeds when noncorporate investors have not provided a certified taxpayer identification number. In addition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other pe-riods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Advisor Fund without charge. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Advisor Funds. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Advisor Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid twice a year. The Fund may also declare an addi-tional dividend of net investment income in a given year to the extent neces-sary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distribu-tions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net As-set Value in the Statement of Additional Information for information on valua-tion of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on September 16, 1994 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, nine series of shares, have been authorized and are available for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the ap-propriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non- assessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by share-holder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as pre-scribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the State-ment of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and com-mon and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. According-ly, the Trustees of the Trust believe that neither the Fund nor its sharehold-ers will be adversely affected by reason of the Fund's investing in the Portfo-lio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. For the Fund to qualify as a regulated in-vestment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer, except U.S. Government securi-ties, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for fed-eral income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to noncorporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. The Fund expects a portion of the distribu-tions of this type to corporate shareholders of the Fund to be eligible for the dividends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regard-less of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction.

Any distribution of net investment income or capital gains will have the ef-fect of reducing the net asset value of the Fund's shares held by a share-holder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribu-tion, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of the Fund's shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the ex-tent of any long-term capital gain distributions received by the shareholder with respect to such shares.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, in-cluding dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his or her Eligible Institution or the Distribu-tor may subject the investor to risk of loss if such instruction is subse-quently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions commu-nicated from investors by telephone are genuine; if it does not, the Fund, the Services Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes and other industry publications.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of op-erations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all re-curring fees. This method of calculating total return is required by regula-tions of the Securities and Exchange Commission. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Informa-tion. All performance figures are based on historical earnings and are not in-tended to indicate future performance. Performance information may be obtained by calling the Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase exchange traded and over-the-counter put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities and (c) purchase put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument, as its value derives from the un-derlying asset or index.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.


OPTIONS ON INDEXES. The Portfolio may purchase put and call options on any se-curities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the ex-ercise of securities index options is settled by cash payment and does not in-volve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an over-the-counter option, it will be rely-ing on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

THE JPM ADVISOR FUNDS

The JPM Advisor U.S. Fixed Income Fund

The JPM Advisor International Fixed Income Fund

The JPM Advisor U.S. Equity Fund

The JPM Advisor U.S. Small Cap Equity Fund

The JPM Advisor International Equity Fund

The JPM Advisor European Equity Fund

The JPM Advisor Asia Growth Fund

The JPM Advisor Japan Equity Fund

The JPM Advisor Emerging Markets Equity Fund




No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

ADVPROS404

             The
             JPM Advisor
             U.S. Small
             Cap Equity
             Fund




             PROSPECTUS

             January 31, 1996

PROSPECTUS

The JPM Advisor International Equity Fund
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) JPM-3637

The JPM Advisor International Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of foreign corporations. It is designed for investors with a long-term investment horizon who want to di-versify their investments by adding international equities and take advantage of investment opportunities outside the United States.

The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Advisor Funds, an open-end management investment company organized as a Massachusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE NON-U.S. EQUITY PORTFOLIO (THE "PORTFO-LIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAV-ING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFO-LIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FINANCIAL SERV-ICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a pro-spective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated January 31, 1996 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention: The JPM Advisor Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE IN-VESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1996

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Special Information Concerning Hub and Spoke(R)............................   2
Investment Objective and Policies..........................................   3
Risk Factors and Additional Investment Information.........................   5
Investment Restrictions....................................................   9
Management of the Trust and the Portfolio..................................  10
Shareholder Transactions...................................................  12
Purchase of Shares.........................................................  13
Redemption of Shares.......................................................  13

                                                       PAGE

Exchange of Shares..........................................................  14
Dividends and Distributions.................................................  14
Net Asset Value.............................................................  14
Organization................................................................  15
Taxes.......................................................................  15
Additional Information......................................................  16
Appendix.................................................................... A-1
Options..................................................................... A-1
Futures Contracts........................................................... A-2

The JPM Advisor International Equity Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors who seek to diversify their investments by adding international equities. The Fund seeks to achieve its investment objec-tive by investing all of its investable assets in The Non-U.S. Equity Portfo-lio, a diversified open-end management investment company having the same in-vestment objective as the Fund. Since the investment characteristics and expe-rience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment poli-cies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Risk Factors and Additional Investment Information and the Appendix. The Port-folio may also purchase certain privately placed securities. The Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities. For further information about these invest-ments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $5,000. See Purchase of Shares.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signa-ture") Hub and Spoke (R) financial services method. The Trustees of the Trust believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke (R) structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the heading Management of the Trust and the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 0.60%
Rule 12b-1 Fees........................................................... None
Other Expenses............................................................ 1.01%
                                                                           ----
Total Operating Expenses.................................................. 1.61%

* These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's current fiscal year. Morgan has agreed to reimburse the Fund to the extent necessary to maintain Total Operating Expenses at the annual rate of 1.65% of the Fund's average daily net assets. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year..................................................................... $ 16
3 Years.................................................................... $ 51
5 Years.................................................................... $ 88
10 Years................................................................... $191

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Portfolio's Administrative Services Agreement and the Trust's Serv-ices Agreement, the fees paid to Pierpont Group, Inc. under the Portfolio Fund Services Agreement, the fees paid to SBDS under the Portfolio's Administration Agreement, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian of the Portfolio, and other usual and customary ex-penses of the Portfolio. For a more detailed description of contractual fee ar-rangements, including expense reimbursements, see Management of the Trust and the Portfolio. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no re-demption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Risk Factors and Addi-tional Investment Information and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high total return from a port-folio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund at-tempts to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio, a diversified open-end management in-vestment company having the same investment objective as the Fund. Under cer-tain market conditions, the Fund or the Portfolio may not be able to achieve its investment objective.

The Fund is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advan-tage of investment opportunities outside the United States.

The Portfolio seeks to achieve its investment objective through country alloca-tion and stock valuation and selection. Based on fundamental research, quanti-tative valuation techniques, and experienced judgment, Morgan uses a structured decision-making process to allocate the Portfolio primarily across the devel-oped countries of the world outside the United States. This universe is typi-cally represented by the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index").

Using a dividend discount model and based on analysts' industry expertise, se-curities within each country are ranked within economic sectors according to their relative value. Based on this valuation, Morgan selects the securities which appear the most attractive for the Portfolio. Morgan believes that under normal market conditions, economic sector weightings generally will be similar to those of the Morgan Stanley Europe, Australia and Far East Index.

Finally, Morgan actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the Portfo-lio's market value. Through the use of forward foreign currency exchange con-tracts, Morgan will adjust the Portfolio's foreign currency weightings to re-duce its exposure to currencies deemed unattractive and, in certain circum-stances, increase exposure to currencies deemed attractive, as market condi-tions warrant, based on fundamental research, technical factors, and the judg-ment of a team of experienced currency managers. For further information on foreign currency exchange transactions, see Risk Factors and Additional Invest-ment Information.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual port-folio turnover rate for the Portfolio is generally not expected to exceed 100%.

EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its to-tal assets in equity securities of foreign issuers consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partner-ship interests and equity participations. The Portfolio's primary equity in-vestments are the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The common stock in which the Portfolio may invest in-cludes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio may also invest in securities of issuers located in developing countries. See Risk Factors and Additional Investment Information. The Portfolio invests in securi-ties listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain re-stricted or unlisted securities.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities, enter into forward contracts on foreign currencies and enter into certain hedging transactions that may involve options on securities and securities indexes, futures contracts and options on futures contracts. Forward foreign currency exchange contracts, op-tions and futures contracts are derivative instruments. For a discussion of these investments and investment techniques, see Risk Factors and Additional Investment Information.

RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION

FOREIGN INVESTMENT INFORMATION. The Portfolio invests primarily in foreign se-curities. Investment in securities of foreign issuers involves somewhat dif-ferent investment risks from those affecting securities of U.S. domestic is-suers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform ac-counting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may de-crease the net return on foreign investments as compared to dividends and in-terest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio's investments in for-eign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign is-suer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock ex-changes has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's for-eign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settle-ment periods for foreign securities, which are often longer than those for se-curities of U.S. issuers, may affect portfolio liquidity. In buying and sell-ing securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Although the Portfolio invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of is-suers in emerging markets countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened de-gree. These heightened risks include (i) greater risks of expropriation, con-fiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerg-ing markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to rele-vant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such insti-tutions issuing ADRs may not be sponsored by the issuer of the underlying for-eign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European finan-cial institution evidencing a similar arrangement. Generally, ADRs, in regis-tered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign cur-rencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Trans-actions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign curren-cies. The cost of the Portfolio's spot currency exchange transactions is gen-erally the difference between the bid and offer spot rate of the currency be-ing purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These con-tracts are derivative instruments, as their value derives from the spot ex-change rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usu-ally large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign cur-rency exchange contracts eliminate fluctuations in the prices of the Portfo-lio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an at-tempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or antici-pated securities transactions. The Portfolio may also enter into forward con-tracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or princi-pally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is de-nominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into forward con-tracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluc-tuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projec-tion of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convert-ible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a spe-cific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more vola-tile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase money market instruments on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and for fixed income investments no in-terest accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. The Port-folio maintains with the Custodian a separate account with a segregated port-folio of securities in an amount at least equal to these commitments. When en-tering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabil-ities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Secu-rities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For pur-poses of the Investment Company Act of 1940, as amended (the "1940 Act"), it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. In addition, the Portfolio will not invest more than 5% of the market value of its total assets in restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Subject to these non-fundamental policy limitations, the Portfolio may acquire invest-ments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the of 1933 Act. An illiquid in-vestment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or re-ceives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these secu-rities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be de-termined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees of the Portfolio. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase exchange traded and over-the-counter put and call options on equity securities or in-dexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities, and (c) purchase put and call options on futures con-tracts on indexes of equity securities. Each of these instruments is a deriva-tive instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts and buying calls, tend to increase market ex-posure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Ad-visor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfo-lio's return. Certain strategies limit the Portfolio's possibilities to real-ize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premi-ums, in connection with its futures and options transactions and these trans-actions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of secu-rities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options or thereon held at any time do not exceed 5% of the Portfolio's total assets. For more detailed information about these transac-tions, see the Appendix to this Prospectus and Investment Objectives and Poli-cies in the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspec-tive. The Portfolio may invest in money market instruments of domestic or for-eign issuers denominated in U.S. dollars and other currencies. Under normal circumstances the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Port-folio may also invest in money market instruments without limitation as a tem-porary defensive measure taken in the Advisor's judgment during, or in antici-pation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the State-ment of Additional information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not in-vest more than 5% of its total assets in the securities of any one issuer, ex-cept U.S. government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its in-vestments in such industry would exceed 25% of the value of the Portfolio's to-tal assets, except this limitation shall not apply to investments in U.S. Gov-ernment securities; (ii) enter into reverse repurchase agreements and other permitted borrowings which constitute senior securities under the 1940 Act, ex-ceeding in the aggregate one-third of the market value of the Portfolio's total assets, less certain liabilities; or (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total as-sets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfo-lio's net assets at the time of such borrowing.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Restric-tions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declaration of Trust for the Trust, the Trustees of the Trust decide upon matters of general policy and review the actions of the Trust's service providers and the performance of the Portfolio's Advisor. Pur-suant to the Declaration of Trust for the Portfolio, the Trustees of the Port-folio (who are not the same as the Trustees of the Trust) have the same re-sponsibilities for the Portfolio including overseeing its service providers.

The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees of the Portfolio in exercising their overall su-pervisory responsibilities for the Portfolio's affairs. The fee to be paid by the Portfolio under the agreement approximates the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services as cost to those funds. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. For more information concerning the Trust's and the Portfolio's Trustees and officers, see Trustees and Officers in the Statement of Addi-tional Information.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the serv-ices of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which con-ducts a general banking and trust business. Morgan is a wholly owned subsidi-ary of J.P Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional cli-ents with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and port-folio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfolios of international equity securities on behalf of its clients since 1974. The portfolio managers making investments in interna-tional equity securities work in conjunction with Morgan's international eq-uity analysts, as well as capital market, credit and economic research ana-lysts, traders and administrative officers. The international equity analysts, located in London, Tokyo, Singapore and Melbourne, each cover a different in-dustry, monitoring a universe of nearly 1,000 non-U.S. companies.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Paul A. Quinsee, Vice President (since April, 1993, employed by Morgan since February, 1992 and by Citibank, N.A. prior to 1991 as a portfolio manager of international equity investments) and Thomas P. Madsen, Managing Director (since April, 1993, em-ployed by Morgan since prior to 1991 as a portfolio manager of international equity investments).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.60% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides certain financial, fund ac-counting and administrative services to the Trust and the Portfolio and share-holder services to Fund shareholders. See Services Agent below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Services Agent and Custodian. In connection with its responsibil-ities as Administrator, SBDS (i) furnishes ordinary clerical and related serv-ices for day-to-day operations including certain recordkeeping responsibili-ties; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regu-lated investment company under the Internal Revenue Code of 1986, amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the respective Trustees may direct from time to time. Under the terms of the Trust's Services Agreement with Morgan, the fees of the Administrator are cov-ered by Morgan's expense undertakings described under Services Agent below.


Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calcu-lated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in ex-cess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the Exclusive Placement Agent for the Portfolio. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

SERVICES AGENT. Under a Services Agreement with the Trust and an Administra-tive Services Agreement with the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, respectively, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund divi-dends and net asset value per share, keeping the Fund's books of account and providing shareholder services to shareholders of the Fund.

In addition, as provided in the Trust's Services Agreement, Morgan is respon-sible for the annual costs of certain usual and customary expenses incurred by the Fund (the "expense undertaking"). The expenses covered by the expense un-dertaking include, but are not limited to, transfer, registrar, and dividend disbursing costs, legal and accounting expenses, fees of the Administrator for services to the Trust, insurance, the compensation and expenses of the Trust's Trustees, the expenses of printing and mailing reports, notices, and proxies to Fund shareholders, and registration fees under federal or state securities laws. The Fund will pay these expenses directly and such amounts will be de-ducted from the fees to be paid to Morgan under the agreement. If such amounts are more than the amount of Morgan's fees under the agreement, Morgan will re-imburse the Fund for such excess amounts. Under the agreement, the following expenses are not included in the expense undertaking: the services agent fee, organizational expenses and extraordinary expenses as defined in this agree-ment.

The Trusts's Services Agreement provides for the Fund to pay Morgan a fee for these services, which is computed daily and may be paid monthly, equal on an annual basis to 0.76% of the Fund's average daily net assets.

As noted above, the fee levels of the Fund are expense undertakings and reflect payments made directly to third parties by the Fund for services rendered, as well as payments to Morgan for services rendered. The Trustees of the Trust regularly review amounts paid to and accounted for by Morgan pursuant to the Services Agreement. See Expenses below.

Under the Portfolio's Administrative Services Agreement effective December 29, 1995, the Portfolio has agreed to pay to Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net as-sets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds, the Master Portfolios, and other investors in the Master Portfolios for which Morgan provides similar services.

Under these agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor, and Services Agent above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of its Trustees, registration fees under federal and foreign securities laws, custodian fees, brokerage expenses and ex-traordinary expenses applicable to the Portfolio.

In addition to the expenses of the Fund that Morgan assumes under the Trust's Services Agreements, Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.65% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as neces-sary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual lim-its are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER TRANSACTIONS

Investors may request either Morgan or their Eligible Institution, as defined below, for assistance in placing orders to purchase, redeem or exchange shares of the Fund.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) JPM-3637.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Mor-gan as Services Agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an eligible institution which is a customer of Morgan (an "Eligi-ble Institution"). Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospec-tive investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $5,000.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

To purchase shares in the Fund, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer imme-diately available funds to the Fund's Distributor on the next business day. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub- accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, pro-viding periodic statements showing the client's account balance and integrat-ing these statements with those of other transactions and balances in the cli-ent's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Addi-tional Information below for an explanation of the telephone redemption policy of The JPM Advisor Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire trans-ferred in accor-dance with the customer's instructions and, subject to Further Redemption In-formation below, in any event are paid within seven days.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when noncorporate in-vestors have not provided a certified taxpayer identification number. In addi-tion, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption pro-ceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other pe-riods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Advisor Fund without charge. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Advisor Funds. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Advisor Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distribu-tions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, in-cluding the fees payable to Morgan, are accrued daily. See Net Asset Value in the Statement of Additional Information for information on valuation of portfo-lio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on September 16, 1994 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, nine series of shares have been authorized and are avail-able for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the ap-propriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non- assessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by share-holder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as pre-scribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the State-ment of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and com-mon and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. According-ly, the Trustees of the Trust believe that neither the Fund nor its sharehold-ers will be adversely affected by reason of the Fund's investing in the Portfo-lio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code. For the Fund to qualify as a regulated in-vestment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are in-vested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Govern-ment securities. As a regulated investment company, the Fund should not be sub-ject to federal income taxes or federal excise taxes if all of its net invest-ment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's sta-tus as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to noncorporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or re-invested in additional shares. Distributions of this type to corporate share-holders of the Fund will not qualify for the dividends- received deduction be-cause the income of the Fund will not consist of dividends paid by U.S. corpo-rations.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is re-duced below a shareholder's cost as a result of such a distribution, the dis-tribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

The Fund is subject to foreign withholding taxes with respect to income re-ceived from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year con-sists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its share-holders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes and gross income derived from sources within any foreign country or possession of the United States, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain lim-itations) or, if the shareholder itemizes deductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individuals in computing their alternative mini-mum tax liability.)

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, including divi-dends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his or her Eligible Institution or the Distribu-tor may subject the investor to risk of loss if such instruction is subse-quently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions commu-nicated from investors by telephone are genuine; if it does not, the Fund, the Services Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes, the Morgan Stanley Europe, Aus-tralia and Far East Index, the Financial Times World Stock Index and other in-dustry publications.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of op-erations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all re-curring fees. This method of calculating total return is required by regula-tions of the Securities and Exchange Commission. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Informa-tion. All performance figures are based on historical earnings and are not in-tended to indicate future performance. Performance information may be obtained by calling The Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase exchange traded and over-the-counter put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities and (c) purchase put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument, as its value derives from the un-derlying asset or index.

The Portfolio may use futures contracts and options for hedging purposes. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

OPTIONS ON INDEXES. The Portfolio may purchase put and call options on any se-curities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the ex-ercise of securities index options is settled by cash payment and does not in-volve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an over-the-counter option, it will be rely-ing on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolios' investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolios' use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

THE JPM ADVISOR FUNDS

The JPM Advisor U.S. Fixed Income Fund

The JPM Advisor International Fixed Income Fund

The JPM Advisor U.S. Equity Fund

The JPM Advisor U.S. Small Cap Equity Fund

The JPM Advisor International Equity Fund

The JPM Advisor European Equity Fund

The JPM Advisor Asia Growth Fund

The JPM Advisor Japan Equity Fund

The JPM Advisor Emerging Markets Equity Fund


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

ADVPROS405

                The
                JPM Advisor
                International
                Equity Fund



             PROSPECTUS

             January 31, 1996

PROSPECTUS

The JPM Advisor Emerging Markets Equity Fund
6 St. James Avenue
Boston, Massachusetts 02116
For information call (800) JPM-3637

The JPM Advisor Emerging Markets Equity Fund (the "Fund") seeks to provide a high total return from a portfolio of equity securities of companies in emerg-ing markets. It is designed for long-term investors who want to diversify their investments by adding exposure to the rapidly growing emerging markets.

The Fund is a diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Advi-sor Funds, an open-end management investment company organized as a Massachu-setts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFO-LIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY IN-VESTING ALL OF ITS INVESTABLE ASSETS IN THE EMERGING MARKETS EQUITY PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH SIGNATURE FINANCIAL GROUP, INC.'S HUB AND SPOKE(R) FI-NANCIAL SERVICES METHOD. THE HUB AND SPOKE(R) INVESTMENT FUND STRUCTURE EM-PLOYS A TWO-TIER MASTER-FEEDER STRUCTURE AND IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC. SEE SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) ON PAGE 2.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Mor-gan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional In-formation dated January 31, 1996 (as supplemented from time to time). This in-formation is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Attention:
The JPM Advisor Funds, or by calling (800) 847-9487.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE IN-VESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1996

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund Is Designed....................................   1
Special Information Concerning Hub and Spoke(R)............................   2
Investment Objective and Policies..........................................   3
Risk Factors and Additional Investment Information.........................   5
Investment Restrictions....................................................   9
Management of the Trust and the Portfolio..................................  10
Shareholder Transactions...................................................  13
Purchase of Shares.........................................................  13
Redemption of Shares.......................................................  14

                                                                            PAGE
Exchange of Shares.........................................................  14
Dividends and Distributions................................................  14
Net Asset Value............................................................  15
Organization...............................................................  15
Taxes......................................................................  15
Additional Information.....................................................  17
Appendix................................................................... A-1
Options.................................................................... A-1
Futures Contracts.......................................................... A-2

The JPM Advisor Emerging Markets Equity Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for long term investors who want to diversify their in-vestments by adding exposure to the rapidly growing emerging markets. The Fund seeks to achieve its investment objective by investing all of its investable assets in The Emerging Markets Equity Portfolio, a diversified open-end manage-ment investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond di-rectly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the invest-ments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments and investment techniques for the Portfolio are futures contracts, options and forward contracts on foreign currencies. The potential risks of investing in these derivative instruments are discussed in Risk Factors and Additional Investment Information and the Appendix. The Port-folio may also purchase certain privately placed securities. The Portfolio's investments in securities of issuers in emerging markets, involve foreign in-vestment risks and may be more volatile and less liquid than domestic securi-ties. For further information about these investments, see Investment Objective and Policies below.

The Fund requires a minimum initial investment of $5,000. See Purchase of Shares.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates through Signature Financial Group, Inc.'s ("Signa-ture") Hub and Spoke(R) financial services method. The Trustees of the Trust believe that the Fund may achieve economies of scale over time by investing through the Hub and Spoke(R)structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the heading Management of the Trust and Portfolio.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*

Advisory Fees............................................................. 1.00%
Rule 12b-1 Fees........................................................... None
Other Expenses (after expense reimbursement).............................. 0.95%
                                                                           ----
Total Operating Expenses (after expense reimbursement).................... 1.95%
                                                                           ====

*These expenses are based on estimated expenses of the Fund and the Portfolio and estimated average net assets for the Fund's current fiscal year, after any applicable expense reimbursement. Without such expected reimbursement, the es-timated Total Operating Expenses would be equal on an annual basis to 2.14% of the estimated average daily net assets of the Fund. See Management of the Trust and the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year..................................................................... $ 20
3 Years.................................................................... $ 61
5 Years.................................................................... $105
10 Years................................................................... $228

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Portfolio's Administrative Services Agreement and the Trust's Serv-ices Agreement, the fees paid to Pierpont Group, Inc. under the Portfolio Fund Services Agreement, the fees paid to SBDS under the Portfolio's Administration Agreement, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian of the Portfolio, and other usual and customary ex-penses of the Portfolio. For a more detailed description of contractual fee ar-rangements, including expense reimbursements, see Management of the Trust and the Portfolio. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no re-demption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

The Fund's annual report will include a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R)

The Trust and the Portfolio use certain proprietary rights, know-how and finan-cial services referred to as Hub and Spoke(R). Hub and Spoke(R) is a registered service mark of Signature. Signature Broker-Dealer Services, Inc. (the Trust's and Portfolio's Administrator and the Trust's Distributor) is a wholly owned subsidiary of Signature.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Port-folio may be changed only with the approval of the holders of the outstanding shares of the Fund and the Portfolio. The Hub and Spoke (R) investment fund structure has been developed relatively recently, so shareholders should care-fully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concern-ing other holders of interests in the Portfolio is available from the Adminis-trator at (800) 847-9487.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Risk Factors and Addi-tional Investment Information and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to achieve a high total return from a port-folio of equity securities of companies in emerging markets. Total return will consist of realized and unrealized capital gains and losses plus income. The Fund attempts to achieve its investment objective by investing all its investable assets in The Emerging Markets Equity Portfolio, a diversified open-end manage-ment investment company having the same investment objective as the Fund. Under certain market conditions, the Fund or the Portfolio may not be able to achieve its investment objective.

The Fund is designed for long-term investors who want exposure to the rapidly growing emerging markets. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. Many investments in emerg-ing markets can be considered speculative and, therefore, may offer higher po-tential for gains and losses and may be more volatile than investments in the developed markets of the world. See Risk Factors and Additional Investment In-formation.

The Advisor considers "emerging markets" to be any country which is generally considered to be an emerging or developing country by the World Bank, the In-ternational Finance Corporation, the United Nations or its authorities. These countries generally include every country in the world except Australia, Aus-tria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Ja-pan, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United King-dom and United States. The Portfolio will focus its investments in those emerg-ing markets countries which it believes have strongly developing economies and in which the markets are becoming more sophisticated.

A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; or (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iv) has at least 50% of its assets located in emerging markets.

The Advisor seeks to achieve the Portfolio's investment objective by a disci-plined process of country allocation and company selection. Based on fundamen-tal research, quantitative analysis, and experienced judgment, the Advisor identifies those countries where economic and political factors, including cur-rency movements, are likely to produce above-average returns. Based on their relative value, the Advisor then selects those companies in each country's ma-jor industry sectors which it believes are best positioned and managed to take advantage of these economic and political factors.

The Portfolio's investments are primarily denominated in foreign currencies but it may also invest in securities denominated in the U.S. dollar or multina-tional currency units such as the ECU. The Advisor will not routinely attempt to hedge the Portfolio's foreign currency exposure. However, the Advisor may from time to time engage in foreign currency exchange transactions if, based on fundamental research, technical factors, and the judgment of experienced cur-rency managers, it believes the transactions would be in the Portfolio's best interest. For further information on foreign currency exchange transactions, see Risk Factors and Additional Investment Information.

The Portfolio intends to manage its portfolio actively in pursuit of its in-vestment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See Taxes below. The estimated annual port-folio turnover rate for the Portfolio is generally not expected to exceed 100%.

EQUITY INVESTMENTS. In normal circumstances, the Advisor intends to keep the Portfolio essentially fully invested with at least 65% of the value of its to-tal assets in equity securities of companies in emerging markets consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Portfolio's pri-mary equity investments are the common stock of established companies in the emerging markets countries the Advisor has identified as attractive. The assets of the Portfolio ordinarily will be invested in the securities of issuers in at least three different countries considered to be emerging markets. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Portfolio in-vests in securities listed on foreign or domestic securities exchanges and se-curities traded in foreign or domestic over-the-counter markets, and may in-vest in certain restricted or unlisted securities.

Certain emerging markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. Securi-ties of other investment companies may be acquired by the Portfolio to the ex-tent permitted under the Investment Company Act of 1940, as amended (the "1940 Act")--that is, the Portfolio may invest up to 10% of its total assets in se-curities of other investment companies so long as not more than 3% of the out-standing voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. As a shareholder in an in-vestment fund, the Portfolio would bear its share of that investment fund's expenses, including its advisory and administration fees. At the same time the Portfolio and the Fund would continue to pay their own operating expenses.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities and en-ter into forward foreign currency exchange contracts. In addition, the Portfo-lio may use options on securities and indexes of securities, futures contracts and options on futures contracts for hedging and risk management purposes. Forward foreign currency exchange contracts, options and futures are deriva-tive instruments. For a discussion of these investments and investment tech-niques, see Risk Factors and Additional Investment Information.

RISK FACTORS AND ADDITIONAL INVESTMENT INFORMATION

INVESTING IN EMERGING MARKETS. The Portfolio invests primarily in equity secu-rities of companies in emerging markets. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of invest-ing in securities of foreign issuers described below to a heightened degree. These heightened risks include (i) greater risks of expropriation, confisca-tory taxation, nationalization, and less social, political and economic sta-bility; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, re-sulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to rele-vant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

OTHER FOREIGN INVESTMENT INFORMATION. Generally, investment in securities of foreign issuers involves somewhat different investment risks from those af-fecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Divi-dends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to these Portfolios by domestic companies.

Investors should realize that the value of the Portfolio's investments in for-eign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, na-tionalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign na-tions may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfo-lio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock ex-changes has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's for-eign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settle-ment periods for foreign securities, which are often longer than those for se-curities of U.S. issuers, may affect portfolio liquidity. In buying and sell-ing securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such insti-tutions issuing ADRs may not be sponsored by the issuer of the underlying for-eign securities. A non-sponsored depository may not provide the same share-holder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securi-ties. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Since the Portfolio's investments in foreign securities involve foreign cur-rencies, the value of its assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See Foreign Currency Exchange Trans-actions.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Portfolio may enter from time to time into foreign currency exchange transactions. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign curren-cies. The cost of the Portfolio's spot currency exchange transactions is gen-erally the difference between the bid and offer spot rate of the currency be-ing purchased or sold.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These con-tracts are derivative instruments, as their value derives from the spot ex-change rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usu-ally large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign cur-rency exchange contracts eliminate fluctuations in the prices of the Portfo-lio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency exchange transactions in an at-tempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or antici-pated securities transactions. The Portfolio may also enter into forward con-tracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or princi-pally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the invest-ment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Portfolio will only enter into for-ward contracts to sell a foreign currency in exchange for another foreign cur-rency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluc-tuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projec-tion of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convert-ible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WARRANTS. The Portfolio invests in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a spe-cific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more vola-tile investments than the underlying securities.

Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase secu-rities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluc-tuation during this period and for fixed income investments no interest ac-crues to the Portfolio until settlement. At the time of settlement, a when-is-sued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Port-folio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Securities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For purposes of the 1940 Act, it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Information.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for sale in the United States without first being registered under the 1993 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or re-ceived for similar securities with a more liquid market. Accordingly the valu-ation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be de-termined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees of the Portfolio. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures con-tracts on indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument, as its value derives from the underlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk man-agement purposes. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securi-ties, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as to limit its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly corre-lated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in con-nection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of secu-rities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net as-set value of the Portfolio. In addition, the Portfolio will not purchase or sell (write) futures contracts, options, or futures contracts or commodity op-tions for risk management purposes if, as a result, the aggregate initial mar-gin and options premiums required to establish these positions exceed 5% of the net asset value of the Portfolio. For more detailed information about these transactions, see the Appendix to this Prospectus and Investment Objectives and Policies--Risk Management in the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspec-tive. The Portfolio may invest in money market instruments of domestic or for-eign issuers denominated in U.S. dollars and other currencies. Under normal circumstances the Portfolio will purchase these securities to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Port-folio may also invest in money market instruments without limitation as a tem-porary defensive measure taken in the Advisor's judgment during, or in antici-pation of, adverse market conditions. For more detailed information about these money market investments, see Investment Objectives and Policies in the State-ment of Additional Information.

INVESTMENT RESTRICTIONS

As a diversified investment company, 75% of the assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not in-vest more than 5% of its total assets in the securities of any one issuer, ex-cept U.S. Government securities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional Infor-mation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not (i) purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its in-vestments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) borrow money except that the Portfolio may (a) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings), or (iii) issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder. See Risk Factors and Additional Investment In-formation--Loans of Portfolio Securities and Reverse Repurchase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Re-strictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declaration of Trust for the Trust, the Trustees of the Trust decide upon matters of general policy and review the actions of the Trust's service providers and the performance of the Portfolio's Advisor. Pur-suant to the Declaration of Trust for the Portfolio, the Trustees of the Port-folio (who are not the same as the Trustees of the Trust) have the same re-sponsibilities for the Portfolio including overseeing its service providers.

The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees of the Portfolio in exercising their overall su-pervisory responsibilities for the Portfolio's affairs. The fee to be paid by the Portfolio under the agreement approximates the reasonable cost of Pierpont Group, Inc. in providing these services. Pierpont Group, Inc. was organized in 1989 at the request of the Trustees of The Pierpont Family of Funds for the purpose of providing these services at cost to those funds. The principal of-fices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. For more information concerning the Trust's and the Portfolio's Trustees and officers, see Trustees and Officers to the Statement of Addi-tional Information.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the serv-ices of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which con-ducts a general banking and trust business. Morgan is a wholly owned subsidi-ary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional cli-ents with combined assets under management of over $165 billion (of which the Advisor advises over $26 billion). Morgan provides investment advice and port-folio management services to the Portfolio. Subject to the supervision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day investment deci-sions, arranges for the execution of portfolio transactions and generally man-ages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For equity portfolios, this process utilizes fundamental research, systematic stock selection, disciplined portfolio construction and, in the case of foreign equities, country exposure and currency management. Morgan has managed portfolios of emerging markets equity securities on behalf of its clients since 1990. The portfolio managers making investments in emerg-ing markets work in conjunction with Morgan's emerging markets research ana-lysts, as well as capital market, credit and economic research analysts, trad-ers and administrative officers. The equity research analysts, located in New York, London and Singapore, each cover a different industry, monitoring a uni-verse of approximately 900 companies in emerging markets countries.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his business experience for the past five years is indicated parenthetically): Douglas J. Dooley, Man-aging Director (since November, 1993, employed by Morgan since prior to 1991 and has been a portfolio manager of emerging markets investments since 1990) and Satyen Mehta, Vice President (since November, 1993, employed by Morgan since prior to 1991 and has been a portfolio manager of emerging markets in-vestments since 1990).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 1.00% of the Portfolio's average daily net assets. While the advisory fee for the Portfolio is higher than that of most investment com-panies, it is similar to the advisory fees of other funds of this type.

Under separate agreements, Morgan also provides certain financial, fund ac-counting and administrative services to the Trust and the Portfolio and share-holder services to Fund shareholders. See Services Agent below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

ADMINISTRATOR AND DISTRIBUTOR. Under Administration Agreements with the Trust and the Portfolio, Signature Broker-Dealer Services, Inc. ("SBDS") serves as the Administrator for the Trust and the Portfolio. In this capacity, SBDS ad-ministers and manages all aspects of the Fund's and the Portfolio's day-to-day operations subject to the supervision of the Trustees, except as set forth un-der Advisor, Services Agent and Custodian. In connection with its responsibil-ities as Administrator, SBDS (i) furnishes ordinary clerical and related serv-ices for day-to-day operations including certain recordkeeping responsibili-ties; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring the Fund's status as a regu-lated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolio's custodian and transfer agent as the respective Trustees may direct from time to time. Under the terms of the Trust's Services Agreement with Morgan, the fees of the Administrator are covered by Morgan's expense undertakings described under Services Agent below.

Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calcu-lated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.01% of the Master Portfolios' aggregate average daily net assets in ex-cess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds and the Master Portfolios.

SBDS, a registered broker-dealer, also serves as the Distributor of shares of the Fund and the Exclusive Placement Agent for the Portfolio. Signature and its affiliates currently provide administration and distribution services for a number of registered investment companies through offices located in Boston, New York, London, Toronto and George Town, Grand Cayman.

SERVICES AGENT. Under a Services Agreement with the Trust and an Administra-tive Services Agreement with the Portfolio, Morgan is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, respectively, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund divi-dends and net asset value per share, keeping the Fund's books of account and providing shareholder services to shareholders of the Fund.

In addition, as provided in the Trust's Services Agreement, Morgan is responsi-ble for the annual costs of certain usual and customary expenses incurred by the Fund (the "expense undertaking"). The expenses covered by the expense un-dertaking include, but are not limited to, transfer, registrar, and dividend disbursing costs, legal and accounting expenses, fees of the Administrator for services to the Trust, insurance, the compensation and expenses of the Trust's Trustees, the expenses of printing and mailing reports, notices, and proxies to Fund shareholders, and registration fees under federal or state securities laws. The Fund will pay these expenses directly and such amounts will be de-ducted from the fees to be paid to Morgan under the agreement. If such amounts are more than the amount of Morgan's fees under the agreement, Morgan will re-imburse the Fund for such excess amounts. Under the agreement, the following expenses are not included in the expense undertaking: the services agent fees, organizational expenses and extraordinary expenses as defined in this agree-ment.

The Trust's Services Agreement provides for the Fund to pay Morgan a fee for these services, which is computed daily and may be paid monthly, equal on an annual basis to 0.77% of the Fund's average daily net assets.

As noted above, the fee levels of the Fund are expense undertakings and reflect payments made directly to third parties by the Fund for services rendered, as well as payments to Morgan for services rendered. The Trustees of the Trust regularly review amounts paid to and accounted for by Morgan pursuant to the Services Agreement. See Expenses below.

Under the Portfolio's Administrative Services Agreement effective December 29, 1995, the Portfolio has agreed to pay to Morgan a fee equal to its proportion-ate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in which series of the Trust, The Pierpont Funds or The JPM Institutional Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net as-sets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds, the Master Portfolios, and other investors in the Master Portfolios for which Morgan provides similar services.

Under these agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, serves as the Fund's and the Portfolio's Custodian and Transfer and Dividend Disbursing Agent.

EXPENSES. In addition to the fees payable to Morgan, SBDS and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Adminis-trator and Distributor, and Services Agent above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of its Trustees, registration fees under federal and foreign securities laws, custodian fees, brokerage expenses and ex-traordinary expenses applicable to the Portfolio.

In addition to the expenses of the Fund that Morgan assumes under the Trust's Services Agreement, Morgan has agreed that it will reimburse the Fund through at least December 31, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.95% of the Fund's average daily net assets. This limit does not cover extraordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period, except as required by the following sentence. Morgan has agreed to waive fees as neces-sary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual lim-its are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year.

SHAREHOLDER TRANSACTIONS

Investors may request either Morgan or their Eligible Institution, as defined below, for assistance in placing orders to purchase, redeem or exchange shares of the Fund.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Morgan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) JPM-3637.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as Services Agent and the Fund is authorized to accept any instructions relat-ing to a Fund account from Morgan as agent for the customer. All purchase or-ders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an eligible institution which is a customer of Morgan (an "Eligible Institution"). Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective in-vestors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges asso-ciated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $5,000.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assis-tance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase shares in the Fund, investors should request their Morgan represen-tative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immedi-ately available funds to the Fund's Distributor on the next business day. If the Fund receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser generally becomes a holder of record on the next business day upon the Fund's receipt of payment. If the Fund receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub- accounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution. Eligible Institutions may separately establish their own terms, conditions and charges for providing the aforementioned services and for providing other services.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value. See Addi-tional Information below for an explanation of the telephone redemption policy of The JPM Advisor Funds.

A redemption request received by the Fund prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the shareholder's account at Morgan or at his or her Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire trans-ferred in accordance with the customer's instructions and, subject to Further Redemption Information, in any event are paid within seven days.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal in-come tax on dividends, distributions and redemption proceeds when noncorporate investors have not provided a certified taxpayer identification number. In ad-dition, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemp-tion proceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Advisor Fund without charge. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Advisor Funds. See also Additional Information below for an explanation of the telephone ex-change policy of The JPM Advisor Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income if any, are declared and paid annually. The Fund may also declare an addi-tional dividend of net investment income in a given year to the extent neces-sary to avoid the imposition of federal excise tax on the Fund.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distribu-tions are payable to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net As-set Value in the Statement of Additional Information for information on valua-tion of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the holidays listed under Net Asset Value in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on September 16, 1994 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, nine series of shares have been authorized and are avail-able for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the ap-propriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and non- assessable by the Fund. The Trust has adopted a policy of not issuing share certificates. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by share-holder vote as may be required by either the 1940 Act or the Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as pre-scribed in Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see Description of Shares in the State-ment of Additional Information.

The Portfolio in which all of the assets of the Fund are invested is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and com-mon and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. According-ly, the Trustees of the Trust believe that neither the Fund nor its sharehold-ers will be adversely affected by reason of the Fund's investing in the Portfo-lio.

TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends to qualify the Fund as a separate regulated investment com-pany under Subchapter M of the Code of 1986. For the Fund to qualify as a regu-lated investment company, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total as-sets are invested in the securities of any one issuer, except U.S. Government securities, and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated investment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for fed-eral income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to noncorporate shareholders.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or re-invested in additional shares. Distributions of this type to corporate share-holders of the Fund will not qualify for the dividends- received deduction be-cause the income of the Fund will not consist of dividends paid by U.S. corpo-rations.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is re-duced below a shareholder's cost as a result of such a distribution, the dis-tribution, although constituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

The Fund is subject to foreign withholding taxes with respect to income re-ceived from sources within certain foreign countries. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year con-sists of stock or securities of foreign corporations, the Fund may elect to treat any such foreign income taxes paid by it as paid directly by its share-holders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes and gross income derived from sources within any foreign country or possession of the United States, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be re-quired to include in income his proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (which is subject to certain limitations) or, if the shareholder itemizes de-ductions, a deduction for his share of the foreign income taxes in computing his federal income tax liability. (No deduction will be permitted to individu-als in computing their alternative minimum tax liability.)

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, in-cluding dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his or her Eligible Institution or the Distribu-tor may subject the investor to risk of loss if such instruction is subse-quently found not to be genuine. The Fund will employ reasonable procedures, including requiring investors to give their Personal Identification Number and tape recording of telephone instructions, to confirm that instructions commu-nicated from investors by telephone are genuine; if it does not, the Fund, the Services Agent or the shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poors 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes, the EAFE Index, the IFC Investable Index, the Financial Times World Stock Index and other industry publications.

The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of opera- tions, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regula-tions of the Securities and Exchange Commission. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the Statement of Additional Informa-tion. All performance figures are based on historical earnings and are not in-tended to indicate future performance. Performance information may be obtained by calling The Fund's Distributor at (800) 847-9487.

APPENDIX

The Portfolio may (a) purchase and sell (write) exchange traded and over-the-counter put and call options on equity securities or indexes of equity securi-ties, (b) purchase and sell futures contracts on equity securities or indexes of equity securities, and (c) purchase and sell (write) put and call options on futures contracts on equity securities or indexes of equity securities. Each of these instruments is a derivative instrument, as its value derives from the un-derlying asset or index.

The Portfolio may use futures contracts and options for hedging and risk man-agement purposes. See Risk Management in the Statement of Additional Informa-tion. The Portfolio may not use futures contracts and options for speculation.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a secu-rity, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its po-sition in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the pre-mium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium re-ceived for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the op-tion. The characteristics of writing call options are similar to those of writ-ing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some abil-ity to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, ex-cept that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securi-ties or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is sub-ject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an over-the-counter option, it will be rely-ing on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin pay-ments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high quality assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

THE JPM ADVISOR FUNDS

The JPM Advisor U.S. Fixed Income Fund

The JPM Advisor International Fixed Income Fund

The JPM Advisor U.S. Equity Fund

The JPM Advisor U.S. Small Cap Equity Fund

The JPM Advisor International Equity Fund

The JPM Advisor European Equity Fund

The JPM Advisor Asia Growth Fund

The JPM Advisor Japan Equity Fund

The JPM Advisor Emerging Markets Equity Fund


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

ADVPROS409

             The
             JPM Advisor
             Emerging
             Markets
             Equity Fund




             PROSPECTUS

             January 31, 1996

 JPM519



                              THE JPM ADVISOR FUNDS



                     THE JPM ADVISOR U.S. FIXED INCOME FUND
                 THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND
                        THE JPM ADVISOR U.S. EQUITY FUND
                   THE JPM ADVISOR U.S. SMALL CAP EQUITY FUND
                    THE JPM ADVISOR INTERNATIONAL EQUITY FUND
                  THE JPM ADVISOR EMERGING MARKETS EQUITY FUND
                        THE JPM ADVISOR ASIA GROWTH FUND
                      THE JPM ADVISOR EUROPEAN EQUITY FUND
                        THE JPM ADVISOR JAPAN EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION





                                January 31, 1996




















         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND OR FUNDS LISTED ABOVE AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM SIGNATURE BROKER-DEALER SERVICES, INC., ATTENTION: THE JPM ADVISOR FUNDS (800) 847-9487.

Table of Contents

                                      PAGE

General  . . . . . . . . . . . . . . . . . . .    1
Investment Objectives and Policies . . . . . .    1
Investment Restrictions  . . . . . . . . . . .   25
Trustees and Officers  . . . . . . . . . . . .   35
Investment Advisor . . . . . . . . . . . . . .   39
Administrator and Distributor  . . . . . . . .   42
Services Agent . . . . . . . . . . . . . . . .   45
Custodian  . . . . . . . . . . . . . . . . . .   47
Independent Accountants  . . . . . . . . . . .   47
Expenses . . . . . . . . . . . . . . . . . . .   47
Purchase of Shares . . . . . . . . . . . . . .   48
Redemption of Shares . . . . . . . . . . . . .   48
Exchange of Shares . . . . . . . . . . . . . .   49
Dividends and Distributions  . . . . . . . . .   49
Net Asset Value  . . . . . . . . . . . . . . .   49
Performance Data . . . . . . . . . . . . . . .   51
Portfolio Transactions . . . . . . . . . . . .   53
Massachusetts Trust  . . . . . . . . . . . . .   56
Description of Shares  . . . . . . . . . . . .   57
Taxes  . . . . . . . . . . . . . . . . . . . .   59
Additional Information   . . . . . . . . . . .   62
Financial Statements . . . . . . . . . . . . .   62
Appendix A - Description of Securities
Ratings. . . . . . . . . . . . . . . . . . . .  A-1
Appendix B - Investing in Japan
 and Asian Growth Markets. . . . . . . . . . .  B-1

GENERAL

         The JPM Advisor Funds is a family of open-end investment companies, currently consisting of nine funds: The JPM Advisor U.S. Fixed Income Fund, The JPM Advisor International Fixed Income Fund, The JPM Advisor U.S. Equity Fund, The JPM Advisor U.S. Small Cap Equity Fund, The JPM Advisor International Equity Fund, The JPM Advisor Emerging Markets Equity Fund, The JPM Advisor Asia Growth Fund, The JPM Advisor European Equity Fund and The JPM Advisor Japan Equity Fund (collectively, the "Funds"). Each of the Funds is a series of The JPM Advisor Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust") (where appropriate, references to the "Trust" refer to the Trust acting on behalf of a Fund and references to a "Fund" refer to a Fund acting through the Trust).

         This Statement of Additional Information describes the investment objectives and policies, management and operation of each of the Funds to enable investors to select the Funds which best suit their needs. The Funds operate through Signature Financial Group, Inc.'s Hub and Spoke(R) financial services method.

         This Statement of Additional Information provides additional information with respect to the Funds, and should be read in conjunction with the current Prospectuses. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Funds' Prospectuses. The Funds' executive offices are located at 6 St. James Avenue, Boston, Massachusetts 02116.

INVESTMENT OBJECTIVES AND POLICIES

         THE JPM ADVISOR U.S. FIXED INCOME FUND (the "U.S. Fixed Income Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The U.S. Fixed Income Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the U.S. Fixed Income Fund will fluctuate, the U.S. Fixed Income Fund attempts to conserve the value of its investments to the extent consistent with its objective. The U.S. Fixed Income Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio (the "U.S. Fixed Income Portfolio"), a diversified open-end management investment company having the same investment objective as the U.S. Fixed Income Fund.

         The U.S. Fixed Income Portfolio attempts to achieve its investment objective by investing primarily in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

         INVESTMENT PROCESS

         Duration/yield curve management: Morgan's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors Morgan studies with regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, Morgan forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. To help contain interest rate risk, Morgan typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

         Sector allocations: Sector allocations are driven by Morgan's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, Morgan utilizes market and credit analysts to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. Morgan then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

         Security selection: Securities are selected by the portfolio manager, with substantial input from Morgan's fixed income analysis and traders. Using quantitative analysis as well as traditional valuation methods, Morgan's applied-research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by Morgan's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

         THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND (the "International Fixed Income Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of international fixed income securities. The International Fixed Income Fund's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. The International Fixed Income Fund attempts to achieve its objective by investing all of its investable assets in The Non-U.S. Fixed Income Portfolio (the "Non-U.S. Fixed Income Portfolio"), a non-diversified open-end management investment company having the same investment objective as the

International Fixed Income Fund.

         The Non-U.S. Fixed Income Portfolio attempts to achieve its investment objective by investing primarily in high grade, non-dollar-denominated corporate and government debt obligations of foreign issuers described in the Prospectus and this Statement of Additional Information.

         INVESTMENT PROCESS

         Duration management: The duration decision is central to Morgan's investment process and begins with an analysis of economic conditions and real yields in the countries that make up the Portfolio's universe. Based on this analysis, fixed income portfolio managers forecast three potential paths (optimistic, pessimistic, and most likely) that interest rates in each market could follow over the next three and twelve months. These forecasts are converted into return curves that enable Morgan to estimate the risk-return profile of different portfolio durations. In each market, duration is set at its "optimal" level-that is, at the level that Morgan believes will generate the highest excess return per unit of excess risk, as measured against the benchmark.

         Country allocation: Morgan allocates the Portfolio's assets primarily among the developed countries of the world outside the United States. Country allocations are determined through and optimization procedure that ranks markets according to the risks and returns inherent in their "optimal" durations. Country weightings also reflect liquidity and credit quality considerations. To help contain risk, Morgan typically limits the country-weighted duration of the Portfolio to a range between one year shorter and one year longer than that of the benchmark.

         Sector/security selection: Holdings primarily consist of government and government-guaranteed bonds, but also include publicly and privately traded corporates, debt obligations of banks and bank holding companies and of supranational organizations, and convertible securities. Sectors are over- or under-weighted when Morgan perceives significant valuation distortions in their yield spreads. Securities are selected by the portfolio manager, with substantial input from fixed income analysts and traders as well as from Morgan's extended network of equity analysts. Credit analysts monitor the quality of current and prospective holdings and, in conjunction with the credit committee, recommend purchases and sales.

         THE JPM ADVISOR U.S. EQUITY FUND (the "U.S. Equity Fund") is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The U.S. Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The

Selected U.S. Equity Portfolio (the "Selected U.S. Equity
Portfolio"), a diversified open-end management investment company having the same investment objective as the U.S. Equity Fund.

         In normal circumstances, at least 65% of the Selected U.S. Equity Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations (collectively, "Equity Securities"). The Selected U.S. Equity Portfolio's primary equity investments are the common stock of large and medium-sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

         INVESTMENT PROCESS

         Fundamental research: Morgan's 20 domestic equity analysts, each an industry specialist with an average of 13 years of experience, follow 700 predominantly large- and medium-sized U.S. companies -- 500 of which form the universe for the Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with Morgan's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles; those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and --together with diversification -- represents an important element of Morgan's risk control strategy. Morgan's dedicated trading desk handles all transactions for the Portfolio.

         THE JPM ADVISOR U.S. SMALL CAP EQUITY FUND (the "U.S. Small Cap Equity Fund") is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The U.S. Small Cap Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of small companies. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio (the "U.S. Small Company Portfolio"), a diversified open-end management investment company having the same investment objective as the U.S. Small Cap Equity Fund.

         The U.S. Small Company Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2500 Index, which is composed of 2,500 common stocks of U.S. companies with market capitalizations ranging between $100 million and $1.5 billion.

         INVESTMENT PROCESS

         Fundamental research: Morgan's 20 domestic equity analysts -- each an industry specialist with an average of 13 years of experience -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of 300-350 names. Because Morgan's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by Morgan's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles; those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the Russell 2500 Index, the Portfolio's benchmark, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of Morgan's risk control strategy.

         THE JPM ADVISOR INTERNATIONAL EQUITY FUND (the "International Equity Fund") is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index"). The International Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Non-U.S. Equity Portfolio (the "Non-U.S. Equity Portfolio"), a diversified open-end management investment company having the same investment objective as the International Equity Fund.

         The Non-U.S. Equity Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Non-U.S. Equity Portfolio expects to invest at least 65% of its total assets in such securities. The Non-U.S. Equity Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then rank countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. Morgan places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

         Stock selection: Morgan's 44 international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the top third of the rankings, and to keep sector weightings close to those of the EAFE Index, the Fund's benchmark. Once a stock falls into the bottom third of the rankings, it generally becomes a sales candidate. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Fund's return. Morgan's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials, and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic political and market factors, Morgan's currency group recommends currency strategies that are implemented in conjunction with the portfolio's investment strategy.

         THE JPM ADVISOR EMERGING MARKETS EQUITY FUND (the "Emerging Markets Equity Fund") is designed for investors with a long-term investment horizon who want exposure to the rapidly growing emerging markets. The Emerging Markets Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in emerging markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Emerging Markets Equity Portfolio (the "Emerging Markets Equity Portfolio"), a diversified open-end management investment company having the same investment objective as the Emerging Markets Equity Fund.

         The Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing primarily in Equity Securities of emerging markets issuers. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of the expected return of each market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. Morgan then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Fund's benchmark, The IFC Investable Index, while those that rank poorly are underweighted. To help contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 12 emerging market equity analysts -- each an industry specialist -- monitor a universe of approximately 900 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's holdings in the stocks deemed most undervalued, and to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of Morgan's rankings.

         THE JPM ADVISOR ASIA GROWTH FUND (the "Asia Growth Fund") is designed for long-term investors who want access to the rapidly growing Asian markets. The Asia Growth Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in Asian growth markets. The Asia Growth Fund attempts to achieve its investment objective by investing all its investable assets in The Asia Growth Portfolio (the "Asia Growth Portfolio"), a diversified open-end management investment company having the same investment objective as the Asia Growth Fund. For additional information, see "Appendix B -Investing in Japan and Asian Growth Markets."

         The Asia Growth Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of companies in Asian growth markets. Under normal circumstances, the Asia Growth Portfolio expects to invest at least 65% of its total assets in such securities. The Asia Growth Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of countries considered to be Asian growth markets render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of these deviations. Countries with high (low) rankings are overweighted (underweighted) to reflect the above-average (below average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's six Asian equity analysts focused on Asian markets -- each an industry and country specialist -- forecast normalized, long-term earnings and dividend payouts for approximately 250 companies in this region. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country, and are grouped into quintiles. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. Where available, warrants and convertibles are purchased when they appear to have the potential to add value over common stock.

         THE JPM ADVISOR EUROPEAN EQUITY FUND (the "European Equity Fund") is designed for investors who want an actively managed portfolio of European Equity Securities that seeks to outperform the Morgan Stanley Capital International Europe Index which is comprised of more than 500 companies in fourteen European countries. The European Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of European companies. The European Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The European Equity Portfolio (the "European Equity Portfolio"), a diversified open-end management investment company having the same investment objective as the European Equity Fund.

         The European Equity Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of European companies. Under normal circumstances, the European Equity Portfolio expects to invest at least 65% of its total assets in such securities. The European Equity Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of European countries render investments in such countries inadvisable.

         INVESTMENT PROCESS

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparison to the Morgan Stanley Capital International Europe Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan place limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 15 equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 600 companies, taking a long-term perspective rather than the short time frame common to consensus estimates. The analysts' forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country.
 A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top third of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the bottom third of the rankings -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate.

         THE JPM JAPAN EQUITY FUND (the "Japan Equity Fund") is designed for investors who want an actively managed portfolio of Japanese Equity Securities that seeks to outperform the Tokyo

Stock Price Index ("TOPIX"), a composite market-capitalization weighted-index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The Japan Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of Japanese companies. The Japan Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The Japan Equity Portfolio (the "Japan Equity Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Japan Equity Fund. For additional information, see "Appendix B Investing in Japan and Asian Growth Markets."

         The Japan Equity Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of Japanese companies. Under normal circumstances, the Japan Equity Portfolio expects to invest at least 65% of its total assets in such securities. The Japan Equity Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing in Japan render investments there inadvisable.

         INVESTMENT PROCESS

         Systematic valuation: Morgan's ten Japanese equity analysts in Tokyo --each an industry specialist -- follow a total of over 300 Japanese companies. The most attractive names in that universe are identified by a multifactor model which screens for low price/earnings ratios, high earnings growth rates and high sales/price ratios. Within each sector, this subset of the universe is ranked by these three measures and broken into quintiles; the companies in the top quintile are considered the most attractive ones from both a growth and valuation viewpoint. To provide an additional check on the valuation of selected companies, the analysts prepare normalized, long-term earnings and dividend forecasts which are converted into comparable expected returns by a dividend discount model.

         Warrant/convertible strategy: Once a company has been identified as a buy candidate, the portfolio manager analyzes the yields on the company's available equity vehicles -- stocks, warrants and convertibles -- to determine which appears the most attractive means of purchase. In an effort to enhance potential returns, the Portfolio also trades among these vehicles -- a strategy that seeks to capitalize on the inefficiencies that pervade the Japanese equity market. If the Portfolio invests in a warrant, it will set aside cash in an amount approximately equal to the difference in the price of the warrant and the market value of the underlying common stock. The cash is invested in money market instruments.

         Disciplined portfolio construction: The portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings; the specific companies selected reflect the portfolio manager's judgment concerning the liquidity of an issue, the soundness of the underlying forecasts, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated it generally becomes a sale candidate. The portfolio manager strives to hold sector weightings close to those of the benchmark in an effort to contain risk.

         The following discussion supplements the information regarding the investment objective of each of the Funds and the policies to be employed to achieve this objective by their corresponding Portfolios as set forth above and in the Prospectus. The investment objective of each Fund and its corresponding Portfolio is identical. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio; similarly, references to a Portfolio also include the corresponding Fund that invests in the Portfolio unless the context requires otherwise.

MONEY MARKET INSTRUMENTS

         As discussed in the Prospectus, each Portfolio may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. See "Quality and Diversification Requirements."

         U.S. TREASURY SECURITIES. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Portfolios may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.

         FOREIGN GOVERNMENT OBLIGATIONS. Each of the Portfolios, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         BANK OBLIGATIONS. Each of the Portfolios, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state,
(ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation is not applicable to the Non-U.S. Fixed Income, Non-U.S. Equity, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Portfolios. See "Foreign Investments." The Portfolios will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

         COMMERCIAL PAPER. Each of the Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, a Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.

         REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Portfolio's Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolios invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. Each Portfolio always will receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in each agreement plus accrued interest, and the Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Portfolio's custodian (the "Custodian").

         Each of the Portfolios may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

CORPORATE BONDS AND OTHER DEBT SECURITIES

         As discussed in the Prospectus, the U.S. Fixed Income, Non-U.S. Fixed Income and European Equity Portfolios may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the

Prospectus and below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

TAX EXEMPT OBLIGATIONS

         As discussed in the Prospectus, in certain circumstances, the U.S. Fixed Income Portfolio, may invest in tax exempt obligations to the extent consistent with the Portfolio's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Portfolio appears in the Prospectus and below. See "Quality and Diversification Requirements."

         MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

         MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

         Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the U.S. Fixed Income Portfolio may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of the

Portfolio to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by the U.S. Fixed Income Portfolio to be liquid because they are payable upon demand. The U.S. Fixed Income Portfolio has no specific percentage limitations on investments in master demand obligations.

EQUITY INVESTMENTS

         As discussed in the Prospectus, the Selected U.S. Equity, U.S. Small Company, Non-U.S. Equity, European Equity, Emerging Markets Equity, Asia Growth and Japan Equity Portfolios (collectively, the "Equity Portfolios") invest primarily in Equity Securities. The Equity Securities in which the Equity Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "Quality and Diversification Requirements."

         EQUITY SECURITIES. The Equity Securities in which the Equity Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Equity Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

WARRANTS

         The Equity Portfolios may invest in warrants, which entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

FOREIGN INVESTMENTS

         The Non-U.S. Fixed Income, Non-U.S. Equity, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Portfolios make substantial investments in foreign countries. The U.S. Fixed Income, Selected U.S. Equity and U.S. Small Company Portfolios may invest in certain foreign securities. The U.S. Fixed Income Portfolio may invest in dollar-denominated fixed income securities of foreign issuers. The Selected U.S. Equity Portfolio may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. The U.S. Small Company Portfolio may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The U.S. Fixed Income Portfolio may invest in dollar-denominated fixed income securities of foreign issuers. The U.S. Fixed Income, Selected U.S. Equity and U.S. Small Company Portfolios do not expect to invest more than 25%, 5% and 5%, respectively, of their total assets at the time of purchase in securities of foreign issuers. In the case of the U.S. Fixed Income Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets.

         Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. Each of the Portfolios except for the U.S. Fixed Income Portfolio may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the

Portfolio's currency exposure related to foreign investments. The Portfolios will not enter into such commitments for speculative purposes.

         For a description of the risks associated with investing in foreign securities, see "Risk Factors and Additional Investment Information" in the Prospectus.

         INVESTING IN JAPAN. Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because it invests in Japan, The International Equity Portfolio will be subject to the general economic and political conditions in Japan.

         Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly, with listed stock prices reaching their lowest levels in the third quarter of 1992 and OTC stock prices reaching their lowest levels in the fourth quarter of 1992. During the period from January 1, 1989 through December 31, 1994, the highest Nikkei stock average and Nikkei OTC average were 38,915.87 and 4,149.20, respectively, and the lowest for each were 14,309.41 and 1,099.32, respectively. There can be no assurance that additional market corrections will not occur.

         The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

         Since The International Equity Portfolio invests in securities denominated in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of The International Equity Portfolio's assets. Such rate of exchange is determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors. See Foreign Currency Exchange Transactions.

         Japanese securities held by The International Equity Portfolio are not registered with the SEC nor are the issuers thereof subject to its reporting requirements. There may be less publicly available information about issuers of Japanese securities than about U.S. companies and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

         Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. During 1991, 1992 and 1993, the Japanese economy grew at rates of 4.3%, 1.1% and 0.1%, respectively, as measured by real gross domestic product.

         Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of The International Equity Portfolio.

         Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

         Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian countries may lead to changes in policy that might adversely affect The International Equity Portfolio.

ADDITIONAL INVESTMENTS

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

         REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, it is also considered as the borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

         MORTGAGE DOLLAR ROLL TRANSACTIONS.  The U.S. Fixed Income

Portfolio may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

         LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfolios, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. Each of the Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

         As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

QUALITY AND DIVERSIFICATION REQUIREMENTS

         Each of the Portfolios, except the Non-U.S. Fixed Income and Japan Equity Portfolios, intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of each of these Portfolios is subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         Although the Non-U.S. Fixed Income and Japan Equity Portfolios are not limited by the diversification requirements of the 1940 Act, these Portfolios will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. To meet these requirements, each Portfolio must diversify its holdings so that, with respect to 50% of the Portfolio's assets, no more than 5% of its assets are invested in the securities of any one issuer other than the U.S. Government at the close of each quarter of the Portfolio's taxable year. The Portfolio may, with respect to the remaining 50% of its assets, invest up to 25% of its assets in the securities of any one issuer (except this limitation does not apply to U.S. Government securities).

         U.S. FIXED INCOME AND NON-U.S. FIXED INCOME PORTFOLIOS. The U.S. Fixed Income and Non-U.S. Fixed Income Portfolios invest principally in a diversified portfolio of "high grade" and "investment grade" securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. The U.S. Fixed Income Portfolio may also invest up to

5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolios may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolios invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         EQUITY PORTFOLIOS. The Equity Portfolios may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time the Portfolio invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

         EXCHANGE TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by the Portfolios will be traded on a securities exchange or will be purchased or sold by securities dealers (over-the-counter or OTC options) that meet creditworthiness standards approved by the Portfolio's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios permitted to enter into futures and options transactions may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, the Non-U.S. Fixed Income, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Portfolios may sell (write) uncovered put and call options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

         COMBINED POSITIONS. The Portfolios permitted to purchase and write options may do so in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and Over-the-Counter Options" above for a discussion of the liquidity of options not traded on an exchange.)

         POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

RISK MANAGEMENT

         The Non-U.S. Fixed Income, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Portfolios may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause the Portfolio to purchase futures contracts on long-term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

PORTFOLIO TURNOVER

         Set forth below are the portfolio turnover rates for the Portfolios corresponding to the Funds. A rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.


THE U.S. FIXED INCOME PORTFOLIO (U.S. Fixed Income Fund) -- For
the fiscal year ended October 31, 1994: 234%; For the fiscal year ended October 31, 1995:  293%

THE NON-U.S. FIXED INCOME PORTFOLIO (International Fixed Income
Fund) -- For the period October 11, 1994 (commencement of operations) through September 30, 1995: 288%


THE SELECTED U.S. EQUITY PORTFOLIO (U.S. Equity Fund) -- For the period July 19, 1993 (commencement of operations) through May 31,
1994:  76%.  For the fiscal year ended May 31, 1995: 71%

THE U.S. SMALL COMPANY PORTFOLIO (U.S. Small Cap Equity Fund)  --
For the period July 19, 1993 (commencement of operations) through May 31, 1994: 97%. For the fiscal year ended May 31, 1995: 75%


THE NON-U.S. EQUITY PORTFOLIO (International Equity Fund) -- For
the fiscal year ended October 31, 1994: 56%; For the fiscal year ended October 31, 1995:  59%

THE EMERGING MARKETS EQUITY PORTFOLIO (Emerging Markets Equity
Fund) -- For the fiscal year ended October 31, 1994: 27.48%; For the fiscal year ended October 31, 1995: 41.31%

         As of the date of this Statement of Additional Information, financial information for the initial fiscal year of the Asia Growth, European Equity and Japan Equity Portfolios was not yet available.


INVESTMENT RESTRICTIONS

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders.

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified and except that each Fund may invest all of its investable assets in another open-end management investment company with the same investment objective, policies and restrictions (such as the Fund's corresponding Portfolio). Accordingly, references below to a Portfolio also include the Portfolio's corresponding Fund unless the context requires otherwise.
         The U.S. Fixed Income Portfolio may not:

  1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Portfolio's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's hedging activities are not deemed to be a pledge of assets;

  2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

  3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to

         25% of the Portfolio's total assets;

  4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

  5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies;

  6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Portfolio's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

  7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Portfolio's hedging activities, unless at all times when a short position is open the Portfolio owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

  8. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1 and except that the Portfolio may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

  9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

 10.     Act as an underwriter of securities.

         Each of the Selected U.S. Equity and U.S. Small Company
Portfolios may not:

  1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

  2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's hedging activities are not deemed to be a pledge of assets;

  3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

  4. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

  5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

  6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Portfolio's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

  7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Portfolio's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

  8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

  9.     Act as an underwriter of securities;

 10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 2. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

 11. Purchase any equity security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         The Non-U.S. Equity Portfolio may not:

  1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Portfolio's total assets. The Portfolio will not mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of such borrowing;

  2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

  3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

  4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

  5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies, see "Risk Factors and Additional Investment Information" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

  6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Portfolio's interests in hedging and foreign exchange activities as described under "Risk Factors and Additional Investment Information" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Portfolio may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

  7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

  8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

  9. Act as an underwriter of securities, except insofar as the Portfolio may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

 10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1. The Portfolio's arrangements in connection with its hedging activities as described in "Risk Factors and Additional Investment

         Information" in the Prospectus shall not be considered senior securities for purposes hereof.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, each of the Emerging Markets Equity, Asia Growth and European Equity Portfolios may not:

  1. Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

  2. Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

  3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to Government securities (as defined in the 1940 Act);

  4. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities and participation in repurchase agreements;

  5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

  6. Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

  7. Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act; or

  8. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, each of the Non-U.S. Fixed Income and Japan Equity Portfolios may not:

  1. Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

  2. Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

  3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities and participation in repurchase agreements;

  4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

  5. Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

  6. Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act; or

  7. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - ALL PORTFOLIOS.
The investment restriction described below is not a fundamental policy of each Portfolio and may be changed by the Portfolio's Trustees. This non-fundamental investment policy requires that each Portfolio may not:

         (i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in investments that are illiquid.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - NON-U.S. EQUITY PORTFOLIO. The investment restrictions described below are not fundamental policies of the Non-U.S. Equity Portfolio and may be changed by the Portfolio's Trustees. These non-fundamental investment policies require that the Portfolio may not:

         (i) purchase any equity security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

         (ii) invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

         (iii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio, or is an officer of the Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - SELECTED U.S. EQUITY AND U.S. SMALL COMPANY PORTFOLIOS. The investment restrictions described below are not fundamental policies of these Portfolios and may be changed by the Portfolios' Trustees. These non-fundamental investment policies require that each of these Portfolios may not:

         (i) invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the

Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;

         (ii) invest in any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio, or is an officer of the Advisor, if after the Portfolio's purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

         (iii)  invest in real estate limited partnership interests;
or

         (iv)  invest in oil, gas or other mineral leases.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EMERGING MARKETS EQUITY, ASIA GROWTH AND EUROPEAN EQUITY PORTFOLIOS. The investment restrictions described below are not fundamental policies of these Portfolios and may be changed by the Portfolios' Trustees. These non-fundamental investment policies require that each of these Portfolios may not:

         (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

         (ii) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

         (iii) Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;

         (iv) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

         (v) Purchase securities on margin, but the Portfolio may obtain such short term credits as may be necessary for the clearance of transactions;

         (vi) Purchase or retain securities of any issuer if, to the knowledge of the Portfolio, any of the Portfolio's officers or Trustees or any officer of the Advisor individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market; or

         (vii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - JAPAN EQUITY PORTFOLIO. The investment restrictions described below are not fundamental policies of the Japan Equity Portfolio and may be changed by the Portfolio's Trustees. These non-fundamental investment policies require that the Portfolio may not:

         (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

         (ii) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

         (iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

         (iv) Purchase securities on margin, but the Portfolio may obtain such short term credits as may be necessary for the clearance of transactions;

         (v) Purchase or retain securities of any issuer if, to the knowledge of the Portfolio, any of the Portfolio's officers or Trustees or any officer of the Advisor individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market; or

         (vi) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - NON-U.S. FIXED

INCOME PORTFOLIO. The investment restrictions described below are not fundamental policies of the Non-U.S. Fixed Income
Portfolio and may be changed by the Portfolio's Trustees. These non-fundamental investment policies require that the Portfolio may not:

         (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

         (ii) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

         (iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short;

         (iv) Purchase or retain securities of any issuer if, to the knowledge of the Portfolio, any of the Portfolio's officers or Trustees or any officer of the Advisor individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market;

         (v) Purchase securities on margin, but the Portfolio may obtain such short term credits as may be necessary for the clearance of transactions; or

         (vi) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

         ALL PORTFOLIOS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change.

TRUSTEES AND OFFICERS

         The Trustees of the Trust and the Trustees of the Portfolios, their business addresses and their principal occupations during the past five years are set forth below. An asterisk indicates that a Trustee is an "interested person" (as defined in the 1940 Act) of the Trust or the Portfolios, as the case may be.

TRUSTEES OF THE TRUST

         JOHN C. COX*--Trustee; Nomura Professor of Finance, Massachusetts Institute of Technology (since 1983); Director, Asset Specialization Corporation (since May, 1992); Director, Nomura Asset Securities Corporation (since May,
1992); Fellow, Econometric Society (since December, 1990); Director, Nomura Mortgage Capital Corporation (since 1989); Director, American Finance Association (prior to 1993); Consultant J.P. Morgan Investment Management Inc. ("J.P. Morgan") (since 1985). His address is 15 Stony Brook Road, Weston, Massachusetts 02193.


         JOHN R. RETTBERG--Trustee; retired; Consultant, Northrop Grumman Corporation ("Northrop") (since January, 1995); Corporate Vice President and Treasurer, Northrop (prior to January, 1995); Director, Independent Colleges of Southern California (prior to 1994); Director, Junior Achievement (prior to
1993). His address is 79-165 Montego Bay Drive, Bermuda Dunes, California 92201.

         JOHN F. RUFFLE*--Trustee; retired; Consultant, J.P. Morgan (since June,
1993); Director and Vice Chairman of J.P. Morgan (prior to June, 1993); Director, Trident Corporation (since April, 1994); Director, Bethlehem Steel Corporation (since September, 1990); Trustee, Johns Hopkins University (since April, 1990); Trustee, Overlook Hospital Foundation (since April, 1990); Director, Student Loan Marketing Association (since April, 1990).
 His address is 34 Wynwood Road, Chatham, New Jersey 07928-1731.

         KENNETH WHIPPLE, JR.--Trustee; Executive Vice President, Ford Motor Company, President, Ford Financial Services Group, and Director, Ford Motor Credit Company (since 1988); Director and President, Ford Holdings, Inc. (since
1989); Director, CMS Energy Corporation and Consumers Power Company (since January, 1993); Director, Detroit Country Day School (since January, 1993); Director Granite Management Corporation (formerly First Nationwide Financial Corporation) and Granite Savings Bank (formerly First Nationwide Bank) (since
1988); Director, United Way of Southeastern Michigan (since 1988); Director, USL Capital Corporation (since 1988); Chairman, Director and First Vice President, WTVS-TV (since 1988). His address is 1115 Country Club Drive, Bloomfield Hills, Michigan 48304.

         Each Trustee of the Trust is paid a $16,000 annual fee for serving as Trustee of the Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to the Trust. The Trustees of the Trust, in addition to reviewing actions of the Trust's various service providers, decide upon matters of general policy.

TRUSTEES OF THE PORTFOLIOS


         FREDERICK S. ADDY--Trustee; Retired; Executive Vice President and Chief Financial Officer from January 1990 to April 1994, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746.

         WILLIAM G. BURNS--Trustee; Retired; Limited Partner, Galen Partners L.P. and Vice Chairman, Galen Associates, since 1990; Chief Executive Officer, Galen Associates and General Partner, Galen Partners L.P., until 1991. His address is 2200 Alaqua Drive, Longwood, FL 32779.


         ARTHUR C. ESCHENLAUER--Trustee; Retired; Senior Vice President, Morgan Guaranty Trust Company of New York until 1987. His address is 14 Alta Vista Drive, RD #2, Princeton, New Jersey 08540.


         MATTHEW HEALEY*--Trustee and Chairman of the Board of Trustees; Chairman, Pierpont Group, Inc., since 1989; Chairman and Chief Executive Officer, Execution Services, Inc. until October 1991. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436.

         MICHAEL P. MALLARDI--Trustee; Senior Vice President, Capital Cities/ABC, Inc., President, Broadcast Group, since 1986. His address is 77 West 66th Street, New York, NY 10017.


         Each Trustee is paid an annual fee as follows for serving as Trustee of The Pierpont Funds, The JPM Institutional Funds, the other portfolios in which these funds invest, and the Portfolios, and is reimbursed for any expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to the Portfolios.


                                        AGGREGATE             PENSION OR
                                        COMPENSATION          RETIREMENT              ESTIMATED             TOTAL COMPENSATION FROM
                                        FROM THE TRUST        BENEFITS ACCRUED        ANNUAL BENEFITS       THE TRUST AND FUND
                                        DURING 1995           AS PART OF              UPON RETIREMENT       COMPLEX PAID TO TRUSTEES
                                                              FUND EXPENSES                                 DURING 1995

Frederick S. Addy, Trustee              N/A                   None                    None
                                                                                                            $62,500

William G. Burns, Trustee               N/A                   None                    None                          $62,500

Arthur C.                               N/A                   None                    None                          $62,500
Eschenlauer, Trustee

Matthew Healey, Trustee,                N/A                   None                    None                          $62,500
Chairman and Chief Executive Officer (*)

                                        N/A                   None                    None                          $62,500

Michael P. Mallardi, Trustee


------------------------------------

(*) During 1995, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $140,000, contributed $21,000 to a defined contribution plan on his behalf, and paid $20,000 in insurance premiums for his benefit.


         As of April 1, 1995 the annual fee paid to each Trustee for serving as a Trustee of each of the Portfolios, The Series Portfolio, The JPM Institutional Funds and The Pierpont Funds was adjusted to $65,000.

         The Trustees, in addition to reviewing actions of the Portfolios' various service providers, decide upon matters of general policy. On January 15, 1994, each of the Portfolios entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees of the Portfolios are the shareholders of Pierpont Group, Inc. The Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Portfolios' Trustees. The aggregate fees paid by each Portfolio during its last fiscal year completed after January 15, 1994 are set forth below:


U.S. FIXED INCOME PORTFOLIO--For the fiscal year ended October
31, 1994:  $23,028; For the fiscal year ended October 31, 1995:
$40,729.

NON-U.S. FIXED INCOME PORTFOLIO--For the period October 11, 1994
(commencement of operations) through September 30, 1995: $20,446.


SELECTED U.S. EQUITY PORTFOLIO--For the fiscal year ended May 31,
1994:  $20,385.  For the fiscal year ended May 31, 1995:
$52,948.

U.S. SMALL COMPANY PORTFOLIO--For the fiscal year ended May 31,
1994:  $33,435.  For the fiscal year ended May 31, 1995:
$62,256.

NON-U.S. EQUITY PORTFOLIO--For the fiscal year ended October 31,
1994:  $32,512; For the fiscal year ended October 31, 1995:
$48,442.

EMERGING MARKETS EQUITY PORTFOLIO--For the fiscal year ended
October 31, 1994:  $42,764; For the fiscal year ended October 31,
1995:  $53,162.

         As of the date of this Statement of Additional Information, financial information for the initial fiscal year of the Asia Growth, European Equity and Japan Equity Portfolios and their corresponding Funds was not yet available.


OFFICERS

         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer of the Portfolios, are provided and compensated by Signature Broker-Dealer Services, Inc. ("SBDS"), a wholly owned subsidiary of Signature Financial Group, Inc. ("Signature"). The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

         The officers of the Trust and the Portfolios and their principal occupations during the past five years are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio. The business address of each of the officers unless otherwise noted is Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, Inc., since 1989; Chairman and Chief Executive Officer, Execution Services, Inc. until October 1991. His address is Pine Tree Club Estates, 10286 Saint Andrew Road, Boynton Beach, FL 33436.

         PHILIP W. COOLIDGE; President; Chairman, Chief Executive Officer and President, Signature since December 1988 and SBDS since April 1989.

         DAVID G. DANIELSON; Assistant Treasurer; Assistant Manager, Signature since May 1991; Graduate Student, Northeastern University from April 1990 to March 1991.


         JOHN R. ELDER; Treasurer; Vice President, SFG (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March 1995).


         LINDA T. GIBSON; Assistant Secretary; Legal Counsel and Assistant Secretary, Signature since June 1991; Assistant Secretary, SBDS since November 1992; law student, Boston University School of Law prior to May 1992.

         JAMES E. HOOLAHAN;  Vice President; Senior Vice President,

Signature since December 1989.

         SUSAN JAKUBOSKI; Assistant Secretary and Assistant Treasurer of the Portfolios only; Manager and Senior Fund Administrator, SFG and Signature (Cayman) (since August 1994); Assistant Treasurer, SBDS (since September 1994); Fund Compliance Administrator, Concord Financial Group, Inc. (from November 1990 to August 1994); Senior Fund Accountant, Neuberger & Berman Management Incorporated (since prior to 1990). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

         JAMES S. LELKO; Assistant Treasurer; Assistant Manager, Signature since January 1993; Senior Tax Compliance Accountant, Putnam Companies since prior to December 1992.


         THOMAS M. LENZ; Secretary; Vice President and Associate General Counsel, Signature since November 1989; Assistant Secretary, SBDS since February 1991.


         MOLLY S. MUGLER; Assistant Secretary; Legal Counsel and Assistant Secretary, Signature since December 1988; Assistant Secretary, SBDS since April 1989.

         ANDRES E. SALDANA; Assistant Secretary; Legal Counsel and Assistant Secretary, Signature since November 1992; Assistant Secretary, SBDS since September 1993; Attorney, Ropes & Gray from September 1990 to November 1992.

         DANIEL E. SHEA; Assistant Treasurer; Assistant Manager of Fund Administration, Signature since November 1993; Supervisor and Senior Technical Advisor, Putnam Investments since prior to 1990.

         Messrs. Coolidge, Danielson, Hoolahan, Lelko, Lenz, Saldana and Shea and Mss. Gibson, Mugler and Jakuboski hold similar positions for other investment companies for which SBDS or an affiliate serves as principal underwriter.

INVESTMENT ADVISOR

         The investment advisor to the Portfolios is Morgan Guaranty Trust Company of New York, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $165 billion (of which the Advisor advises over $26 billion).

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of Morgan's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."

         Sector weightings are generally similar to a fund's benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The U.S. Fixed Income Portfolio--Salomon Brothers Broad Investment Grade Bond Index; The Non-U.S. Fixed Income Portfolio--Salomon Brother Non-U.S. World Government Bond Index; The Selected U.S. Equity Portfolio--S&P 500 Index; The U.S. Small Company Portfolio--Russell 2500 Index; The Non-U.S. Equity Portfolio--EAFE Index; The Emerging Markets Equity Portfolio--IFC Emerging Markets Index; The European Equity Portfolio--the MSCI Europe Index; The Japan Equity Portfolio--the TOPIX; and The Asia Growth Portfolio--the MSCI indexes for Hong Kong and Singapore and the International Finance Corporation Investable indexes for China, Indonesia, Malaysia, Philippines, South Korea, Taiwan and Thailand.

         J.P. Morgan Investment Management Inc., a wholly-owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.

         The Portfolios are managed by officers of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc. See "Portfolio Transactions" below for a description of services provided to the Portfolios by J.P.
Morgan Investment Management Inc.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Portfolio's average daily net assets shown below.

PORTFOLIO                                            FEE RATE

U.S. FIXED INCOME                                             0.30%

NON-U.S. FIXED INCOME                                         0.35%

SELECTED U.S. EQUITY                                          0.40%

U.S. SMALL COMPANY                                            0.60%

NON-U.S. EQUITY                                               0.60%

EMERGING MARKETS EQUITY                                       1.00%

ASIA GROWTH                                                   0.80%

EUROPEAN EQUITY                                               0.65%

JAPAN EQUITY                                                  0.65%

         The table below sets forth for each Fund listed the advisory fees paid by its corresponding Portfolio to the Advisor for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

         U.S. FIXED INCOME PORTFOLIO (U.S. FIXED INCOME FUND)--For the period July 12, 1993 (commencement of operations) through October 31, 1993: $119,488. For the fiscal year ended October 31, 1994: $699,081. For the fiscal year ended October 31, 1995: $1,339,147.

         NON-U.S. FIXED INCOME PORTFOLIO (INTERNATIONAL FIXED INCOME FUND)--For the period October 11, 1994 (commencement of operations) through September 30, 1995: $782,748.


         SELECTED U.S. EQUITY PORTFOLIO (U.S. EQUITY FUND)--For the period July 19, 1993 (commencement of operations) through May 31, 1994: $1,263,048. For the fiscal year ended May 31, 1995: $2,025,936.

         U.S. SMALL COMPANY PORTFOLIO (U.S. SMALL CAP EQUITY FUND)--For the period July 19, 1993 (commencement of operations) through May 31, 1994:
$2,912,670. For the fiscal year ended May 31, 1995: $3,514,331.


         NON-U.S. EQUITY PORTFOLIO (INTERNATIONAL EQUITY FUND)--For the period October 4, 1993 (commencement of operations) through October 31, 1993: $78,550. For the fiscal year ended October 31, 1994: $1,911,202. For the fiscal year ended October 31, 1995: $3,174,965.

         EMERGING MARKETS EQUITY PORTFOLIO (EMERGING MARKETS EQUITY FUND)--For the period November 15, 1993 (commencement of operations) through October 31, 1994: $4,122,465. For the fiscal year ended October 31, 1995: $5,713,506.

         As of the date of this Statement of Additional Information, financial information for the initial fiscal year of the Asia Growth, European Equity and Japan Equity Portfolios and their corresponding Funds was not yet available.


         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Administrator and Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as Morgan from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. Morgan believes that it may perform the services for the Portfolios contemplated by the Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent Morgan from continuing to perform such services for the Portfolios.

         If Morgan were prohibited from acting as investment advisor to any Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Morgan also receives compensation from the Funds in its capacity as Services Agent for the Trust (see "Services Agent").

ADMINISTRATOR AND DISTRIBUTOR

         SBDS serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, SBDS has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and SBDS. The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on not more than 60 days' nor less than 30 days' written notice to the other party. The principal offices of SBDS are located at 6 St. James Avenue, Boston, Massachusetts 02116.

         SBDS also serves as the Trust's and the Portfolios' Administrator and in that capacity administers and manages all aspects of the Funds' and the Portfolios' day-to-day operations subject to the supervision of the Trustees, except as set forth under Investment Advisor, Services Agent and Custodian. In connection with its responsibilities as Administrator, SBDS (i) furnishes ordinary clerical and related services for day-to-day operations including certain record keeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements including, without limitation, preparing and mailing and filing (but not paying for) registration statements, prospectuses, statements of additional information, and proxy statements and all required reports to the Trust's shareholders, the SEC, the Secretary of The Commonwealth of Massachusetts, and state securities commissions (but not the Trust's federal and state tax returns); (iii) is responsible for the registration of sufficient Fund shares under federal and state securities laws; (iv) takes responsibility for monitoring each Fund's status as a regulated investment company under the Code; and (v) performs such administrative and managerial oversight of the activities of the Trust's and the Portfolios' custodian and transfer agent as the respective Trustees may direct from time to time.


         Under the Trust's and the Portfolios' Administration Agreements, each Fund and its corresponding Portfolio has agreed to pay SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolios in accordance with the following annual schedule: 0.03% of the first $7 billion of the Portfolios' aggregate average daily net assets, and 0.01% of the

Portfolios' average daily net assets in excess of $7 billion. The portion of this charge payable by a Fund or its corresponding Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust,

The Pierpont Funds, The JPM Institutional Funds and the Portfolios.


         Below are set forth for each Fund listed and its corresponding Portfolio the administrative fees paid to the Administrator for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.


         U.S. FIXED INCOME PORTFOLIO--For the period July 12, 1993 (commencement of operations) through October 31, 1993: $950. For the fiscal year ended October 31, 1994: $16,107. For the fiscal year ended October 31, 1995: $27,436.

         NON-U.S. FIXED INCOME PORTFOLIO--For the period October 11, 1994 (commencement of operations) through September 30, 1995: $13,862.


         SELECTED U.S. EQUITY PORTFOLIO--For the period July 19, 1993 (commencement of operations) through May 31, 1994: $19,348. For the fiscal year ended May 31, 1995: $32,670


         U.S. SMALL COMPANY PORTFOLIO--For the period July 19, 1993 (commencement of operations) through May 31, 1994: $30,420. For the fiscal year ended May 31, 1995: $38,215.



         NON-U.S. EQUITY PORTFOLIO--For the period October 4, 1993 (commencement of operations) through October 31, 1993: $1,005. For the fiscal year ended October 31, 1994: $22,024. For the fiscal year ended October 31, 1995: $31,500.

         EMERGING MARKETS EQUITY PORTFOLIO-- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $30,828. For the fiscal year ended October 31, 1995: $35,189.

         As of the date of this Statement of Additional Information, financial information for the initial fiscal year of the Asia Growth, European Equity and Japan Equity Portfolios and their corresponding Funds was not yet available.


         The Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Administrator may subcontract for the performance of its obligations under the Administration Agreements only if the Trustees approve such subcontract and find the subcontracting party to be qualified to perform the obligations sought to be subcontracted, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions.

SERVICES AGENT


         The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December 29, 1995, pursuant to which Morgan is responsible for certain financial, fund accounting and administrative services provided to each Fund and its corresponding Portfolio. The services to be provided by Morgan as Services Agent under the Services Agreements include, but are not limited to, monitoring the fund and shareholder accounting activities of the Custodian, assisting the Administrator in preparing tax returns, reviewing financial reports, coordinating annual audits, assisting in the development of budgets, overseeing preparation of tax information for Fund shareholders, monitoring the fund accounting activities and daily partnership allocation, and providing other related services.

         Under the Services Agreements, each Fund and its corresponding Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolios in accordance with the following annual schedule: 0.06% of the first $7 billion of the Portfolios' aggregate average daily net assets , and 0.03% of the Portfolios' average daily net assets in excess of $7 billion. The portion of this charge payable by a

Fund or its corresponding Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Institutional Funds, the Portfolios, and other investors in the Portfolios for which Morgan provides similar services. Under the Services Agreements, Morgan may delegate one or more of its responsibilities to other entities, including SBDS, at Morgan's expense. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Prior to September 1, 1995, each Portfolio entered into separate Financial and Fund Accounting Services Agreements (the "Prior Services Agreements"). Under the Prior Services Agreements, Morgan, in addition to performing the activities described above as Services Agent, assumed the annual costs of certain expenses incurred by each Portfolio. Below are set forth for each Fund listed and its corresponding Portfolio the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended
October 31, 1995:  $167,081.

THE NON-U.S. FIXED INCOME PORTFOLIO -- For the period October 11, 1994 (commencement of operations) through September 30, 1995: $156,367.

THE SELECTED U.S. EQUITY PORTFOLIO-- For the fiscal year ended
May 31, 1995:

$236,537.

THE U.S. SMALL COMPANY PORTFOLIO -- For the
 fiscal
year ended May 31, 1995:   $241,373.

THE NON-U.S. EQUITY PORTFOLIO -- For the fiscal year ended
October 31, 1995:  $349,443.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the fiscal year ended October 31, 1995: $337,050.

         As of the date of this Statement of Additional Information, financial information for the initial fiscal year of the Asia Growth, European Equity and Japan Equity Portfolios and their corresponding Funds was not yet available.

         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in providing accounting and operational services to the Funds and the Portfolios and shareholder services to the Trust's shareholders under the Services Agreements and in acting as Advisor to the Portfolios under the Investment Advisory Agreements, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Services Agreement, the Trust's Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

CUSTODIAN

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02101, serves as the Trust's and each of the Portfolio's Custodian and Transfer and Dividend Disbursing Agent. Pursuant to the Custodian Contract with each of the Portfolios, it is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. In the case of the Selected U.S. Equity and U.S. Small Company Portfolios, the Custodian has entered into subcustodian agreements with Morgan for the purpose of holding participations in master demand obligations. In the case of foreign assets held outside the United States, the Custodian employs various subcustodians who were approved by the Trustees of the Portfolios in accordance with the regulations of the SEC. The Custodian maintains portfolio transaction records. As Transfer Agent and Dividend Disbursing Agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts. Under the terms of the Services Agreement between the Trust and Morgan, Morgan is responsible for the usual and customary fees of the Custodian for each Fund (see "Services Agent"); the corresponding Portfolio is responsible for the fees of the Custodian for the Portfolio (see "Services Agent").

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

         Each Fund is responsible for Morgan's fees as Services Agent for the Fund, and any fees or expenses not covered by the Services Agreement with the Trust (see "Services Agent"). In addition, each Portfolio is responsible for its fees payable to Pierpont Group, Inc., Morgan's fees as investment advisor, the fees of the Custodian for the Portfolio, the fees of the Administrator for services to the Portfolio and other usual and customary fees or expenses.

         Morgan has agreed that if in any fiscal year the sum of any Fund's expenses exceeds the limits set by applicable regulations of state securities commissions, the fees payable by the Fund to Morgan for that year shall be reduced as specified by agreement with the Trust on behalf of the Fund. Currently, Morgan believes that the most restrictive expense limitation of state securities commissions limits expenses to 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year. For additional information regarding waivers or expense subsidies, see "Management of the Trust and the Portfolio" in the Prospectus.

PURCHASE OF SHARES

         Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares." References in the Prospectus and this Statement of Additional Information to customers of Morgan or an Eligible Institution include customers of their affiliates and references to transactions by customers with Morgan or an Eligible Institution include transactions with their affiliates. Only Fund investors who are using the services of Morgan or a financial institution acting pursuant to an agreement with Morgan or the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of an Eligible Institution, and the Eligible Institution may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus under "Redemption of Shares."

         If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds and their corresponding Portfolios (except The Non-U.S. Fixed Income Portfolio) have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and the corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         FURTHER REDEMPTION INFORMATION. The Trust on behalf of a Fund and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from any JPM Advisor Fund into any other JPM Advisor Fund, as described under "Exchange of Shares" in the Prospectus. For complete information, the Prospectus as it relates to the Fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions.
 See "Redemption of Shares." Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on the day the following legal holidays are observed:
 New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
 On days when U.S. trading markets close early in observance of these holidays, the Funds and the Portfolios would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Funds' business days.


         The net asset value of each Fund is equal to the net asset value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio ) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.


         U.S. FIXED INCOME AND INTERNATIONAL FIXED INCOME FUNDS. In the case of the Portfolios for the U.S. Fixed Income and International Fixed Income Funds, securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over-the-counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing service, such securities are priced in accordance with procedures adopted by the Portfolio's Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities. The Portfolio values municipal securities on the basis of prices from a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.


         Trading in securities in most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

         U.S. EQUITY, U.S. SMALL CAP EQUITY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, ASIA GROWTH, EUROPEAN EQUITY AND JAPAN EQUITY FUNDS. In the case of each of the Equity Portfolios, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale prices on the New York Stock Exchange at 4:00 P.M. or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently

4:15 P.M., New York time. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.


         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

         YIELD QUOTATIONS. As required by regulations of the SEC, the annualized yield for the U.S. Fixed Income and International Fixed Income Funds is computed by dividing each Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus.

         TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of each of the Funds for a period is computed by assuming a hypothetical initial payment of

$1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.


         Historical performance information for any period or portion thereof prior to the inception of each Fund will be that of its corresponding Pierpont Fund (or, in the case of the International Fixed Income Fund, its corresponding JPM Institutional Fund) which also invests all of its investable assets in the Fund's corresponding Portfolio, as permitted by applicable SEC staff interpretations, if the Pierpont Fund commenced operations before its corresponding JPM Advisor Fund. The applicable financial information in the registration statement for The Pierpont Funds (Registration Nos. 33-54632 and 811-7340) and The JPM Institutional Funds (Registration Nos. 33-54642 and 811-7342) is hereby incorporated by reference.

         GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes, The EAFE Index, The IFC-JPM Emerging Markets Index, Tokyo Stock Price Index, Salomon Brothers Non-U.S. World Government Bond Index (Hedged) and other industry publications.

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

PORTFOLIO TRANSACTIONS

         J.P. Morgan Investment Management Inc., acting as agent for Morgan, places orders for all Portfolios for all purchases and sales of portfolio securities. Morgan enters into repurchase agreements and reverse repurchase agreements and executes loans of portfolio securities on behalf of all the Portfolios. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers.
 In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         U.S. FIXED INCOME AND INTERNATIONAL FIXED INCOME FUNDS. Portfolio transactions for the Portfolios corresponding to the U.S. Fixed Income and International Fixed Income Funds will be undertaken principally to accomplish a Portfolio's objective in relation to expected movements in the general level of interest rates. The Fixed Income and Non-U.S. Fixed Income Portfolios may engage in short-term trading consistent with their objectives. The estimated portfolio turnover rate for each of the U.S. Fixed Income and Non-U.S. Fixed Income Portfolios generally should not exceed 300%.

         In connection with portfolio transactions for the Portfolios, J.P. Morgan Investment Management Inc. intends to seek best price and execution on a competitive basis for both purchases and sales of securities.

         U.S. EQUITY, U.S. SMALL CAP EQUITY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, ASIA GROWTH, EUROPEAN EQUITY AND JAPAN EQUITY FUNDS. In connection with portfolio transactions for the Equity Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders. The estimated portfolio turnover rate for each of the Equity Portfolios generally should not exceed 100%.

         In selecting a broker, J.P. Morgan Investment Management Inc. considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, J.P. Morgan Investment Management Inc. decides that the broker chosen will provide the best possible execution. J.P. Morgan Investment Management Inc. and Morgan monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which J.P. Morgan Investment Management Inc. has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

         The Portfolios or their predecessors corresponding to the U.S. Equity, U.S. Small Cap Equity, International Equity and Emerging Markets Equity Funds paid the following approximate brokerage commissions for the indicated fiscal years:

SELECTED U.S. EQUITY FUND (May): 1995:  $1,179,132; 1994:
$744,676; 1993: $293,698.

U.S. SMALL COMPANY FUND (May): 1995:  $1,217,016; 1994:
$1,760,320; 1993: $142,310.


INTERNATIONAL EQUITY FUND (October): 1995: $1,691,642; 1994:
$1,413,238; 1993: $639,000.

EMERGING MARKETS EQUITY FUND (October): 1995: $1,475,147; 1994:
$1,262,905  1993: N/A.


         The increases in brokerage commissions reflected above were due to increased portfolio activity and an increase in net investments in the Portfolio or its predecessor.

         Subject to the overriding objective of obtaining the best possible execution of orders, J.P. Morgan Investment Management Inc. may allocate a portion of a Portfolio's brokerage transactions to affiliates of Morgan. In order for affiliates of Morgan to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Portfolios' Administrator, Distributor or Advisor or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when Morgan deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, J.P. Morgan Investment Management Inc. to the extent permitted by applicable laws and regulations may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by J.P. Morgan Investment Management Inc. in the manner it considers to be most equitable and consistent with Morgan's fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

         If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). To date shares of the nine series described in this Statement of Additional Information have been authorized and are available for sale to the public. Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors, PROVIDED, HOWEVER, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of nine series of the Trust that are authorized for sale to the public. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances.
 All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.


         As of January [ ], 1996, Signature Financial Group, Inc. owned of record and beneficially 100% of the outstanding shares of beneficial interest of U.S. Equity Fund, and SFG Investors II Limited Partnership owned of record and beneficially 100% of the outstanding shares of beneficial interest of U.S. Fixed Income Fund. It is expected that these initial shareholders will own less than 25% of each such Fund's outstanding shares shortly after the commencement of operations of such Funds. As of January [ ], 1996, Charles Schwab & Co. held of record substantially all of the outstanding shares in each other Fund, but did not own such shares beneficially because it did not have discretion to vote or invest such shares (management has no knowledge as to the beneficial ownership of such shares). The address of Charles Schwab & Co. is c/o Morgan, 522 Fifth Avenue, New York, NY 10036. As of the same date, the officers and Trustees as a group owned less than 1% of the shares of each Fund.


TAXES


         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The U.S. Equity and U.S. Small Cap Equity Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction. Distributions to corporate shareholders of the U.S. Fixed Income, International Fixed Income, International Equity, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Funds are not eligible for the dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. See "Taxes" in the Prospectus for a discussion of the federal income tax treatment of any gain or loss realized on the redemption or exchange of a Fund's shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.


         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.


         Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. Straddles may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, the Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.


         Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Equity Portfolios may invest in Equity Securities of foreign issuers. If a Portfolio purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the Portfolio may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains.

 Alternatively, a Fund may each year include in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         Pursuant to proposed regulations, open-end regulated investment companies such as the Funds would be entitled to elect to mark to market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

         FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.


         In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


         FOREIGN TAXES. It is expected that the corresponding Portfolios of the International Fixed Income, U.S. Equity, U.S. Small Cap Equity, International Equity, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Funds may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. In the case of each of these Funds, so long as more than 50% in value of the total assets of the Fund's corresponding Portfolio at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes paid by it as paid directly by its shareholders. These Funds will make such an election only if they deem it to be in the best interest of their shareholders. The Funds will notify their respective shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, each shareholder will be required to include in his or her income his or her proportionate share of the amount of foreign income taxes paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he or she itemizes deductions, a deduction for his or her share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by each of the International Fixed Income, International Equity, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Funds from its foreign source net investment income will be treated as foreign source income. Each of these Funds' gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Fixed Income, International Equity, Emerging Markets Equity, Asia Growth, European Equity and Japan Equity Funds.

         STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         OTHER TAXATION. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, Morgan or Eligible Institutions may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolios' Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS


         Attached are the audited statement of assets and liabilities and the reports thereon of Price Waterhouse LLP for each of the Funds and for the Asia Growth, European Equity and Japan Equity Portfolios as of March 24, 1995.

The current financial statements for each other Portfolio are hereby incorporated herein by reference from their respective annual reports as filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder . A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.

THE JPM ADVISOR FUNDS - THE JPM ADVISOR U.S. FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 24, 1995

ASSETS

           Investment in The U.S. Fixed Income Portfolio         $ 100,000
           Deferred Organization Expenses                           58,000
                                                                   -------
                      Total Assets                                 158,000

LIABILITIES

           Organization Expenses Payable                            58,000
                      Total Liabilities                             58,000

COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                            -

                      Net Assets                                   100,000

Net Asset Value Per Share (10,000 shares of
beneficial interest outstanding; unlimited authorized
shares of beneficial interest of $0.001 par value),
Offering and Redemption Price                                       $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor U.S. Fixed Income Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10,000 shares (the "initial shares") of the Fund to SFG Investors II Limited Partnership ("SFG Investors"), an affiliate of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $58,000 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by SFG Investors or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

Report of Independent Accountants

To the Shareholder and Trustees of
The JPM Advisor U.S. Fixed Income Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor U.S. Fixed Income Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
March 24, 1995

THE JPM ADVISOR FUNDS - THE JPM ADVISOR INTERNATIONAL FIXED INCOME FUND STATEMENT OF ASSETS AND LIABILITIES

 SEPTEMBER 30, 1995





ASSETS


           Cash                                              $   100
           Deferred Organization Expenses                     32,251
                      Total Assets                            32,351


LIABILITIES


           Organization Expenses Payable                      32,251
                      Total Liabilities                       32,251


COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                      -


                      Net Assets                            $    100
                                                              ======


Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                              $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor International Fixed Income Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Non-U.S. Fixed Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.


The Fund has incurred $32,251 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.


NOTE 3 - COMMENCEMENT OF OPERATIONS

As of September 30, 1995 the Fund had not commenced operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor International Fixed Income Fund



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor International Fixed Income Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at September 30, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.

 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 30, 1996

THE JPM ADVISOR FUNDS - THE JPM ADVISOR U.S. EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1995





ASSETS


                     Cash                             $   100
                     Deferred Organization Expenses    34,776
                      Total Assets                     34,876


LIABILITIES


           Organization Expenses Payable               34,776
                      Total Liabilities                34,776


COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                -


                      Net Assets                      $   100
                                                       ======


Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                       $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor U.S. Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Selected U.S. Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.


The Fund has incurred $34,776 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.


NOTE 3 - COMMENCEMENT OF OPERATIONS

As of May 31, 1995 the Fund had not commenced operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor U.S. Equity Fund



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor U.S. Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at May 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York

January 30, 1996

THE JPM ADVISOR FUNDS - THE JPM ADVISOR U.S. SMALL CAP EQUITY
FUND
STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1995





ASSETS


           Investment in The U.S. Small Company Portfolio     $    100
           Deferred Organization Expenses                       33,060
                      Total Assets                              33,160


LIABILITIES


           Organization Expenses Payable                        33,060
                      Total Liabilities                         33,060


COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                        -

                      Net Assets                              $    100
                                                                ======

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                                $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor U.S. Small Cap Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.


The Fund has incurred $33,060 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.


NOTE 3 - COMMENCEMENT OF OPERATIONS

As of May 31, 1995 the Fund had not commenced operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor U.S. Small Cap Equity Fund



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor U.S. Small Cap Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at May 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York

January 30, 1996

THE JPM ADVISOR FUNDS - THE JPM ADVISOR INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995





ASSETS

           Investment in The Non-U.S. Equity Portfolio             100

           Deferred Organization Expenses                       33,596
                      Total Assets                              33,696


LIABILITIES


           Organization Expenses Payable                        33,596
                      Total Liabilities                         33,596


COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                      -

                      Net Assets                              $    100
                                                                ======

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                                $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor International Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Non-U.S. Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.


The Fund has incurred $33,596 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.


NOTE 3 - COMMENCEMENT OF OPERATIONS

As of October 31, 1995 the Fund had not commenced operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor International Equity Fund



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor International Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York

January 30, 1996

THE JPM ADVISOR FUNDS - THE JPM ADVISOR EMERGING MARKETS EQUITY
FUND
STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995





ASSETS

           Investment in The Emerging Markets

                  Equity Portfolio                       $    100
           Deferred Organization Expenses                  33,628
                      Total Assets                         33,728


LIABILITIES


           Organization Expenses Payable                  33,628
                      Total Liabilities                   33,628


COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                  -

                      Net Assets                        $    100
                                                          ======

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                          $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor Emerging Markets Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Emerging Markets Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.


The Fund has incurred $33,628 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.


NOTE 3 - COMMENCEMENT OF OPERATIONS

As of October 31, 1995 the Fund had not commenced operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor Emerging Markets Equity Fund



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor Emerging Markets Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at October 31, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.

 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York

January 30, 1996

THE JPM ADVISOR FUNDS - THE JPM ADVISOR ASIA GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 24, 1995




ASSETS

           Investment in The Asia Growth Portfolio            $    100
           Deferred Organization Expenses                       58,000
                                                                ------
                      Total Assets                              58,100

LIABILITIES

           Organization Expenses Payable                        58,000
                      Total Liabilities                         58,000

COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                        -

                      Net Assets                              $    100
                                                                ======

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                                $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor Asia Growth Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Asia Growth Portfolio (the "Portfolio"), a series of The Series Portfolio, a trust organized under the laws of the State of New York. The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $58,000 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund and the Portfolio which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption, and the amount of such reduction in excess of any unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor Asia Growth Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor Asia Growth Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York


March 24, 1995

THE SERIES PORTFOLIO - THE ASIA GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 24, 1995

ASSETS

          Cash                                           $   200
          Deferred Organization Expenses                  33,000
                      Total Assets                        33,200

LIABILITIES

          Organization Expenses Payable                   33,000
                      Total Liabilities                   33,000

Commitments and Contingencies (See Note 3)                   -

                      Net Assets                         $   200
                                                          ======

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The Asia Growth Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust organized under the laws of the State of New York on June 24, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $100 to The JPM Advisor Asia Growth Fund (the "Fund") and $100 to JPM Asia Growth Fund, Ltd. (the "initial beneficial interests").

The Portfolio has incurred $33,000 in organization expenses based on its allocable pro rata share of total organization expenses for the three Portfolios in the Series Portfolio. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio. The Portfolio will receive upon a redemption by Signature (the purchaser of the Fund's initial shares) from the Fund, a pro rata portion of the unamortized organization expenses of the Portfolio. The amount paid by the Portfolio on any withdrawal of an initial beneficial interest by the Fund, JPM Asia Growth Fund, Ltd. or any other current holder of such initial beneficial interest will be reduced by a pro rata portion of any unamortized organization expenses. This reduction will be determined with respect to each withdrawal of an initial beneficial interest by calculating the proportion of the amount of the initial beneficial interest withdrawn to the aggregate initial beneficial interests then outstanding.

NOTE 2 - VALUATION OF INVESTORS' BENEFICIAL INTERESTS

At 4:15 p.m. New York time on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, and
(ii) the percentage representing that investor's pro rata share of the aggregate beneficial interests in the Portfolio, on that day.

NOTE 3 - SERVICE AGREEMENTS WITH AFFILIATES

The Series Portfolio has entered into separate investment advisory and financial and fund accounting services agreements with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advisory and financial and fund accounting services for the Portfolio as described in the Series Portfolio's accompanying registration statement on Form N-lA. The Series Portfolio has also entered into separate administration and exclusive placement agent agreements with Signature Broker-Dealer Services, Inc.("SBDS"), to provide for administrative and placement services for the Portfolio, and a fund services agreement with Pierpont Group, Inc. ("Pierpont Group"), each as described in such registration statement. The officers of the Series Portfolio, excluding its Chief Executive Officer, are employees of SBDS. The Trustees of the Series Portfolio represent all the existing shareholders of Pierpont Group.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Investors and Trustees of
The Asia Growth Portfolio


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Asia Growth Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York

March 24, 1995

THE JPM ADVISOR FUNDS - THE JPM ADVISOR EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 24, 1995




ASSETS

           Investment in The European Equity Portfolio            100
           Deferred Organization Expenses                      58,000
                      Total Assets                             58,100

LIABILITIES

           Organization Expenses Payable                       58,000
                      Total Liabilities                        58,000

COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                        -

                      Net Assets                             $    100
                                                               ======

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                               $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor European Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The European Equity Portfolio (the "Portfolio"), a series of The Series Portfolio, a trust organized under the laws of the State of New York. The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $58,000 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund and the Portfolio which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption, and the amount of such reduction in excess of any unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor European Equity Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor European Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
March 24, 1995

THE SERIES PORTFOLIO - THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 24, 1995

ASSETS

          Cash                                               $   200
          Deferred Organization Expenses                      33,000
                      Total Assets                            33,200

LIABILITIES

          Organization Expenses Payable                       33,000
                      Total Liabilities                       33,000

Commitments and Contingencies (See Note 3)                      -

                      Net Assets                             $   200
                                                              ======

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The European Equity Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust organized under the laws of the State of New York on June 24, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $100 to The JPM Advisor European Equity Fund (the "Fund") and $100 to JPM Europe Fund, Ltd. (the "initial beneficial interests").

The Portfolio has incurred $33,000 in organization expenses based on its allocable pro rata share of total organization expenses for the three Portfolios in the Series Portfolio. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio. The Portfolio will receive upon a redemption by Signature (the purchaser of the Fund's initial shares) from the Fund, a pro rata portion of the unamortized organization expenses of the Portfolio. The amount paid by the Portfolio on any withdrawal of an initial beneficial interest by the Fund, JPM Europe Fund, Ltd. or any other current holder of such initial beneficial interests will be reduced by a pro rata portion of any unamortized organization expenses. This reduction will be determined with respect to each withdrawal of an initial beneficial interest by calculating the proportion of the amount of the initial beneficial interest withdrawn to the aggregate initial beneficial interests then outstanding.

NOTE 2 - VALUATION OF INVESTORS' BENEFICIAL INTERESTS

At 4:15 p.m. New York time on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, and
(ii) the percentage representing that investor's pro rata share of the aggregate beneficial interests in the Portfolio, on that day.

NOTE 3 - SERVICE AGREEMENTS WITH AFFILIATES

The Series Portfolio has entered into separate investment advisory and financial and fund accounting services agreements with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advisory and financial and fund accounting services for the Portfolio as described in the Series Portfolio's accompanying registration statement on Form N-lA. The Series Portfolio has also entered into separate administration and exclusive placement agent agreements with Signature Broker-Dealer Services, Inc. ("SBDS"), to provide for administrative and placement services for the Portfolio, and a fund services agreement with Pierpont Group, Inc. ("Pierpont Group"), each as described in such registration statement. The officers of the Series Portfolio, excluding its Chief Executive Officer, are employees of SBDS. The Trustees of the Series Portfolio represent all the existing shareholders of Pierpont Group.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Investors and Trustees of
The European Equity Portfolio


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The European Equity Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
March 24, 1995

THE JPM ADVISOR FUNDS - THE JPM ADVISOR JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 24, 1995




ASSETS

           Investment in The Japan Equity Portfolio               $    100
           Deferred Organization Expenses                           58,000
                                                                    ------
                      Total Assets                                  58,100

LIABILITIES

           Organization Expenses Payable                            58,000
                      Total Liabilities                             58,000

COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)                            -

                      Net Assets                                  $    100
                                                                    ======

Net Asset Value Per Share (10 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest of $0.001 par value), Offering and
Redemption Price                                                    $10.00

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The JPM Advisor Japan Equity Fund (the "Fund") is a series of The JPM Advisor Funds, a Massachusetts business trust (the "Trust") organized on September 16, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 10 shares (the "initial shares") of the Fund to Signature Financial Group, Inc. ("Signature"), the parent company of Signature Broker-Dealer Services, Inc. ("SBDS"), the Trust's administrator and distributor.

The Fund will invest all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a series of The Series Portfolio, a trust organized under the laws of the State of New York. The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $58,000 in organization expenses based on its allocable pro rata share of total organization expenses for the nine funds in the Trust. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption by Signature or any other current holder of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund and the Portfolio which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption, and the amount of such reduction in excess of any unamortized organization expenses of the Fund shall be contributed by the Fund to the Portfolio.

NOTE 2 - SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into a Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide financial and fund accounting services and shareholder servicing for the Fund, as described in the accompanying Trust's registration statement on Form N-lA. The Trust has also entered into separate administration and distribution agreements with SBDS to provide for administrative and distribution services for the Fund, as described in such registration statement. Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The financial responsibilities and other obligations of the Fund under the Schwab Agreements are contingent upon termination of Morgan's Services Agreement with the Trust. The officers of the Trust are employees of SBDS.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
The JPM Advisor Japan Equity Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Advisor Japan Equity Fund (one of nine funds comprising The JPM Advisor Funds, hereafter referred to as the "Fund") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
March 24, 1995

THE SERIES PORTFOLIO - THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 24, 1995

ASSETS

          Cash                                                $ 100,100
          Deferred Organization Expenses                         33,000
                                                                 ------
                      Total Assets                              133,100

LIABILITIES

          Organization Expenses Payable                          33,000
                      Total Liabilities                          33,000

Commitments and Contingencies (See Note 3)                          -

                      Net Assets                              $ 100,100
                                                               ========

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The Japan Equity Portfolio (the "Portfolio") is a series of The Series Portfolio (the "Series Portfolio"), a trust organized under the laws of the State of New York on June 24, 1994, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $100 to The JPM Advisor Japan Equity Fund (the "Fund") and $100,000 to JPM Japan Equity Fund, Ltd. (the "initial beneficial interests").

The Portfolio has incurred $33,000 in organization expenses based on its allocable pro rata share of total organization expenses for the three Portfolios in the Series Portfolio. These costs are being deferred and will be amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio. The Portfolio will receive upon a redemption by Signature (the purchaser of the Fund's initial shares) from the Fund, a pro rata portion of the unamortized organization expenses of the Portfolio. The amount paid by the Portfolio on any withdrawal of an initial beneficial by the Fund, JPM Japan Equity Fund, Ltd. or any other current holder of such initial beneficial interests be reduced by a pro rata portion of any unamortized organization expenses. This reduction will be determined with respect to each withdrawal of an initial beneficial interest by calculating the proportion of the amount of the initial beneficial interest withdrawn to the aggregate initial beneficial interests then outstanding.

NOTE 2 - VALUATION OF INVESTORS' BENEFICIAL INTEREST

At 4:15 p.m. New York time on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, and
(ii) the percentage representing that investor's pro rata share of the aggregate beneficial interests in the Portfolio, on that day.

NOTE 3 - SERVICE AGREEMENTS WITH AFFILIATES

The Series Portfolio has entered into separate investment advisory and financial and fund accounting services agreements with Morgan Guaranty Trust Company of New York ("Morgan") to provide investment advisory and financial and fund accounting services for the Portfolio, as described in the Series Portfolio's accompanying registration statement on Form N-lA. The Series Portfolio has also entered into separate administration and exclusive placement agent agreements with Signature Broker-Dealer Services, Inc.("SBDS"), to provide for administrative and placement services for the Portfolio, and a fund services agreement with Pierpont Group, Inc. ("Pierpont Group"), each as described in such registration statement. The officers of the Series Portfolio, excluding its Chief Executive Officer, are employees of SBDS. The Trustees of the Series Portfolio represent all the existing shareholders of Pierpont Group.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Investors and Trustees of
The Japan Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Japan Equity Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at March 24, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
March 24, 1995

APPENDIX A
DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

CORPORATE AND MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.
- High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

APPENDIX B
INVESTING IN JAPAN AND ASIAN GROWTH MARKETS

JAPAN AND ITS SECURITIES MARKETS

         The Japan Equity Portfolio will be subject to general economic and political conditions in Japan. These include future political and economic developments, the possible imposition of, or changes in, exchange controls or other Japanese governmental laws or restrictions applicable to such investments, diplomatic developments, political or social unrest and natural disasters.

         The information set forth in this section has been extracted from various governmental publications and private news services.
 The Japan Equity Portfolio makes no representation as to the accuracy of the information, nor has the Portfolio attempted to verify it. Furthermore, no representation is made that any correlation exists between Japan or its economy in general and the performance of the Japan Equity Portfolio.

DOMESTIC POLITICS

         Japan has a parliamentary form of government. The legislative power is vested in the Japanese Diet, which consists of a House of Representatives and a House of Councillors. Members of the House of Representatives are elected for terms of four years unless the House of Representatives is dissolved prior to the expiration of their full elected terms. Members of the House of Councillors are elected for terms of six years with one-half of the membership being elected every three years. Various political parties are represented in the Diet, including the conservative Liberal Democratic Party ("LDP"), which until August 1993 had been in power nationally since its formation in 1955. The LDP ceased to have a majority of the House of Representatives in June 1993, when certain members of the House of Representatives left the LDP and formed two new political parties. After an election for the House of Representatives was held on July 18, 1993 and the LDP failed to secure a majority, seven parties formed a coalition to control the House of Representatives and chose Morihiro Hosokawa, the Representative of the Japan New Party, to head their coalition. In April 1994, amid accusations of financial improprieties, Prime Minister Hosokawa announced that he would resign. Tusutomu Hata succeeded Mr. Hosokawa as prime minister and formed a new cabinet as a minority coalition government. In June 1994 Mr. Hata yielded to political pressure from opposition parties and resigned. He was succeeded by Social Democratic Party leader Tomi-ichi Murayama, Japan's first Socialist prime minister since 1948, who was chosen by a new and unstable alliance between left-wing and conservative parties, including the LDP. This political instability may hamper Japan's ability to establish and maintain effective economic and fiscal policies, and recent and future political developments may lead to changes in policy that might adversely affect the Japan Equity Portfolio.

ECONOMIC BACKGROUND

         Over the past 30 years, Japan has experienced significant economic development. During the era of high economic growth in the 1960s and early 1970s, the expansion was based on the development of heavy industries such as steel and shipbuilding. In the 1970s, Japan moved into assembly industries which employ high levels of technology and consume relatively low quantities of resources, and since then has become a major producer of electrical and electronic products and automobiles. Moreover, since the mid-1980s, Japan has become a major creditor nation. With the exception of the periods associated with the oil crises of the 1970s, Japan has generally experienced very low levels of inflation.

         Japan is largely dependent upon foreign economies for raw materials. For instance, almost all of its oil is imported, the majority from the Middle East. Oil prices therefore have a major impact on the domestic economy, as is evidenced by the current account deficits triggered by the two oil crises of the 1970s. Oil prices have declined mainly due to a worldwide easing of demand for crude oil. The stabilized price of oil contributed to Japan's sizeable current account surplus and stability of wholesale and consumer prices during the period 1981 through 1992. While Japan is working to reduce its dependence on foreign materials, its lack of natural resources poses a significant obstacle to this effort.

         International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Japan's trade surplus has increased dramatically in recent years, exceeding $100 billion since 1991. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses resulting therefrom, Japan has entered a tense phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest. The United States and Japan have engaged in "economic framework" negotiations to help increase the United States' share in Japanese markets and reduce Japan's current account surplus, but progress in the negotiations has been hampered by the recent political upheaval in Japan. Any trade sanctions imposed upon Japan by the United States as a result of the current friction or otherwise could adversely affect Japan and the performance of the Japan Equity Portfolio.

         The following table sets forth the composition of Japan's trade balance, as well as other components of its current account, for the years 1980 to 1993.


                                                             CURRENT ACCOUNT

                                                Trade
         -----------------------------------------------------------------------------------
                                 Change from                Change from
                                  PRECEDING                  PRECEDING          TRADE                                        Current
             YEAR       EXPORTS     YEAR          IMPORTS      YEAR            BALANCE       SERVICE        TRANSFERS        BALANCE
                                                    (U.S. DOLLARS IN
                                                        MILLIONS)

             1980     $ 126,736    25.2%         $ 124,611     25.4%         $   2,125      $ (11,343)     $  (1,528)     $ (10,746)

             1981       149,522    18.0            129,555      4.0             19,967         (1,624)         4,770
                                                                                                                            (13,573)
             1982       137,663    (7.9)           119,584     (7.7)            18,079         (9,848)         6,850
                                                                                                                             (1,381)
             1983       145,468     5.7            114,014     (4.7)            31,454         (9,106)        (1,549)        20,799

             1984       168,290    15.7            124,003      8.8             44,257         (7,747)        (1,507)        35,003

             1985       174,015     3.4           118,029      (4.8)            55,986         (5,165)        (1,652)        49,169

             1986       205,591    18.1            112,764     (4.5)            (4,932)        (2,050)        85,845         92,827

             1987       224,605     9.2            128,219     13.7             96,386         (5,702)        87,015         (3,669)

             1988       259,765    15.7            164,753     28.5             95,012        (11,263)        (4,118)        79,631

             1989       269,570     3.8            192,653     16.9             76,917        (15,526)        (4,234)        57,157

             1990       280,374     4.0            216,846     12.6             65,528        (22,292)        (5,475)        35,761

             1991       306,557     9.3            203,513     (6.1)           103,044        (17,660)       (12,483)        72,901

             1992       330,850     7.9            198,502     (2.5)           132,348        (10,112)        (4,685)       117,551

             1993       351,292     6.2            209,778      5.7            141,514         (6,117)       131,448         (3,949)



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         The following table sets forth the composition of Japan's imports on a customs clearance basis, both in terms of import item and in terms of regional source, for the years 1980 to 1993.

                                             IMPORTS ON A CUSTOMS CLEARANCE BASIS

                               Crude
                              Materials                       Machinery and               From           From
YEAR             TOTAL        AND FUELS         FOODSTUFF       EQUIPMENT                 U.S.           EUROPE       FROM ASIA
----             -----        ---------         ---------       ---------                 ----           ------       ---------

                                              (U.S. DOLLARS IN MILLIONS)

1980           $140,528       $93,752           $14,666           $ 9,843                $24,408         $7,842         $31,751

1981            143,290        92,597            15,913            10,240                 25,927          8,552          31,930

1982            131,931        84,529            14,575             9,112                 24,179          7,560          29,985

1983            126,393        77,136            14,896            10,409                 24,647          8,120          27,988

1984            136,503        79,862            16,027            12,066                 26,862          9,334          31,883

1985            129,539        73,834            15,547            12,372                 25,793          8,893          30,264

1986            126,408        54,423            19,186            14,699                 29,054         13,989          29,849

1987            149,515        61,122            22,395            19,123                 31,490         17,670          38,627

1988            187,354        66,330            29,120            26,661                 42,037         24,071          47,802

1989            210,847        73,649            31,012            32,376                 48,246         28,146          61,476

1990            234,799        85,102            31,572            40,863                 52,369         35,028          66,646

1991            236,737        81,807            34,473            42,851                 53,317         31,792          73,016

1992            233,021        78,734            37,289            42,853                 52,230         31,280          74,448

1993            240,670        76,072            39,365            46,612                 55,197         30,142          81,060


Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         ECONOMIC TRENDS. The following table sets forth Japan's gross domestic product for the years 1987 to 1993.

                                           GROSS DOMESTIC PRODUCT (GDP)


                              1993          1992           1991           1990           1989           1988            1987
                              ----          ----           ----           ----           ----           ----            ----

                                                                     (YEN IN BILLIONS)

Consumption
Expenditures

  Private                 (Y)270,505.4  (Y)264,779.9   (Y)255,084.2   (Y)243,628.1   (Y)228,483.2   (Y)215,122.0     (Y)204,585.3
  Government                  44,970.3      43,254.0       41,232.0       38,806.6       36,274.8       34,184.3         32,974.5
Capital Formation
(incl.inventories)

  Private                    102,047.7     109,579.2      116,638.0      110,871.9      100,130.8       89,043.7         76,176.5

  Government                  40,328.3      35,013.4       30,062.3       28,182.6       25,724.5       24,660.89        23,673.8
  Exports of Goods
  and Services                44,234.5      47,409.4       46,809.7       45,919.9       42,351.8       37,483.2         36,209.6
  Imports of Goods
  and Services                33,317.2      36,183.8       38,529.3       42,871.8       36,768.1       29,065.1         25,194.9
  GDP
  (Expenditures)             468,769.0     463,850.0      451,296.9       24,537.2      396,197.0      371,429.0        348,425.0
Change in GDP from Preceding Year
  Nominal
terms                              1.1%          2.8%           6.3%           7.2%           6.7%           6.6%             4.1%
  Real Terms                       0.1%          1.1%           4.3%           4.8%           4.7%           6.2%             4.1%




Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         The following tables set forth certain economic indicators in Japan for the years indicated.

                                           ORDERS RECEIVED FOR MACHINERY
                                                  (280 COMPANIES)


                                      1993            1992            1991            1990            1989             1988
                                      ----            ----            ----            ----            ----             ----
                                                                        (YEN IN BILLIONS)

Manufacturing.................       (Y)4,657.7      (Y)5,526.1      (Y)6,785.9      (Y)7,289.3      (Y)6,663.1       (Y)5,621.3

Nonmanufacturing..............          8,858.8         9,233.9        10,160.4         9,139.4         8,425.9          7,066.5
                                       --------         -------        --------         -------         -------          -------

Total Demand by Private
  Sector......................      (Y)13,516.5     (Y)14,759.9     (Y)16,946.3     (Y)16,429.3     (Y)15,088.9      (Y)12,687.8

Government Demand.............         11,226.7        11,010.7        11,291.3        11,601.2        10,316.4          9,131.4
                                       --------        --------        --------        --------        --------         --------

Total.........................      (Y)24,743.2     (Y)25,770.6     (Y)28,237.6     (Y)28,030.5     (Y)25,405.3      (Y)21,819.2
                                    -----------     -----------     -----------     -----------     -----------      -----------





Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                         NEW DWELLING CONSTRUCTION STARTED


       YEAR                   NUMBER                     FLOOR AREA
                      (UNITS IN THOUSANDS)      (SQUARE METERS IN THOUSANDS)

       1980                   1,269                       119,102
       1981                   1,152                       107,853
       1982                   1,146                       107,638

       1983                   1,137                        99,442
       1984                   1,187                       100,226
       1985                   1,236                       103,129
       1986                   1,365                       111,003

       1987                   1,674                       132,527
       1988                   1,685                       134,530
       1989                   1,663                       135,029
       1990                   1,707                       137,490

       1991                   1,370                       117,219
       1992                   1,403                       120,318
       1993                   1,486                       131,683



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

                                                   UNEMPLOYMENT
                                                                                                Labor Productivity Index
            YEAR                     NUMBER UNEMPLOYED             PERCENT UNEMPLOYED               (MANUFACTURING)
                                       (IN MILLIONS)                                                (BASE YEAR 1990)

            1983                               1.56                          2.6%                            66.7
            1984                               1.61                          2.7                             72.4
            1985                               1.56                          2.6                             75.6
            1986                               1.67                          2.8                             77.0
            1987                               1.73                          2.8                             81.4
            1988                               1.55                          2.5                             90.8
            1989                               1.42                          2.3                             96.2
            1990                               1.34                          2.1                            100.0
            1991                               1.36                          2.1                            102.5
            1992                               1.42                          2.2                             97.0
            1993                               1.66                          2.5                             95.4



Source: Financial Statistics of Japan 1993 (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                               WHOLESALE PRICE INDEX


                                   Change
                        All         from             Manu-      Farm and
                      Commodi-     Preced-          factured     Marine     Mineral                 Domestic
              YEAR      TIES       ING YEAR         PRODUCTS    PRODUCTS    PRODUCTS    UTILITIES   PRODUCTS    EXPORTS     IMPORTS
              ----     ------      --------         --------    --------    --------    ---------   --------    -------     -------

                                                               (BASE YEAR: 1990)

              1980      110.9         17.7%          108.2       116.0       170.4       109.7       104.8       121.5       159.8


              1981      112.5          1.4           109.0       114.1       185.5       121.1       106.2       122.9       162.4

              1982      114.5          1.8           110.2       114.4       204.1       122.7       106.7       127.7       175.2

              1983      111.9         (2.3)          108.6       113.6       180.9       106.0       120.0       161.3
                                                                                                                             122.9
              1984      111.6         (2.7)          108.5       114.1       172.7       124.0       106.1       120.8       156.0

              1985      110.4         (1.1)          107.4       109.4       173.6       124.4       105.3       119.1       152.2

              1986      100.3         99.7            99.5        97.9       118.5       100.3       101.1        97.7        (9.1)

              1987       96.5         (3.8)           96.4        94.9       110.8        97.2        96.0        89.7        88.2

              1988       95.6         (0.9)           95.8        95.4        79.2       104.4        96.7        93.8        85.6

              1989       98.0          2.5            98.2        98.3        87.1       100.8        98.5        97.9        92.0

              1990      100.0          2.0           100.0       100.0       100.0       100.0       100.0       100.0       100.0

              1991       99.4         (0.6)           99.8        97.5        93.6       100.1        94.6        91.8       101.0

              1992       97.8         (1.6)           98.3        96.2        88.2       100.1       100.1        91.2        86.3

              1993       (2.9)        95.5            95.1        76.8       100.2        98.6        83.9        77.3        95.0



Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.


                                                 CONSUMER PRICE INDEX

                                                                          General
                                                 Change from             Including
        YEAR                 GENERAL           PRECEDING YEAR           FRESH FOOD

                                   (Base Year: 1990)

        1980                    81.7                     7.7%                 81.8

        1981                    85.6                     4.9                  85.7

        1982                    88.0                     2.8                  88.3

        1983                    89.6                     1.9                  89.9

        1984                    91.7                     2.3                  91.9

        1985                    93.5                     2.0                  93.7

        1986                    94.1                     0.6                  94.5

        1987                    94.2                     0.1                  94.8

        1988                    94.9                     0.7                  95.1

        1989                    97.0                     2.3                  97.4

        1990                   100.0                     3.1                 100.0

        1991                   103.3                     3.3                 102.9

        1992                   105.0                     1.6                 105.2

        1993                   106.4                     1.3                 106.6




Source: Financial Statistics of Japan (1993 ed. and June 1994 supp.), Institute of Fiscal and Monetary Policy, Ministry of Finance of Japan.

         CURRENCY FLUCTUATION. The Japan Equity Portfolio's investments in Japanese securities will be denominated in yen and most income received by the Portfolio from such investments will be in yen. However, the Portfolio's net asset value will be reported, and distributions will be made, in U.S. dollars. Therefore, a decline in the value of the yen relative to the U.S. dollar could have an adverse effect on the value of the Portfolio's Japanese investments.

         The following table sets forth the average exchange rates of Japanese yen for U.S. dollars for the years 1980 to 1993:


                                               CURRENCY EXCHANGE RATES



                                            YEAR                   YEN PER U.S. DOLLAR

                                            1980                           (Y)226.63

                                            1981                              220.63

                                            1982                              249.06

                                            1983                              237.55

                                            1984                              237.45

                                            1985                              238.47

                                            1986                              168.35

                                            1987                              144.60

                                            1988                              128.17

                                            1989                              138.07

                                            1990                              145.00

                                            1991                              134.59

                                            1992                              126.79

                                            1993                              111.08





Source:  Board of Governors of the Federal Reserve System, Federal Reserve
         Bulletin

         On March 25, 1995, the noon buying rate in London for cable transfers payable in Japanese yen was 89.00 yen per U.S. dollar. The recent relative strength of the yen to the U.S. dollar may adversely affect the economy of Japan, and, in particular, the export sector thereof.

         GEOLOGICAL FACTORS. The islands of Japan lie in the western Pacific Ocean, off the eastern coast of the continent of Asia. Japan has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

SECURITIES MARKETS

         There are eight stock exchanges in Japan. Of these, the Tokyo Stock Exchange is by far the largest, followed by the Osaka Stock Exchange and the Nagoya Stock Exchange. These exchanges divide the market for domestic stocks into two sections, with newly listed companies and smaller companies assigned to the Second Section and largest companies assigned to the First Section.

         The following table sets forth the number of Japanese companies listed on each of the eight Japanese stock exchanges as of the end of 1993.

                              NUMBER OF DOMESTIC COMPANIES LISTED ON ALL STOCK EXCHANGES


         TOKYO                  OSAKA                NAGOYA

1st          2nd        1st        2nd        1st        2nd
SEC.         SEC.       SEC.       SEC.       SEC.       SEC.         KYOTO       HIROSHIMA       FUKUOKA       NIGATA       SAPPORO
---          ---        ---        ---        ---        ---          -----       ---------       -------       ------       -------

1,234        433        857        321        432        127           237           198            252          197           191



Source:  Tokyo Stock Exchange, Fact Book 1994


         The following table sets forth the trading volume and value of Japanese stocks on each of the eight Japanese stock exchanges for the years 1989 to 1993.


                                 STOCK TRADING VOLUME & VALUE ON ALL STOCK EXCHANGES
                                       (shares in millions; yen in billions)



                       ALL EXCHANGES                       TOKYO                         OSAKA
                                                                                                                    NAGOYA

YEAR                VOLUME         VALUE         VOLUME          VALUE          VOLUME         VALUE             VOLUME        VALUE
----               --------      ---------     ----------      ---------      ----------       -------        ---------      -------

1989 ........       256,296     (Y)386,395        222,599     (Y)332,617          25,096      (Y)41,679           7,263    (Y)10,395

1990 ........       145,837        231,837        123,099        186,667          17,187         35,813           4,323        7,301

1991 ........       107,844        134,160         93,606        110,897          10,998         18,723           2,479        3,586

1992 ........        82,563         80,456         66,408         60,110          12,069         15,575           3,300        3,876

1993 ........       101,172        106,123         86,934         86,889          10,439         14,635           2,779        3,459






                                KYOTO                HIROSHIMA               FUKUOKA              NIIGATA               SAPPORO

                           VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE     VOLUME      VALUE

1989 .................        331     (Y)443        190     (Y)235        268     (Y)330        398     (Y)475        151     (Y)221

1990 .................        416        770        169        261        203        245        334        195        286        405

1991 .................        220        300        125        149        122        174        181        208        113        123

1992 .................        225        110        136        139        129        163        178        149        129        322

1993 .................        222        340        185        178        229        225        206        226        173        170



Source:  Tokyo Stock Exchange, Fact Book 1994

         The following table sets forth the stock trading volume of Japanese stocks on the Tokyo Stock Exchange for the years 1971 to 1993.


                                                 TOKYO STOCK EXCHANGE
                                                 STOCK TRADING VOLUME



                             No. of
                            Trading                               Daily                                                    Turnover
YEAR                         DAYS             TOTAL              AVERAGE             HIGH                 LOW               RATIO
----                        ------            -----              -------             ----                 ---               -----

                                                       (shares in millions)


1971.............              299            60,819                203                559                 60               51.4%

1972.............              297           100,358                338              1,077                 92               79.0

1973.............              287            59,248                206              1,066                 48               43.0

1974.............              285            51,001                179                572                 48               34.4

1975.............              284            51,906                183                401                 62               32.6

1976.............              286            69,941                245                646                 91               40.9

1977.............              286            71,195                249                921                102               39.4

1978.............              285            98,555                345                865                149               52.1

1979.............              286            98,246                344                914                138               50.2

1980.............              285           102,245                359                940                141               50.2

1981.............              285           107,549                377              1,390                114               50.0

1982.............              285            78,474                275                823                108               34.6

1983.............              286           104,309                365                997                122               44.3

1984.............              287           103,737                361                965                124               42.5

1985.............              285           121,863                428              1,367                163               48.0

1986.............              279           197,699                709              2,336                141               75.1

1987.............              274           263,611                962              2,839                211               96.1

1988.............              273           282,637              1,035              2,868                187               98.1

1989.............              249           222,599                894              2,212                276               73.1

1990.............              246           123,099                500              1,101                196               38.4

1991.............              246            93,606                381              1,462                138               28.4

1992.............              247            66,408                269                841                116               19.9

1993.............              246            86,935                353              1,553                 82               25.9



Source:  Tokyo Stock Exchange, Fact Book 1994

         The following table sets forth the stock trading value of Japanese stocks on the Tokyo Stock Exchange for the years 1971 to 1993.

                                                 TOKYO STOCK EXCHANGE
                                                 STOCK TRADING VALUE


                                                                                                                        Turnover
YEAR                                            TOTAL              DAILY AVERAGE          HIGH             LOW            RATIO


                                                                 (yen in millions)

1971...................................       (Y)13,980,301           (Y)46,757       (Y)131,339       (Y)10,734          71.8%

1972...................................          21,435,235              72,173          202,347          18,951           60.6

1973...................................          14,904,472              51,932          253,353          11,834           34.4

1974...................................          12,390,319              43,475          137,534          11,455           33.2

1975...................................          15,566,058              54,810          154,217          14,261           39.3

1976...................................          23,662,168              82,735          216,984          28,945           49.2

1977...................................          21,500,060              75,175          193,945          30,497           41.1

1978...................................          32,534,301             144,155          265,158          45,010           55.2

1979...................................          34,911,285             122,067          305,407          44,292           51.5

1980...................................          36,489,558             128,034          247,596          53,714           49.9

1981...................................          49,364,571             173,209          472,362          50,288           53.4

1982...................................          36,571,457             128,320          579,505          48,401           38.5

1983...................................          54,844,791             191,765          496,110          67,825           48.8

1984...................................          67,974,003             236,843          575,562          83,682           47.1

1985...................................          78,711,048             276,179          727,316         110,512           44.7

1986...................................         159,836,218             572,890        1,682,060         115,244           67.2

1987...................................         250,736,971             915,098        2,382,114         221,230           80.6

1988...................................         285,521,260           1,045,865        2,768,810         192,704           70.2

1989...................................         332,616,597           1,335,810        2,796,946         392,347           61.1

1990...................................         186,666,820             758,808        1,464,920         218,205           57.7

1991...................................         110,897,491             450,803        1,531,064         151,565           19.3

1992...................................          60,110,391             243,362          686,737          97,616           18.0

1993...................................          86,889,072             353,208        1,422,760          61,747           18.3



Source:  Tokyo Stock Exchange, Fact Book 1994

         SECURITIES INDEX. The TOPIX is a composite index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The TOPIX reflects the change in the aggregate market value of the common stocks as compared to the aggregate market value of those stocks as of the close of January 4, 1968.

         The following table sets forth the high, low and year-end TOPIX for each year from 1971 to 1993.



                             TOPIX (TOKYO STOCK PRICE INDEX)



                                (Jan. 4, 1968 = 100)

      YEAR                 YEAR-END                  HIGH                 LOW

      1971                 199.45                   209.00               148.05
      1972                 401.70                   401.70               199.93
      1973                 306.44                   422.48               284.69
      1974                 278.34                   342.47               251.96
      1975                 323.43                   333.11               268.24

      1976                 383.88                   383.88               326.28
      1977                 364.08                   390.93               350.49
      1978                 449.55                   452.60               364.04
      1979                 459.61                   465.24               435.13
      1980                 494.10                   497.96               449.01

      1981                 570.31                   603.92               495.79
      1982                 593.72                   593.72               511.52
      1983                 731.82                   731.82               574.51
      1984                 913.37                   913.37               735.45
      1985               1,049.40                 1,058.35               916.93

      1986               1,556.37                 1,583.35             1,025.85
      1987               1,725.83                 2,258.56             1,557.46
      1988               2,357.03                 2,357.03             1,690.44
      1989               2,881.37                 2,884.80             2,364.33
      1990               1,733.83                 2,867.70             1,523.43

      1991               1,714.68                 2,028.85             1,638.06
      1992               1,307.66                 1,763.43             1,102.50
      1993               1,439.31                 1,698.67             1,250.06



Source:  Tokyo Stock Exchange, Fact Book 1994

         As this index reflects, share prices of companies traded on Japanese stock exchanges reached historical peaks (which were later referred to as the "bubble") in 1989 and 1990. Afterwards stock prices decreased significantly, reaching their lowest levels in the second half of 1992. There can be no assurance that additional market corrections will not occur.

ASIAN GROWTH MARKETS

         The Asia Growth Portfolio will be subject to certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies. In particular, securities markets in Asian growth markets have been subject to substantial price volatility, often without warning. This potential for sudden market declines should be weighed and balanced against the potential for rapid growth in Asian growth markets. Further, certain securities that the Portfolio may purchase, and investment techniques in which the Portfolio may engage, involve risks, including those set forth below.

INVESTMENT AND REPATRIATION RESTRICTIONS

         Foreign investment in the securities markets of several Asian growth markets is restricted or controlled to varying degrees. These restrictions may limit investment in certain of the Asian growth markets and may increase expenses of the Portfolio. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from several of the Asian growth markets is subject to restrictions such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Portfolio. For example, Taiwan imposes a waiting period on the repatriation of investment capital for certain foreign investors. Although these restrictions may in the future make it undesirable to invest in the countries to which they apply, the Advisor does not believe that any current repatriation restrictions would preclude the Portfolio from effectively managing its assets.

         If, because of restrictions on repatriation or conversion, the Portfolio were unable to distribute substantially all of its net investment income and long-term capital gains within applicable time periods, the Portfolio could be subject to U.S. Federal income and excise taxes which would not otherwise be incurred and may cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code, in which case it would become subject to U.S. federal income tax on all of its income and gains.

         Generally, there are restrictions on foreign investment in certain Asian growth markets, although these restrictions vary in form and content. In India, Indonesia, Korea, Malaysia, the Philippines, Singapore and Thailand, the Portfolio may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. The Advisor intends to apply for approval from Indian governmental authorities to invest in India on behalf of the Portfolio as a foreign institutional investor (an "FII"). The Advisor expects to receive the necessary approvals from these authorities within three months from the date of this Prospectus. Under the guidelines that apply currently for FIIs, no FII (or members of an affiliated group investing through one or more FIIs) may hold more than 5% of the total issued capital of any Indian company. In addition, all non-resident portfolio investments, including those of all FIIs and their clients, may not exceed 24% of the issued share capital of any Indian company; however, the 24% limit does not apply to investments by FIIs through authorized offshore funds and offshore equity issues. Further, at least 70% of the total investments made by an FII pursuant to its FII authorization must be in equity and equity related instruments such as convertible debentures and tradeable warrants. Under a recently adopted policy, FIIs may purchase new issues of equity securities directly from an Indian company, subject to certain conditions. The procedures for such direct subscription by FIIs of such equity securities are unclear and it is likely that a further limit, in addition to the 24% limit referred to above, may be imposed. The guidelines that apply for FIIs are relatively recent and thus experience as to their application has been limited. At present, FII authorizations are granted for five years and may be renewed with the approval of India governmental authorities. Korea generally prohibits foreign investment in Won-denominated debt securities and Sri Lanka prohibits foreign investment in government debt securities. In the Philippines, the Portfolio may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, which shares are made available to foreigners, and the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in the People's Republic of China (the "PRC"), the Portfolio may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in the PRC. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

         In Hong Kong, Korea, the Philippines, Taiwan and Thailand, there are restrictions on the percentage of permitted foreign investment in shares of certain companies, mainly those in highly regulated industries, although in Taiwan there are limitations on foreign ownership of shares of any listed company. In addition, Korea also prohibits foreign investment in specified telecommunications companies and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services.

         From time to time, pooled investment funds may be the most effective available means by which the Portfolio may invest in equity securities of certain Asian growth markets. For example, prior to January 3, 1992, foreign investment in Korea was generally limited to a few investment funds that had been granted a license from the government of Korea, although since that date direct foreign investment in individual stocks in Korea has been officially permitted within specific limits. Investment in such investment funds may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. The Portfolio does not intend to invest in such investment funds unless, in the judgment of the Advisor, the potential benefits of such investment outweigh the payment of any applicable premium, sales load and expenses.

MARKET CHARACTERISTICS

         DIFFERENCES BETWEEN THE U.S. AND ASIAN SECURITIES MARKETS. The securities markets of Asian growth markets have substantially less volume than the New York Stock Exchange, and equity and debt securities of most companies in Asian growth markets are less liquid and more volatile than equity and debt securities of U.S. companies of comparable size. Some of the stock exchanges in Asian growth markets, such as those in the PRC, are in the earliest stages of their development. Many companies traded on securities markets in Asian growth markets are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any Asian growth market experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Securities markets in Asian growth markets may also be subject to substantial governmental control, which may cause sudden or prolonged disruptions in market prices unrelated to supply and demand considerations. This may also be true of currency markets.

         Brokerage commissions and other transaction costs on securities exchanges in Asian growth markets are generally higher than in the United States. In addition, security settlements may in some instance be subject to delays and related administrative uncertainties, including risk of loss associated with the credit of local brokers.

         GOVERNMENT SUPERVISION OF ASIAN SECURITIES MARKETS; LEGAL SYSTEMS. There is less government supervision and regulation of foreign securities exchanges, listed companies and brokers in Asian growth markets than exists in the United States. Less information, therefore, may be available to the Fund than in respect of investments in the United States. Further, in certain Asian growth markets, less information may be available to the Fund than to local market participants. Brokers in Asian growth markets may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political, or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the Asian growth markets develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Currently a mixture of legal and structural restrictions affect the securities markets of certain Asian growth markets. India in particular is experiencing difficulty in processing and settling securities transactions to such a degree that investments are currently impeded.

         Korea, in an attempt to avoid market manipulation, requires institutional investors to deposit in their broker's account a percentage of the amount to be invested (currently 20%) prior to execution of a purchase order. That deposit requirement will expose the Fund to the broker's credit risk. These examples demonstrate that legal and structural developments can be expected to affect the Portfolio, potentially affecting liquidity of positions held by the Portfolio, in unexpected and significant ways from time to time.

         FINANCIAL INFORMATION AND STANDARDS. Issuers in Asian growth markets generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an Asian growth market issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Moreover, substantially less information may be publicly available about issuers in Asian growth markets than is available about U.S. issuers.

SOCIAL, POLITICAL AND ECONOMIC FACTORS

         Asian growth markets may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demand for improved political, economic and social conditions; (iii) internal insurgencies,
(iv) war or hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Portfolio.

         Few Asian growth markets have western-style or fully democratic governments. Some governments in the region are authoritarian and influenced by security forces. During the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. Disparities of wealth, among other factors, have also led to social unrest in some Asian growth markets, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan and Sri Lanka, have created social, economic and political problems.

         Several Asian growth markets have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including the PRC and Pakistan. Tension between the Tamil and Sinhalese communities in Sri Lanka has resulted in periodic outbreaks of violence. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, the PRC continues to claim sovereignty over Taiwan. The PRC is acknowledged to possess nuclear weapons capability; North Korea is alleged to possess or be in the process of developing such a capability.

         The economies of most Asian growth markets are heavily dependent upon international trade and are accordingly affected by protective barriers and the economic conditions of their trading partners, principally, the United States, Japan, the PRC and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian growth markets. In addition, the economies of some Asian growth markets, Indonesia and Malaysia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

         Governments in certain Asian growth markets participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

         With respect to investments in the PRC, it should be noted that the PRC has only recently permitted private economic activities and the PRC government has exercised and continues to exercise substantial control over virtually every sector of the PRC economy through regulation and state ownership. The PRC is a socialist state which since 1949 has been, and is expected to continue to be, controlled by the Communist party of the PRC. Continued economic growth and development in the PRC, as well as opportunities for foreign investment, and prospects of private sector enterprises, in the PRC, will depend in many respects on the implementation of the PRC's current program of economic reform, which cannot be assured.

         In Hong Kong, British proposals to extend limited democracy have caused a political rift with the PRC, which is scheduled to assume sovereignty over the colony in 1997. Although the PRC has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of the PRC. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in the PRC. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

         With respect to investments in Taiwan, it should be noted that Taiwan lacks formal diplomatic relations with many nations, although it conducts trade and financial relations with most major economic powers. Both the government of the PRC and the government of the Republic of China in Taiwan claim sovereignty over all of China. Although relations between Taiwan and the PRC are currently peaceful, renewed frictions or hostility could interrupt operations of Taiwanese companies in which the Portfolio invests and create uncertainty that could adversely affect the value and marketability of its Taiwan investments.

         With regard to India, agriculture occupies a more prominent position in the Indian economy than in the United States, and the Indian economy therefore is more susceptible to adverse changes in weather. The government of India has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly government actions in the future could have a significant effect on the Indian economy which could affect private sector companies, market conditions and prices and yields of securities held by the Portfolio. Religious and ethnic unrest persists in India. The long standing grievances between the Hindu and Muslim populations resulted in communal violence during 1993 in the aftermath of the destruction of a mosque in Ayodhya by radical elements of the Hindu population. The Indian government is also confronted by separatist movements in several states and the long standing border dispute with Pakistan over the State of Jammu and Kashmir, a majority of whose population is Muslim, remains unsolved. In addition, Indian stock exchanges have in the past been subject to repeated closure including for ten days in December 1993 due to a broker's strike, and there can be no assurance that this will not recur.

THINLY TRADED MARKETS

         Compared to securities traded in the United States, generally all securities of Asian growth market issuers may be considered to be thinly traded. Even relatively widely held securities in such countries may not be able to absorb trades of a size customarily transacted by institutional investors, without price disruptions. Accordingly, the Portfolio's ability to reposition itself will be more constrained than would be the case for a typical equity mutual fund.

SETTLEMENT PROCEDURES AND DELAYS

         Settlement procedures in Asian growth markets are less developed and reliable than those in the United States and in other developed markets, and the Portfolio may experience settlement delays or other material difficulties. This problem is particularly severe in India where settlement is through physical delivery and, where currently, a severe shortage of vault capacity exists among custodial banks, although efforts are being undertaken to alleviate the shortage. In addition, significant delays are common in registering transfers of securities, and the Portfolio may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlement. The recent and anticipated inflow of funds into the Indian securities market has placed added strains on the settlement system and transfer process. In addition, the Portfolio may be subject to significant limitations in the future on the volume of trading during any particular period, imposed by its sub-custodian in India or otherwise as a result of such physical or other operational constraints.

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:


         The following financial statements are included in Part A:

Not applicable.

         The following financial statements are incorporated by reference into Part B:

The JPM Advisor U.S. Fixed Income Fund
Statement of Assets and Liabilities at October 31, 1995
Notes to Financial Statement, October 31, 1995

The U.S. Fixed Income Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, October 31, 1995

The JPM Advisor International Fixed Income Fund
Statement of Assets and Liabilities at September 30, 1995
Notes to Financial Statement, September 30, 1995

The Non-U.S. Fixed Income Portfolio
Schedule of Investments at September 30, 1995
Statement of Assets and Liabilities at September 30, 1995
Statement of Operations for the fiscal year ended September 30, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, September 30, 1995

The JPM Advisor U.S. Equity Fund
Statement of Assets and Liabilities at May 31, 1995
Notes to Financial Statement, May 31, 1995

The Selected U.S. Equity Portfolio
Schedule of Investments at May 31, 1995
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations For the fiscal year ended  May 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, May 31, 1995

The JPM Advisor U.S. Small Cap Equity Fund
Statement of Assets and Liabilities at May 31, 1995
Notes to Financial Statement, May 31, 1995

The U.S. Small Company Portfolio
Schedule of Investments at May 31, 1995
Statement of Assets and Liabilities at May 31, 1995
Statement of Operations for the fiscal year ended May 31, 1995
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, May 31, 1995

The JPM Advisor International Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Notes to Financial Statement, October 31, 1995

The Non-U.S. Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, October 31, 1995

The JPM Advisor Emerging Markets Equity Fund
Statement of Assets and Liabilities at October 31, 1995
Notes to Financial Statement, October 31, 1995

The Emerging Markets Equity Portfolio
Schedule of Investments at October 31, 1995
Statement of Assets and Liabilities at October 31, 1995
Statement of Operations for the fiscal year ended October 31, 1995 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements, October 31, 1995



The JPM Advisor Asia Growth Fund
Statement of Assets and Liabilities at March 24, 1995
Notes to Financial Statement, March 24, 1995

The Asia Growth Portfolio
Statement of Assets and Liabilities at March 24, 1995
Notes to Financial Statement, March 24, 1995

The JPM Advisor European Equity Fund
Statement of Assets and Liabilities at March 24, 1995
Notes to Financial Statement, March 24, 1995

The European Equity Portfolio
Statement of Assets and Liabilities at March 24, 1995
Notes to Financial Statement, March 24, 1995

The JPM Advisor Japan Equity Fund
Statement of Assets and Liabilities at March 24, 1995
Notes to Financial Statement, March 24, 1995

The Japan Equity Portfolio
Statement of Assets and Liabilities at March 24, 1995
Notes to Financial Statement, March 24, 1995

(b) Exhibits

1        Declaration of Trust, as amended.4

1(a)     Amendment No. 2 to the Declaration of Trust.4

2        By-Laws, as amended.4

3        Not Applicable.

4        Not Applicable.

5        Not Applicable.

6 Distribution Agreement between Registrant and Signature Broker-Dealer Services, Inc. ("SBDS").1

7        Not Applicable.

8 Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").2

9(a)     Administration Agreement between Registrant and SBDS.2

9(b) Services Agreement between Registrant and Morgan Guaranty Trust Company of New York.2

9(c)     Transfer Agency and Service Agreement between Registrant and State
         Street.2

10       Opinion and consent of Sullivan & Cromwell.3



11       Consents of Independent Accountants.5



12       Not Applicable.

13       Purchase Agreements.3

14       Not Applicable.

15       Not Applicable.

16       Schedule for computation of performance quotations.3



17       Not Applicable.


18 Powers of Attorney for Registrant's Trustees and Officers and Portfolios' Trustees and Officers.3

1 Incorporated herein by reference from the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed initially with the Securities and Exchange Commission (the "SEC") on October 3, 1994.

2 Incorporated herein by reference from pre-effective amendment no. 1 to the Registration Statement as filed with the SEC on March 1, 1995.

3 Incorporated herein by reference from pre-effective amendment no. 2 to the Registration Statement as filed with the SEC on March 28, 1995.



4 Incorporated herein by reference from post-effective amendment no. 1 to the Registration Statement as filed with the SEC on September 29, 1995.

5 Filed herewith.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

Title of Class:  Shares of Beneficial Interest (par value $0.001)



As of November 5, 1995:



The JPM Advisor U.S. Fixed Income:  1
The JPM Advisor International Fixed Income Fund:  1
The JPM Advisor U.S. Equity Fund:  1
The JPM Advisor U.S. Small Cap Equity Fund:  1
The JPM Advisor International Equity Fund:  1
The JPM Advisor Emerging Markets Equity Fund:  1
The JPM Advisor Asia Growth Fund:  1
The JPM Advisor European Equity Fund:  1
The JPM Advisor Japan Equity Fund:  1

ITEM 27.  INDEMNIFICATION.

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Article 4 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Not applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

         (a) SBDS is the Distributor (the "Distributor") for the shares of the Registrant. SBDS also serves as the principal underwriter or placement agent for numerous other registered investment companies.

         (b) The following are the directors and officers of the Distributor. The principal business address of these individuals is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116 unless otherwise noted.

PHILIP W. COOLIDGE: President, Chief Executive Officer and Director of SBDS. President of Registrant.

BARBARA M. O'DETTE:  Assistant Treasurer of SBDS.

LINWOOD C. DOWNS:  Treasurer of SBDS.



JOHN R. ELDER: Assistant Treasurer of SBDS. Treasurer of Registrant.

THOMAS M. LENZ: Assistant Secretary of SBDS. Secretary of Registrant.



MOLLY S. MUGLER: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

LINDA T. GIBSON: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

BETH A. REMY:  Assistant Treasurer of SBDS.

ANDRES E. SALDANA: Assistant Secretary of SBDS. Assistant Secretary of the Registrant.

SUSAN JAKUBOSKI:  Assistant Treasurer of SBDS.

JULIE J. WYETZNER:  Product Management Officer of SBDS.

KATE B.M. BOLSOVER: Director of SBDS; Signature Financial Group (Europe), Ltd., 49 St. James's Street, London SW1A 1JT.

ROBERT G. DAVIDOFF: Director of SBDS; CMNY Capital, L.P., 135 East 57th Street New York, NY 10022.

LEEDS HACKETT: Director of SBDS; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020

LAURENCE B. LEVINE: Director of SBDS; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480

DONALD S. CHADWICK: Director of SBDS; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

         (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

Morgan Guaranty Trust Company of New York: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as shareholder servicing agent, and services agent).

State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Signature Broker-Dealer Services, Inc.: 6 St. James Avenue, Boston, Massachusetts 02116 (records relating to its functions as distributor and administrator).

Investors Bank and Trust Company: 1 First Canadian Place, Suite 5820, P.O. Box 231, Toronto, Ontario M5X1C8 (accounting records).

ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 32.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the effective date of this registration statement. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

(c) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 29th day of January, 1996.



THE JPM ADVISOR FUNDS



By /S/PHILIP W. COOLIDGE
   Philip W. Coolidge
   President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 29, 1996.



/S/PHILIP W. COOLIDGE
Philip W. Coolidge
President



/S/JOHN R. ELDER
John R. Elder
Treasurer and Principal Financial and Accounting Officer


John C. Cox
Trustee

/S/JOHN R. RETTBERG*
John R. Rettberg
Trustee

/S/JOHN F. RUFFLE*
John F. Ruffle
Trustee

/S/KENNETH WHIPPLE*
Kenneth Whipple
Trustee



*By /S/THOMAS M. LENZ
    Thomas M. Lenz
    as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES



         Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Advisor Funds (the "Trust") (File No. 33-84798) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, Cayman Islands, B.W.I., on the 29th day of January, 1996.



THE U.S. FIXED INCOME PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NON-U.S. FIXED INCOME PORTFOLIO, THE SERIES PORTFOLIO


By /S/SUSAN JAKUBOSKI
   Susan Jakuboski
   Assistant Secretary and Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on January 29, 1996.



/S/PHILIP W. COOLIDGE*
Philip W. Coolidge
President of the Portfolios



John R. Elder
Treasurer and Principal Financial and Accounting Officer of the Portfolio



/S/MATTHEW HEALEY*
Matthew Healey
Chairman and Chief Executive
Officer of the Portfolios

/S/F.S. ADDY*
F.S. Addy
Trustee of the Portfolios

/S/WILLIAM G. BURNS*
William G. Burns
Trustee of the Portfolios

/S/ARTHUR C. ESCHENLAUER*
Arthur C. Eschenlauer
Trustee of the Portfolios

/S/MICHAEL P. MALLARDI*
Michael P. Mallardi
Trustee of the Portfolios



*By /S/SUSAN JAKUBOSKI
    Susan Jakuboski
    as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES


         Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Advisor Funds (the "Trust") (File No. 33-84798) to be signed on its behalf by the undersigned, thereto duly authorized, in London, England, on the 28th day of November, 1995.


THE U.S. FIXED INCOME PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NON-U.S. FIXED INCOME PORTFOLIO, THE SERIES PORTFOLIO


By
   Susan Jakuboski
   Assistant Secretary and Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on November 28, 1995.


Philip W. Coolidge
President of the Portfolios



/s/JOHN R. ELDER
John R. Elder
Treasurer and Principal Financial and Accounting Officer of the Portfolio


Matthew Healey
Chairman and Chief Executive
Officer of the Portfolios


F.S. Addy
Trustee of the Portfolios


William G. Burns
Trustee of the Portfolios


Arthur C. Eschenlauer
Trustee of the Portfolios


Michael P. Mallardi
Trustee of the Portfolios



*By
    Susan Jakuboski
    as attorney-in-fact pursuant to a power of attorney previously filed.

Exhibit No.         Description of Exhibit
==========          ======================

11                  Consents of Independent Accountants.